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                                                   ----------------------------
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                             811-08697
      --------------------------------------------------------------------------

                         AIM Special Opportunities Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919
                                                    ----------------------------
Date of fiscal year end:     10/31
                        ---------------
Date of reporting period:  10/31/05
                         --------------

Item 1.  Schedule of Investments.

                                                        AIM OPPORTUNITIES I FUND
                                Annual Report to Shareholders o October 31, 2005


                                 [COVER IMAGE]


 YOUR GOALS. OUR SOLUTIONS.                  [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--

AIM OPPORTUNITIES I FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of October 31, 2005, and is based on total net assets..


ABOUT SHARE CLASSES                          ABOUT INDEXES USED IN THIS REPORT          o Industry classifications used in this
                                                                                        report are generally according to the
o Class B shares are not available as an     o The unmanaged Standard & Poor's          Global Industry Classification Standard,
investment for retirement plans              Composite Index of 500 Stocks (the S&P     which was developed by and is the
maintained pursuant to Section 401 of        500--Registered Trademark-- INDEX) is      exclusive property and a service mark of
the Internal Revenue Code, including         an index of common stocks frequently       Morgan Stanley Capital International
401(k) plans, money purchase pension         used as a general measure of U.S. stock    Inc. and Standard & Poor's.
plans and profit sharing plans. Plans        market performance.
that had existing accounts invested in                                                  The Fund provides a complete list of its
Class B shares prior to September 30,        o The unmanaged MSCI WORLD INDEX is a      holdings four times in each fiscal year,
2003, will continue to be allowed to         group of global securities tracked by      at the quarter-ends. For the second and
make additional purchases.                   Morgan Stanley Capital International.      fourth quarters, the lists appear in the
                                                                                        Fund's semiannual and annual reports to
PRINCIPAL RISKS OF INVESTING IN THE FUND     o The unmanaged RUSSELL 2000               shareholders. For the first and third
                                             --Registered Trademark-- INDEX             quarters, the Fund files the lists with
o The Fund may invest up to 25% of its       represents the performance of the stocks   the Securities and Exchange Commission
assets in the securities of non-U.S.         of small-capitalization companies.         (SEC) on Form N-Q. The most recent list
issuers. International investing                                                        of portfolio holdings is available at
presents certain risks not associated        o The unmanaged LIPPER SMALL-CAP CORE      AIMinvestments.com. From our home page,
with investing solely in the United          FUND INDEX represents an average of the    click on Products & Performance, then
States. These include risks relating to      performance of the 30 largest              Mutual Funds, then Fund Overview. Select
fluctuations in the value of the U.S.        small-capitalization core equity funds     your Fund from the drop-down menu and
dollar relative to the values of other       tracked by Lipper, Inc., an independent    click on Complete Quarterly Holdings.
currencies, the custody arrangements         mutual fund performance monitor.           Shareholders can also look up the Fund's
made for the Fund's foreign holdings,                                                   Forms N-Q on the SEC's Web site at
differences in accounting, political         o The Fund is not managed to track the     sec.gov. And copies of the Fund's Forms
risks and the lesser degree of public        performance of any particular index,       N-Q may be reviewed and copied at the
information required to be provided by       including the indexes defined here, and    SEC's Public Reference Room at 450 Fifth
non-U.S. companies.                          consequently, the performance of the       Street, N.W., Washington, D.C.
                                             Fund may deviate significantly from the    20549-0102. You can obtain information
o Leveraging and short-selling, along        performance of the indexes.                on the operation of the Public Reference
with other hedging strategies, present                                                  Room, including information about
higher risks, but also offer greater         o A direct investment cannot be made in    duplicating fee charges, by calling
potential rewards. Since stock prices        an index. Unless otherwise indicated,      202-942-8090 or 800-732-0330, or by
can rise without limit, short sales are      index results include reinvested           electronic request at the following
riskier because of unlimited exposure to     dividends, and they do not reflect sales   e-mail address: publicinfo@sec.gov. The
loss until the position is covered. The      charges. Performance of an index of        SEC file numbers for the Fund are
Fund, which is not a complete investment     funds reflects fund expenses;              811-08697 and 333-47949.
program, may not be appropriate for all      performance of a market index does not.
investors. There is no guarantee that                                                   A description of the policies and
the Fund managers' investment strategies     OTHER INFORMATION                          procedures that the Fund uses to
will help investors attain their goals.                                                 determine how to vote proxies relating
Please see the prospectus for more           o The returns shown in management's        to portfolio securities is available
information about specific investment        discussion of Fund performance are based   without charge, upon request, from our
strategies and risks.                        on net asset values calculated for         Client Services department at
                                             shareholder transactions. Generally        800-959-4246 or on the AIM Web site,
o The Fund is nondiversified, which          accepted accounting principles require     AIMinvestments.com. On the home page,
increases risks as well as potential         adjustments to be made to the net assets   scroll down and click on AIM Funds Proxy
rewards.                                     of the Fund at period end for financial    Policy. The information is also
                                             reporting purposes, and as such, the net   available on the Securities and Exchange
o Investing in smaller companies             asset values for shareholder               Commission's Web site, sec.gov.
involves greater risk than investing in      transactions and the returns based on
more established companies, such as          those net asset values may differ from     Information regarding how the Fund voted
business risk, significant stock price       the net asset values and returns           proxies related to its portfolio
fluctuations and illiquidity.                reported in the Financial Highlights.      securities during the 12 months ended
                                                                                        June 30, 2005, is available at our Web
                                                                                        site. Go to AIMinvestments.com, access
                                                                                        the About Us tab, click on Required
                                                                                        Notices and then click on Proxy Voting
                                                                                        Activity. Next, select the Fund from the
                                                                                        drop-down menu. The information is also
                                                                                        available on the Securities and Exchange
                                                                                        Commission's Web site, sec.gov.

                                                                                        =======================================
                                                                                        FUND NASDAQ SYMBOLS

                                                                                        Class A Shares                    ASCOX
                                                                                        Class B Shares                    SCPBX
                                                                                        Class C Shares                    SCOCX
                                                                                        =======================================

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM OPPORTUNITIES I FUND


                    DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                    The fiscal year covered by this report was quite good to
                    equity investors. Domestically, the broad-based S&P 500
     [GRAHAM        Index returned 8.72%. Globally, Morgan Stanley's MSCI World
      PHOTO]        Index rose 13.27%. Much of this good performance, though,
                    was attained early in the fiscal year as virtually every
                    equity index declined during October of 2005. Concern about
 ROBERT H. GRAHAM   the inflationary potential of rising energy costs was
                    frequently cited as a major cause of market weakness.

                       Within the indexes, there was considerable variability in
                    the performance of different sectors and markets. Domestically, energy sector performance far outpaced that of the other sectors in the S&P 500 Index, reflecting rising oil and gas prices. Overseas, emerging markets produced more attractive results than did developed markets, at least in part because emerging markets tend to be more closely tied to the performance of natural resources and commodities.

                       One could make a strong argument for global
                    diversification of a stock portfolio using the performance data for the fiscal year ended October 31, 2005. Of course, your financial advisor is the person most qualified to help you decide whether such diversification is appropriate for
  [WILLIAMSON       you.
     PHOTO]
                       For a discussion of the specific market conditions that
                    affected your Fund and how your Fund was managed during the fiscal year, please turn to Page 3.
MARK H. WILLIAMSON
                    NEW INFORMATION IN THIS REPORT

                    We would like to call your attention to two new elements in this report. First, on Page 2, is a message from Bruce Crockett, the independent Chair of the Board of Trustees of the AIM Funds. We first introduced you to Mr. Crockett in the annual report on your Fund dated October 31, 2004. Mr. Crockett has been on our Funds' Board since 1992; he assumed his responsibilities as Chair in October 2004.

                       Mr. Crockett plans to keep AIM shareholders informed of
                    the work of the Board regularly via letters in the Fund reports. We certainly think this is a valuable addition to the reports. The Board is charged with looking out for the interests of shareholders, and Mr. Crockett's letter provides insight into some of the many issues the Board addresses in governing your Fund.

                       One of the most important decisions the Board makes each
                    year is whether to approve the advisory agreement your Fund has with AIM. Essentially, this agreement hires AIM to manage the assets in your Fund. A discussion of the factors the Board considered in reviewing the agreement is the second new element in the report, and we encourage you to read it. It appears on Pages 8 and 9.

                       Further information about the markets, your Fund, and
                    investing in general is always available on our widely acclaimed Web site, AIMinvestments.com. We invite you to visit it frequently.

                       We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.


                    Sincerely,

                    /s/ ROBERT H. GRAHAM         /s/ MARK H. WILLIAMSON

                    Robert H. Graham             Mark H. Williamson
                    President & Vice Chair,      President, A I M Advisors, Inc.
                    AIM Funds

                    December 15, 2005


                    AIM Investments is a registered service mark of A I M Management Group Inc., A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM OPPORTUNITIES I FUND


                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

     [CROCKETT         At our most recent meeting in June 2005, your Board
       PHOTO]       approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million annually, based on asset levels as of March 31, 2005. The majority of these expense reductions, which took effect July 1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

 BRUCE L. CROCKETT     Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 8 and
                    9. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 14 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.


                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    December 15, 2005

AIM OPPORTUNITIES I FUND


MANAGEMENT'S DISCUSSION
OF FUND PERFORMANCE

                                                                                           STOCK SELECTION:

========================================================================================   o We believe certain qualities, such as
PERFORMANCE SUMMARY                                                                        growth and stability of earnings,
                                             ===========================================   profitability, financial strength, etc.,
During the Fund's fiscal year, changes       FUND VS. INDEXES                              identify companies as probable strong
were made to your Fund's management team                                                   performers.
with the intention of improving              TOTAL RETURNS, 10/31/04-10/31/05,
long-term performance. This report is        EXCLUDING APPLICABLE SALES CHARGES. IF        o We measure each candidate for the
addressed to you by the new team, Derek      SALES CHARGES WERE INCLUDED, RETURNS          portfolio against these qualities to
Izuel (lead manager) and Duy Nguyen,         WOULD BE LOWER.                               identify companies we believe may
assisted by the Global Quantitative                                                        increase in value in the next six to 12
Strategies Team. While we continue to        Class A Shares                       5.48%    months (long positions) or decrease in
manage the Fund with the same overriding                                                   value over that period (short
investment objective of long-term growth     Class B Shares                       4.79     positions). Short selling is used to
of capital, the Fund's strategy has been                                                   capitalize on an expected decline in a
changed to a core style. We employ a         Class C Shares                       4.70     security's price.
multi-step, quantitative process to
construct the Fund. We believe               S&P 500 Index (Broad Market Index)   8.72     o Long positions exhibit the best
shareholders will benefit from the                                                         earnings growth potential and least
changes because we believe our               Russell 2000 Index                            potential for earnings disappointments
investment strategy and process can          (Style-specific Index)              12.08     in our opinion; short positions
potentially produce long-term                                                              generally exhibit the opposite traits.
risk-adjusted performance results that       Lipper Small Cap Core Fund Index
meet shareholder expectations.               (Peer Group Index)                  12.43     RISK MANAGEMENT:

   For the fiscal year ended October 31,     SOURCE: LIPPER, INC.                          o Our risk model looks at how these
2005,the Fund underperformed the U.S.        ===========================================   companies perform in response to changes
stock market, as represented by the S&P                                                    in economic factors such as inflation,
500 Index, as well as the Russell 2000       appointing performance of some holdings       industrial production, the price of oil,
Index, which consists of small-cap           in the industrials, energy and                and so on. Such changes will have
stocks comparable in size to your Fund's     information technology sectors. During        positive impact on some companies and
holdings. This occurred primarily            this fiscal year we found that a              negative impact on others.
because of the dis-                          narrowing of the price difference
                                             between the highest and lowest valuation      o Given the push/ pull of these risk
                                             companies made it difficult to identify       factors, we try to reduce the Fund's
                                             which stocks offered the best prospects       overall risk by pairing stocks that
                                             for appreciation at the most favorable        benefit from an improvement in a certain
                                             price.                                        factor with those that benefit from
                                                Your Fund's long-term performance is       worsening in that same factor. Our goal
                                             shown on Pages 6 and 7 of this report.        is for the Fund to benefit whichever way
=======================================================================================    the market moves.

HOW WE INVEST                                and behavioral finance focusing on U.S.          We consider selling or reducing our
                                             domestic small-cap stocks. It has two         position in a particular security when:
We have developed a quantitative             main components:
investment process based on tenets of                                                      o The stock no longer exhibits
mathematics, statistics                                                                    characteristics that drive performance.

                                                                                           o Holding the security adds too much
                                                                                           additional risk to the overall
                                                                                           portfolio.

                                                                                                                        (continued)
==========================================   ===========================================   =========================================
PORTFOLIO COMPOSITION                        TOP 10 LONG POSITIONS*                        TOP 5 SHORT POSITIONS

By sector, based on total investments,        1.Moody's Corp.                      3.2%
long and short holdings                                                                    1.SLM Corp.                          1.2%
                                              2.Prudential Financial, Inc.         3.2
              [PIE CHART]                                                                  2.Hawaiian Electric Industries,
                                              3.UnitedHealth Group Inc.            3.2       Inc.                               1.1
Financials                           22.8%
                                              4.3M Co.                             2.9     3.Crown Castle International Corp.   1.0
Information Technology               15.7%
                                              5.Energen Corp.                      2.1     4.DST Systems, Inc.                  0.9
Consumer Discretionary               13.1%
                                              6.Endurance Specialty Holdings Ltd.  1.9     5.Convergys Corp.                    0.8
Health Care                          12.5%
                                              7.Arbitron Inc.                      1.5
Industrials                           9.4%                                                 TOTAL NET ASSETS          $251.6 MILLION
                                              8.CharterMac                         1.4
Energy                                7.7%                                                 TOTAL NUMBER OF LONG HOLDINGS*       250
                                              9.ACE Ltd.                           1.4
Materials                             3.8%                                                 TOTAL NUMBER OF SHORT HOLDINGS        46
                                             10.Hospira,Inc.                       1.3
Consumer Staples                      3.7%

Utilities                             2.3%

Money Market Funds and
Other Assets Less Liabilities         8.1%

Telecommunications Services           0.9%

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.
==========================================   ===========================================   =========================================

AIM OPPORTUNITIES I FUND


MARKET CONDITIONS AND YOUR FUND              in some industries than in others as we       THE VIEWS AND OPINIONS EXPRESSED IN
                                             evaluate stocks for purchase or sale, as      MANAGEMENT'S DISCUSSION OF FUND
Despite widespread concern about the         illustrated in the examples below.            PERFORMANCE ARE THOSE OF A I M ADVISORS,
potential impact of rising short-term                                                      INC. THESE VIEWS AND OPINIONS ARE
interest rates and historically high         o ACCREDO HEALTH INC., a provider of          SUBJECT TO CHANGE AT ANY TIME BASED ON
energy prices, the U.S. economy              pharmacy, clinical and reimbursement          FACTORS SUCH AS MARKET AND ECONOMIC
expanded, inflation remained contained       services, represented an excellent            CONDITIONS. THESE VIEWS AND OPINIONS MAY
and corporate profits generally rose         value, in our opinion, as its stock           NOT BE RELIED UPON AS INVESTMENT ADVICE
during the fiscal year covered by this       price had declined due to some                OR RECOMMENDATIONS, OR AS AN OFFER FOR A
report. Late in the year, higher energy      reimbursement uncertainties that clouded      PARTICULAR SECURITY. THE INFORMATION IS
prices and rising interest rates             the profitability outlook. We maintained      NOT A COMPLETE ANALYSIS OF EVERY ASPECT
threatened to crimp consumer spending,       our conviction in the company, as we          OF ANY MARKET, COUNTRY, INDUSTRY,
which accounts for approximately             believed it had solid business                SECURITY OR THE FUND. STATEMENTS OF FACT
two-thirds of the U.S. economy.              fundamentals and a strong management          ARE FROM SOURCES CONSIDERED RELIABLE,
                                             team. This conviction was rewarded as         BUT A I M ADVISORS, INC. MAKES NO
   There was wide variance in corporate      share prices increased after Medco            REPRESENTATION OR WARRANTY AS TO THEIR
profits during the fiscal year. Rising       Health Solutions agreed to acquire the        COMPLETENESS OR ACCURACY. ALTHOUGH
prices caused many companies in the          company in a transaction valued at a          HISTORICAL PERFORMANCE IS NO GUARANTEE
energy and utilities sectors to report       large premium to the stock price. We          OF FUTURE RESULTS, THESE INSIGHTS MAY
record earnings and profits, while           sold the stock to take profits, boosting      HELP YOU UNDERSTAND OUR INVESTMENT
profits of companies that use a lot of       Fund results.                                 MANAGEMENT PHILOSOPHY.
energy, such as chemical companies and
airlines, were depressed. Not                o ABERCROMBIE & FITCH is a specialty                See important Fund and index
surprisingly, energy and utilities           retailer of casual apparel. The stock               disclosures inside front cover.
stocks led the market with strong            was attractive based on excellent
double-digit returns. Consumer               margins and rising earnings growth                                DEREK S. IZUEL,
discretionary and telecommunications         expectations. Unfortunately, the                     [IZUEL       Chartered Financial
services stocks declined for the fiscal      company's performance did not meet those             PHOTO]       Analyst, senior
year.                                        high expectations. Back-to-school sales                           portfolio manager,
                                             figures were weaker than expected due to                          is lead portfolio
   Our philosophy is to remain fairly        poor merchandise selection, and the                               manager of AIM
sector neutral relative to the Fund's        stock price declined as a result. We                              Opportunities I
benchmark and avoid over- and                retained a position in the stock because                          Fund. Mr. Izuel
underweights in any particular sector.       we have conviction in the company's                               began his
Health care was one of the market's          longer-term prospects.                        investment career in 1997. He received a
better-performing sectors in the period,                                                   B.A. in computer science from the
and also the sector that contributed         IN CLOSING                                    University of California-Berkeley and an
most to the Fund's performance. Our                                                        M.B.A. from the University of Michigan.
quantitative model worked well in this       Our investment discipline is focused on
area, as the Fund's health care              seeking consistent and strong                                     DUY NGUYEN,
holdings, on the whole, produced             risk-adjusted returns for shareholders                            Chartered Financial
significantly stronger results than did      by adhering to our disciplined                       [NGUYEN      Analyst, portfolio
the same sector in the Russell 2000          quantitative investment process for a                 PHOTO]      manager, is a
Index.                                       period of years--not months. We believe                           manager of AIM
                                             this long-term investment horizon                                 Opportunities I
   The energy sector, boosted by the         enables us to potentially capitalize on                           Fund. Mr. Nguyen
period's soaring oil prices, was another     the opportunities created by normal                               joined AIM in 2000.
major contributor to Fund performance.       market volatility, and we realize that        He received a B.B.A. from the University
In this case, the energy component of        short-term results may lag the market.        of Texas.
the index performed better than the          Having recently taken over management of
Fund's energy holdings, which was a          the Fund, we encourage shareholders to        Assisted by the Global Quantitative
factor in the Fund's underperformance        avoid placing undue emphasis on               Strategies Team
relative to the index. The energy sector     short-term relative performance and
experienced considerable growth during       instead measure the success of our
the year, and our model, which focuses       investment process over long-term time
on long-term rather than short-term          periods.
results, did not focus on the high
volatility energy stocks that led to the        We thank you for your continued
sector appreciation in the industry.         investment in the Fund. We believe the
                                             Fund is an attractive option for
   During this fiscal year, we used          investors seeking a small-cap core
leverage to offset the market risk of        investment with the ability to use
short positions, so that together, their     sophisticated investment techniques,
impact on Fund performance was very          which may limit volatility, improve
small.                                       performance and expand the investable
                                             universe beyond those of traditional                           [RIGHT ARROW GRAPHIC]
   We believe stocks exhibit certain         mutual funds.
qualities that identify them as probable                                                 FOR A PRESENTATION OF YOUR FUND'S
strong performers. Different qualities                                                   LONG-TERM PERFORMANCE, PLEASE SEE PAGES
may have more significance                                                               6 AND 7.

AIM OPPORTUNITIES I FUND


CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      together with the amount you invested,           The hypothetical account values and
                                             to estimate the expenses that you paid        expenses may not be used to estimate the
As a shareholder of the Fund, you incur      over the period. Simply divide your           actual ending account balance or
two types of costs: (1) transaction          account value by $1,000 (for example, an      expenses you paid for the period. You
costs, which may include sales charges       $8,600 account value divided by $1,000 =      may use this information to compare the
(loads) on purchase payments; contingent     8.6), then multiply the result by the         ongoing costs of investing in the Fund
deferred sales charges on redemptions;       number in the table under the heading         and other funds. To do so, compare this
and redemption fees, if any; and (2)         entitled "Actual Expenses Paid During         5% hypothetical example the 5%
ongoing costs, including management          Period" to estimate the expenses you          hypothetical examples that appear in the
fees; distribution and/ or service fees      paid on your account during this period.      shareholder reports of the other funds.
(12b-1); and other Fund expenses. This
example is intended to help you              HYPOTHETICAL EXAMPLE FOR                         Please note that the expenses shown
understand your ongoing costs (in            COMPARISON PURPOSES                           in the table are meant to highlight your
dollars) of investing in the Fund and to                                                   ongoing costs only and do not reflect
compare these costs with ongoing costs       The table below also provides                 any transactional costs, such as sales
of investing in other mutual funds. The      information about hypothetical account        charges (loads) on purchase payments,
example is based on an investment of         values and hypothetical expenses based        contingent deferred sales charges on
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and        redemptions, and redemption fees, if
period and held for the entire period        an assumed rate of return of 5% per year      any. Therefore, the hypothetical
May 1, 2005, through October 31, 2005.       before expenses, which is not the Fund's      information is useful in comparing
                                             actual return. The Fund's actual              ongoing costs only, and will not help
ACTUAL EXPENSES                              cumulative total returns at net asset         you determine the relative total costs
                                             value after expenses for the six months       of owning different funds. In addition,
The table below provides information         ended October 31, 2005, appear in the         if these transactional costs were
about actual account values and actual       table "Cumulative Total Returns" on Page      included, your costs would have been
expenses. You may use the information in     7.                                            higher.
this table,

====================================================================================================================================
                                                                                   HYPOTHETICAL
                                                  ACTUAL                (5% ANNUAL RETURN BEFORE EXPENSES)

                BEGINNING             ENDING                EXPENSES         ENDING            EXPENSES         ANNUALIZED
SHARE         ACCOUNT VALUE        ACCOUNT VALUE           PAID DURING    ACCOUNT VALUE       PAID DURING        EXPENSE
CLASS           (5/01/05)          (10/31/05)(1)           PERIOD(2,3)     (10/31/05)         PERIOD(2,4)         RATIO
  A             $1,000.00            $1,037.10               $ 9.70        $1,015.68            $ 9.60            1.89%
  B              1,000.00             1,033.30                13.33         1,012.10             13.19            2.60
  C              1,000.00             1,032.50                13.32         1,012.10             13.19            2.60


(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2005, through October
    31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended October 31, 2005, appear in the table "Cumulative Total Returns" on Page 7.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half-year. Effective on July 1, 2005, the distributor contractually agreed to reduce Rule 12B-1 plan fees for the Class A shares to 0.25%. The annualized expense ratio restated as if the agreement had been in effect throughout the entire most recent fiscal half year is 1.85% for the Class A shares.

(3) The actual expenses paid restated as if the change discussed above had been in effect throughout the most recent fiscal half year are $9.50 for the Class A shares.

(4) The hypothetical expenses paid restated as if the change discussed above had been in effect throughout the most recent fiscal half year are $9.40 for the Class A shares.

====================================================================================================================================



                                          [ARROW
                                           BUTTON    For More Information Visit
                                           IMAGE]    AIMINVESTMENTS.COM

AIM OPPORTUNITIES I FUND


YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT

FUND DATA FROM 6/29/98, INDEX DATA FROM 6/30/98


                                           [MOUNTAIN CHART]

=====================================================================================================
DATE            AIM OPPORTUNITIES I     LIPPER SMALL-CAP           RUSSELL 2000               S&P 500
                FUND-CLASS A SHARES     CORE FUND INDEX               INDEX                    INDEX

6/29/98              $9450
   6/98               9412                   $10000                   $10000                   $10000
   7/98               9223                     9279                     9190                     9894
   8/98               7475                     7485                     7406                     8465
   9/98               8534                     7800                     7985                     9008
  10/98               8780                     8120                     8311                     9739
  11/98               9801                     8573                     8747                    10329
  12/98              11103                     9112                     9288                    10924
   1/99              11509                     9043                     9411                    11381
   2/99              10451                     8305                     8649                    11027
   3/99              11141                     8342                     8784                    11468
   4/99              12087                     8906                     9571                    11912
   5/99              12305                     9090                     9711                    11631
   6/99              13374                     9615                    10150                    12275
   7/99              14055                     9563                     9872                    11893
   8/99              14037                     9212                     9506                    11834
   9/99              14821                     9205                     9508                    11510
  10/99              15965                     9285                     9547                    12238
  11/99              18094                     9884                    10117                    12487
  12/99              20451                    10950                    11262                    13222
   1/00              20897                    10739                    11081                    12557
   2/00              28203                    12254                    12911                    12320
   3/00              26965                    12079                    12060                    13524
   4/00              24600                    11408                    11334                    13118
   5/00              23490                    10923                    10674                    12849
   6/00              27300                    11886                    11604                    13165
   7/00              25529                    11517                    11231                    12960
   8/00              27905                    12543                    12088                    13764
   9/00              27788                    12220                    11732                    13038
  10/00              25857                    11853                    11209                    12982
  11/00              22966                    10672                    10058                    11960
  12/00              25159                    11709                    10922                    12018
   1/01              25632                    12126                    11490                    12444
   2/01              23202                    11355                    10736                    11310
   3/01              21481                    10819                    10211                    10594
   4/01              22899                    11681                    11010                    11417
   5/01              22798                    12106                    11281                    11493
   6/01              23169                    12481                    11670                    11214
   7/01              22681                    12191                    11039                    11103
   8/01              22039                    11850                    10682                    10409
   9/01              19694                    10298                     9244                     9569
  10/01              21078                    10909                     9785                     9751
  11/01              21736                    11720                    10543                    10499
  12/01              22816                    12543                    11193                    10591
   1/02              22378                    12395                    11077                    10436
   2/02              20724                    12064                    10773                    10235
   3/02              22447                    12991                    11639                    10620
   4/02              22346                    13054                    11745                     9977
   5/02              21908                    12568                    11224                     9903
   6/02              20017                    11864                    10667                     9198
   7/02              17199                    10251                     9056                     8481
   8/02              17367                    10306                     9033                     8537
   9/02              16388                     9576                     8384                     7610
  10/02              17046                     9917                     8653                     8279
  11/02              18313                    10648                     9425                     8766
  12/02              17165                    10131                     8901                     8251
   1/03              16641                     9835                     8654                     8035
   2/03              16050                     9528                     8393                     7915
   3/03              16253                     9608                     8501                     7991
   4/03              17384                    10408                     9307                     8649
   5/03              18785                    11323                    10306                     9104
   6/03              19561                    11583                    10492                     9221
   7/03              20607                    12177                    11149                     9383
   8/03              21823                    12705                    11660                     9566
   9/03              21199                    12429                    11444                     9465
  10/03              22566                    13406                    12406                    10000
  11/03              23309                    13889                    12846                    10088
  12/03              23898                    14275                    13106                    10617
   1/04              25129                    14727                    13676                    10811
   2/04              25147                    14983                    13798                    10962
   3/04              24825                    15146                    13927                    10796
   4/04              23358                    14625                    13217                    10627
   5/04              23762                    14753                    13427                    10772
   6/04              24674                    15382                    13993                    10982
   7/04              22278                    14572                    13051                    10618
   8/04              21267                    14444                    12983                    10661
   9/04              22179                    15163                    13593                    10777
  10/04              22787                    15411                    13861                    10941
  11/04              23427                    16628                    15063                    11384
  12/04              24118                    16897                    15509                    11771
   1/05              23764                    16407                    14862                    11484
   2/05              24339                    16790                    15113                    11726
   3/05              24069                    16367                    14681                    11518
   4/05              23173                    15484                    13840                    11300
   5/05              23934                    16313                    14746                    11659
   6/05              24171                    16869                    15315                    11676
   7/05              24879                    17872                    16285                    12110
   8/05              24339                    17707                    15983                    11999
   9/05              24660                    17876                    16033                    12096
  10/05              24028                    17327                    15535                    11895
=====================================================================================================
                                                                                 SOURCE: LIPPER, INC.


The data shown in the chart include             This chart, which is a logarithmic
reinvested distributions, applicable sales   chart, presents the fluctuations in the
charges, Fund expenses and management        value of the Fund and its indexes. We
fees. Index results include reinvested       believe that a logarithmic chart is more
dividends, but they do not reflect sales     effective than other types of charts in
charges. Performance of an index of funds    illustrating changes in value during the
reflects fund expenses and management        early years shown in the chart. The
fees; performance of a market index does     vertical axis, the one that indicates the
not. Performance shown in the chart and      dollar value of an investment, is
table(s) does not reflect deduction of       constructed with each segment representing
taxes a shareholder would pay on Fund        a percent change in the value of the
distributions or sale of Fund shares.        investment. In this chart, each segment
Performance of the indexes does not          represents a doubling, or 100% change, in
reflect the effects of taxes.                the value of the investment. In other
                                             words, the space between $5,000 and
                                             $10,000 is the same size as the space
                                             between $10,000 and $20,000, the space
                                             between $10,000 and $20,000 is the same as
                                             that between $20,000 and $40,000, and so
                                             on.

AIM OPPORTUNITIES I FUND


==========================================   ===========================================   =========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                  CUMULATIVE TOTAL RETURNS

As of 10/31/05, including applicable         As of 9/30/05, most recent calendar           6 months ended 10/31/05, excluding
sales charges                                quarter-end, including applicable sales       applicable sales charges
                                             charges
CLASS A SHARES                                                                             Class A Shares             3.71%
Inception (6/29/98)              12.69%      CLASS A SHARES                                Class B Shares             3.33
  5 Years                        -2.56       Inception (6/29/98)              13.24%       Class C Shares             3.25
  1 Year                         -0.35         5 Years                        -3.46        =========================================
                                               1 Year                          5.11
CLASS B SHARES
Inception (7/13/98)              12.72%      CLASS B SHARES
  5 Years                        -2.37       Inception (7/13/98)              13.28%
  1 Year                         -0.21         5 Years                        -3.28
                                               1 Year                          5.39
CLASS C SHARES
Inception (12/30/98)             11.55%      CLASS C SHARES
  5 Years                        -2.16       Inception (12/30/98)             12.14%
  1 Year                          3.70         5 Years                        -3.06
                                               1 Year                          9.47

==========================================   ===========================================

THE PERFORMANCE DATA QUOTED REPRESENT        CLASS A SHARE PERFORMANCE REFLECTS THE
PAST PERFORMANCE AND CANNOT GUARANTEE        MAXIMUM 5.50% SALES CHARGE, AND CLASS B
COMPARABLE FUTURE RESULTS; CURRENT           AND CLASS C SHARE PERFORMANCE REFLECTS
PERFORMANCE MAY BE LOWER OR HIGHER.          THE APPLICABLE CONTINGENT DEFERRED SALES
PLEASE VISIT AIMINVESTMENTS.COM FOR THE      CHARGE (CDSC) FOR THE PERIOD INVOLVED.
MOST RECENT MONTH-END PERFORMANCE.           THE CDSC ON CLASS B SHARES DECLINES FROM
PERFORMANCE FIGURES REFLECT REINVESTED       5% BEGINNING AT THE TIME OF PURCHASE TO
DISTRIBUTIONS, CHANGES IN NET ASSET          0% AT THE BEGINNING OF THE SEVENTH YEAR.
VALUE AND THE EFFECT OF THE MAXIMUM          THE CDSC ON CLASS C SHARES IS 1% FOR THE
SALES CHARGE UNLESS OTHERWISE STATED.        FIRST YEAR AFTER PURCHASE.
INVESTMENT RETURN AND PRINCIPAL VALUE
WILL FLUCTUATE SO THAT YOU MAY HAVE A           THE PERFORMANCE OF THE FUND'S SHARE
GAIN OR LOSS WHEN YOU SELL SHARES.           CLASSES WILL DIFFER DUE TO DIFFERENT
                                             SALES CHARGE STRUCTURES AND CLASS
                                             EXPENSES.

AIM OPPORTUNITIES I FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Special         o The quality of services to be provided      o Overall performance of AIM. The Board
Opportunities Funds (the "Board")            by AIM. The Board reviewed the                considered the overall performance of
oversees the management of AIM               credentials and experience of the             AIM in providing investment advisory and
Opportunities I Fund (the "Fund") and,       officers and employees of AIM who will        portfolio administrative services to the
as required by law, determines annually      provide investment advisory services to       Fund and concluded that such performance
whether to approve the continuance of        the Fund. In reviewing the                    was satisfactory.
the Fund's advisory agreement with A I M     qualifications of AIM to provide
Advisors, Inc. ("AIM"). Based upon the       investment advisory services, the Board       o Fees relative to those of clients of
recommendation of the Investments            reviewed the qualifications of AIM's          AIM with comparable investment
Committee of the Board, which is             investment personnel and considered such      strategies. The Board reviewed the
comprised solely of independent              issues as AIM's portfolio and product         advisory fee rate for the Fund under the
trustees, at a meeting held on June 30,      review process, various back office           Advisory Agreement. The Board noted that
2005, the Board, including all of the        support functions provided by AIM and         the Fund's advisory fee is structured as
independent trustees, approved the           AIM's equity and fixed income trading         a fulcrum fee, with a base component and
continuance of the advisory agreement        operations. Based on the review of these      a performance adjustment component, and
(the "Advisory Agreement") between the       and other factors, the Board concluded        that the base fee component of the
Fund and AIM for another year, effective     that the quality of services to be            Fund's advisory fee was lower than the
July 1, 2005.                                provided by AIM was appropriate and that      base fee component of the advisory fees
                                             AIM currently is providing satisfactory       for two mutual funds with fulcrum
   The Board considered the factors          services in accordance with the terms of      advisory fees advised by AIM with
discussed below in evaluating the            the Advisory Agreement.                       investment strategies comparable to
fairness and reasonableness of the                                                         those of the Fund. The Board also noted
Advisory Agreement at the meeting on         o The performance of the Fund relative        that the performance adjustment
June 30, 2005 and as part of the Board's     to comparable funds. The Board reviewed       component of the Fund's advisory fee was
ongoing oversight of the Fund. In their      the performance of the Fund during the        less than the performance adjustment
deliberations, the Board and the             past one, three and five calendar years       component for these two mutual funds.
independent trustees did not identify        against the performance of funds advised      Based on this review, the Board
any particular factor that was               by other advisors with investment             concluded that the advisory fee rate for
controlling, and each trustee attributed     strategies comparable to those of the         the Fund under the Advisory Agreement
different weights to the various             Fund. The Board noted that the Fund's         was fair and reasonable.
factors.                                     performance in such periods was below
                                             the median performance of such                o Fees relative to those of comparable
   One of the responsibilities of the        comparable funds. The Board noted that        funds with other advisors. The Board
Senior Officer of the Fund, who is           AIM has recently made changes to the          reviewed the advisory fee rate for the
independent of AIM and AIM's affiliates,     Fund's portfolio management team, which       Fund under the Advisory Agreement. The
is to manage the process by which the        appear to be producing encouraging early      Board compared effective contractual
Fund's proposed management fees are          results but need more time to be              advisory fee rates at a common asset
negotiated to ensure that they are           evaluated before a conclusion can be          level and noted that the Fund's rate was
negotiated in a manner which is at arm's     made that the changes have addressed the      above the median rate of the funds
length and reasonable. To that end, the      Fund's under-performance. Based on this       advised by other advisors with
Senior Officer must either supervise a       review, the Board concluded that no           investment strategies comparable to
competitive bidding process or prepare       changes should be made to the Fund and        those of the Fund that the Board
an independent written evaluation. The       that it was not necessary to change the       reviewed. The Board noted that none of
Senior Officer has recommended an            Fund's portfolio management team at this      the advisory fees for these other funds
independent written evaluation in lieu       time.                                         were structured as fulcrum fees. Based
of a competitive bidding process and,                                                      on this review, the Board concluded that
upon the direction of the Board, has         o The performance of the Fund relative        the advisory fee rate for the Fund under
prepared such an independent written         to indices. The Board reviewed the            the Advisory Agreement was fair and
evaluation. Such written evaluation also     performance of the Fund during the past       reasonable.
considered certain of the factors            one, three and five calendar years
discussed below. In addition, as             against the performance of the Lipper         o Expense limitations and fee waivers.
discussed below, the Senior Officer made     Small-Cap Value Index.* The Board noted       The Board noted that there were no fee
certain recommendations to the Board in      that the Fund's performance in such           waivers or expense limitations currently
connection with such written evaluation.     periods was below the performance of          in effect for the Fund. The Board
                                             such Index. The Board noted that AIM has      concluded that no such waivers or
   The discussion below serves as a          recently made changes to the Fund's           limitations were necessary at this time
summary of the Senior Officer's              portfolio management team, which appear       because the Fund's overall expense ratio
independent written evaluation and           to be producing encouraging early             were lower than that of the funds
recommendations to the Board in              results but need more time to be              advised by other advisors with
connection therewith, as well as a           evaluated before a conclusion can be          investment strategies comparable to
discussion of the material factors and       made that the changes have addressed the      those of the Fund that the Board
the conclusions with respect thereto         Fund's under-performance. Based on this       reviewed.
that formed the basis for the Board's        review, the Board concluded that no
approval of the Advisory Agreement.          changes should be made to the Fund and        o Breakpoints and economies of scale.
After consideration of all of the            that it was not necessary to change the       The Board reviewed the structure of the
factors below and based on its informed      Fund's portfolio management team at this      Fund's advisory fee under the Advisory
business judgment, the Board determined      time.                                         Agreement, noting that it does not
that the Advisory Agreement is in the                                                      include any breakpoints. The Board
best interests of the Fund and its           o Meeting with the Fund's portfolio           considered whether it would be
shareholders and that the compensation       managers and investment personnel. With       appropriate to add advisory fee
to AIM under the Advisory Agreement is       respect to the Fund, the Board is             breakpoints for the Fund or whether, due
fair and reasonable and would have been      meeting periodically with such Fund's         to the nature of the Fund and the
obtained through arm's length                portfolio managers and/ or other              advisory fee structures of comparable
negotiations.                                investment personnel and believes that        funds, it was reasonable to structure
                                             such individuals are competent and able       the advisory fee without breakpoints.
o The nature and extent of the advisory      to continue to carry out their                Based on this review, the Board
services to be provided by AIM. The          responsibilities under the Advisory           concluded that it was not necessary to
Board reviewed the services to be            Agreement.                                    add advisory fee breakpoints to the
provided by AIM under the Advisory                                                         Fund's advisory fee schedule. The Board
Agreement. Based on such review, the                                                       reviewed the level of the Fund's
Board concluded that the range of                                                          advisory fees, and noted that such fees,
services to be provided by AIM under the                                                   as a percentage of the Fund's net
Advisory Agreement was appropriate and                                                     assets, would remain constant under the
that AIM currently is providing services                                                   Advisory Agreement because the Advisory
in accordance with the terms of the                                                        Agreement does not
Advisory Agreement.

* The unmanaged Lipper Small-Cap Value Index represents an average of the performance of the 30 largest small-capitalization value funds tracked by
  Lipper, Inc., an independent mutual fund performance monitor.                                                         (continued)

AIM OPPORTUNITIES I FUND

include any breakpoints. The Board           financial condition, the Board concluded
concluded that the Fund's fee levels         that the compensation to be paid by the
under the Advisory Agreement therefore       Fund to AIM under its Advisory Agreement
would not reflect economies of scale.        was not excessive.

o Investments in affiliated money market     o Benefits of soft dollars to AIM. The
funds. The Board also took into account      Board considered the benefits realized
the fact that uninvested cash and cash       by AIM as a result of brokerage
collateral from securities lending           transactions executed through "soft
arrangements (collectively, "cash            dollar" arrangements. Under these
balances") of the Fund may be invested       arrangements, brokerage commissions paid
in money market funds advised by AIM         by the Fund and/or other funds advised
pursuant to the terms of an SEC              by AIM are used to pay for research and
exemptive order. The Board found that        execution services. This research is
the Fund may realize certain benefits        used by AIM in making investment
upon investing cash balances in AIM          decisions for the Fund. The Board
advised money market funds, including a      concluded that such arrangements were
higher net return, increased liquidity,      appropriate.
increased diversification or decreased
transaction costs. The Board also found      o AIM's financial soundness in light of
that the Fund will not receive reduced       the Fund's needs. The Board considered
services if it invests its cash balances     whether AIM is financially sound and has
in such money market funds. The Board        the resources necessary to perform its
noted that, to the extent the Fund           obligations under the Advisory
invests in affiliated money market           Agreement, and concluded that AIM has
funds, AIM has voluntarily agreed to         the financial resources necessary to
waive a portion of the advisory fees it      fulfill its obligations under the
receives from the Fund attributable to       Advisory Agreement.
such investment. The Board further
determined that the proposed securities      o Historical relationship between the
lending program and related procedures       Fund and AIM. In determining whether to
with respect to the lending Fund is in       continue the Advisory Agreement for the
the best interests of the lending Fund       Fund, the Board also considered the
and its respective shareholders. The         prior relationship between AIM and the
Board therefore concluded that the           Fund, as well as the Board's knowledge
investment of cash collateral received       of AIM's operations, and concluded that
in connection with the securities            it was beneficial to maintain the
lending program in the money market          current relationship, in part, because
funds according to the procedures is in      of such knowledge. The Board also
the best interests of the lending Fund       reviewed the general nature of the
and its respective shareholders.             non-investment advisory services
                                             currently performed by AIM and its
o Independent written evaluation and         affiliates, such as administrative,
recommendations of the Fund's Senior         transfer agency and distribution
Officer. The Board noted that, upon          services, and the fees received by AIM
their direction, the Senior Officer of       and its affiliates for performing such
the Fund, who is independent of AIM and      services. In addition to reviewing such
AIM's affiliates, had prepared an            services, the trustees also considered
independent written evaluation in order      the organizational structure employed by
to assist the Board in determining the       AIM and its affiliates to provide those
reasonableness of the proposed               services. Based on the review of these
management fees of the AIM Funds,            and other factors, the Board concluded
including the Fund. The Board noted that     that AIM and its affiliates were
the Senior Officer's written evaluation      qualified to continue to provide
had been relied upon by the Board in         non-investment advisory services to the
this regard in lieu of a competitive         Fund, including administrative, transfer
bidding process. In determining whether      agency and distribution services, and
to continue the Advisory Agreement for       that AIM and its affiliates currently
the Fund, the Board considered the           are providing satisfactory
Senior Officer's written evaluation and      non-investment advisory services.
the recommendation made by the Senior
Officer to the Board that the Board          o Other factors and current trends. In
consider implementing a process to           determining whether to continue the
assist them in more closely monitoring       Advisory Agreement for the Fund, the
the performance of the AIM Funds. The        Board considered the fact that AIM,
Board concluded that it would be             along with others in the mutual fund
advisable to implement such a process as     industry, is subject to regulatory
soon as reasonably practicable.              inquiries and litigation related to a
                                             wide range of issues. The Board also
o Profitability of AIM and its               considered the governance and compliance
affiliates. The Board reviewed               reforms being undertaken by AIM and its
information concerning the profitability     affiliates, including maintaining an
of AIM's (and its affiliates')               internal controls committee and
investment advisory and other activities     retaining an independent compliance
and its financial condition. The Board       consultant, and the fact that AIM has
considered the overall profitability of      undertaken to cause the Fund to operate
AIM, as well as the profitability of AIM     in accordance with certain governance
in connection with managing the Fund.        policies and practices. The Board
The Board noted that AIM's operations        concluded that these actions indicated a
remain profitable, although increased        good faith effort on the part of AIM to
expenses in recent years have reduced        adhere to the highest ethical standards,
AIM's profitability. Based on the review     and determined that the current
of the profitability of AIM's and its        regulatory and litigation environment to
affiliates' investment advisory and          which AIM is subject should not prevent
other activities and its                     the Board from continuing the Advisory
                                             Agreement for the Fund.

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2005

                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-118.80%

ADVERTISING-1.46%

Arbitron Inc.                                      98,300   $  3,677,403
========================================================================

AEROSPACE & DEFENSE-1.10%

Boeing Co. (The)                                    7,526        486,481
------------------------------------------------------------------------
Moog Inc.-Class A(a)                               60,300      1,787,895
------------------------------------------------------------------------
Rockwell Collins, Inc.                             10,621        486,654
========================================================================
                                                               2,761,030
========================================================================

AIRLINES-0.22%

AirTran Holdings, Inc.(a)                          37,026        553,909
========================================================================

ALTERNATIVE CARRIERS-0.16%

Premiere Global Services, Inc.(a)                  47,037        398,874
========================================================================

APPAREL RETAIL-2.43%

Abercrombie & Fitch Co.-Class A                    13,325        692,767
------------------------------------------------------------------------
Buckle, Inc. (The)                                 44,700      1,646,748
------------------------------------------------------------------------
Charming Shoppes, Inc.(a)                          39,300        440,160
------------------------------------------------------------------------
Chico's FAS, Inc.(a)                               11,300        446,802
------------------------------------------------------------------------
Dress Barn, Inc. (The)(a)                          24,882        661,115
------------------------------------------------------------------------
Genesco Inc.(a)                                    60,646      2,231,773
========================================================================
                                                               6,119,365
========================================================================

APPLICATION SOFTWARE-4.17%

ANSYS, Inc.(a)                                     14,115        525,925
------------------------------------------------------------------------
Autodesk, Inc.                                     52,499      2,369,280
------------------------------------------------------------------------
Epicor Software Corp.(a)                           41,167        505,531
------------------------------------------------------------------------
FactSet Research Systems Inc.                      55,857      1,958,905
------------------------------------------------------------------------
HPL Technologies, Inc.(a)                         176,243         50,934
------------------------------------------------------------------------
Intervoice, Inc.(a)                                67,200        626,304
------------------------------------------------------------------------
Lawson Software, Inc.(a)                           74,053        567,246
------------------------------------------------------------------------
Net 1 UEPS Technologies, Inc.(a)                   25,500        534,480
------------------------------------------------------------------------
Parametric Technology Corp.(a)                     78,274        509,564
------------------------------------------------------------------------
Reynolds and Reynolds Co. (The)-Class A            30,431        807,639
------------------------------------------------------------------------
Synopsys, Inc.(a)                                  82,284      1,559,282
------------------------------------------------------------------------
Transaction Systems Architects, Inc.(a)            17,391        469,731
========================================================================
                                                              10,484,821
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.55%

BKF Capital Group, Inc.                            14,700        252,546
------------------------------------------------------------------------
Nuveen Investments, Inc.-Class A                   28,155      1,139,433
========================================================================
                                                               1,391,979
========================================================================

AUTO PARTS & EQUIPMENT-0.38%

Modine Manufacturing Co.                           14,131        467,171
------------------------------------------------------------------------
Tenneco Inc.(a)                                    30,292        500,424
========================================================================
                                                                 967,595
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

AUTOMOTIVE RETAIL-1.02%

Advance Auto Parts, Inc.(a)                        13,558   $    508,425
------------------------------------------------------------------------
CSK Auto Corp.(a)                                 102,557      1,551,687
------------------------------------------------------------------------
United Auto Group, Inc.                            15,097        509,222
========================================================================
                                                               2,569,334
========================================================================

BIOTECHNOLOGY-0.61%

Amylin Pharmaceuticals, Inc.(a)                    13,861        465,730
------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                            9,900        467,775
------------------------------------------------------------------------
United Therapeutics Corp.(a)                        8,079        596,715
========================================================================
                                                               1,530,220
========================================================================

CASINOS & GAMING-0.88%

Boyd Gaming Corp.                                  40,800      1,683,000
------------------------------------------------------------------------
Youbet.com, Inc.(a)                                87,285        529,820
========================================================================
                                                               2,212,820
========================================================================

CATALOG RETAIL-0.20%

Sportman's Guide, Inc. (The)(a)                    19,352        509,538
========================================================================

COMMERCIAL PRINTING-1.08%

Harland (John H.) Co.                              65,100      2,707,509
========================================================================

COMMODITY CHEMICALS-1.84%

Georgia Gulf Corp.                                112,889      3,285,070
------------------------------------------------------------------------
Westlake Chemical Corp.                            46,337      1,348,407
========================================================================
                                                               4,633,477
========================================================================

COMMUNICATIONS EQUIPMENT-3.34%

ADTRAN, Inc.                                       22,087        668,132
------------------------------------------------------------------------
Arris Group Inc.(a)                                48,893        404,345
------------------------------------------------------------------------
CommScope, Inc.(a)                                113,486      2,215,247
------------------------------------------------------------------------
Ditech Communications Corp.(a)                     57,300        365,001
------------------------------------------------------------------------
Foundry Networks, Inc.(a)                          41,571        495,942
------------------------------------------------------------------------
InterDigital Communications Corp.(a)               28,066        538,587
------------------------------------------------------------------------
Inter-Tel, Inc.                                    82,240      1,522,262
------------------------------------------------------------------------
Motorola, Inc.                                     25,198        558,388
------------------------------------------------------------------------
Powerwave Technologies, Inc.(a)                    54,553        611,539
------------------------------------------------------------------------
Symmetricom, Inc.(a)                              127,000      1,012,190
========================================================================
                                                               8,391,633
========================================================================

COMPUTER HARDWARE-2.20%

Apple Computer, Inc.(a)                            25,400      1,462,786
------------------------------------------------------------------------
Dell Inc.(a)                                       45,509      1,450,827
------------------------------------------------------------------------
Intergraph Corp.(a)                                54,197      2,622,051
========================================================================
                                                               5,535,664
========================================================================

COMPUTER STORAGE & PERIPHERALS-1.93%

Emulex Corp.(a)                                    27,820        514,948
------------------------------------------------------------------------
Hutchinson Technology Inc.(a)                      68,300      1,693,840
------------------------------------------------------------------------

                                                 SHARES        VALUE
------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS-(CONTINUED)

Imation Corp.                                      13,606   $    582,473
------------------------------------------------------------------------
Komag, Inc.(a)                                     45,742      1,226,800
------------------------------------------------------------------------
Maxtor Corp.(a)                                     7,100         24,850
------------------------------------------------------------------------
UNOVA, Inc.(a)                                     15,052        466,612
------------------------------------------------------------------------
Western Digital Corp.(a)                           29,200        353,320
========================================================================
                                                               4,862,843
========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.31%

Cummins Inc.                                        5,100        435,387
------------------------------------------------------------------------
Navistar International Corp.(a)                    12,800        352,256
========================================================================
                                                                 787,643
========================================================================

CONSTRUCTION MATERIALS-0.22%

Martin Marietta Materials, Inc.                     6,921        546,136
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.04%

Global Payments Inc.                               39,284      1,683,319
------------------------------------------------------------------------
MoneyGram International, Inc.                      38,285        930,325
========================================================================
                                                               2,613,644
========================================================================

DEPARTMENT STORES-0.44%

Bon-Ton Stores, Inc. (The)                         28,191        565,230
------------------------------------------------------------------------
Nordstrom, Inc.                                    15,436        534,857
========================================================================
                                                               1,100,087
========================================================================

DIVERSIFIED BANKS-0.63%

Bank of America Corp.                              12,081        528,423
------------------------------------------------------------------------
Comerica Inc.                                       8,999        519,962
------------------------------------------------------------------------
Wachovia Corp.                                     10,617        536,371
========================================================================
                                                               1,584,756
========================================================================

DIVERSIFIED CHEMICALS-0.21%

Ashland Inc.                                        9,747        521,562
========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-1.14%

Corporate Executive Board Co. (The)                 6,614        546,581
------------------------------------------------------------------------
Dun & Bradstreet Corp. (The)(a)                     7,752        490,857
------------------------------------------------------------------------
Equifax Inc.                                       14,811        510,535
------------------------------------------------------------------------
West Corp.(a)                                      33,266      1,312,344
========================================================================
                                                               2,860,317
========================================================================

DIVERSIFIED METALS & MINING-0.23%

Titanium Metals Corp.(a)                           12,133        572,678
========================================================================

DRUG RETAIL-0.21%

Longs Drug Stores Corp.                            12,442        518,956
========================================================================

EDUCATION SERVICES-0.21%

Bright Horizons Family Solutions, Inc.(a)          13,140        525,206
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

ELECTRIC UTILITIES-1.18%

Edison International                               55,471   $  2,427,411
------------------------------------------------------------------------
El Paso Electric Co.(a)                            24,565        531,832
========================================================================
                                                               2,959,243
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.19%

AMETEK, Inc.                                       11,839        482,202
========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.42%

Coherent, Inc.(a)                                  41,200      1,219,932
------------------------------------------------------------------------
Electro Scientific Industries, Inc.(a)             22,174        487,163
------------------------------------------------------------------------
MTS Systems Corp.                                  13,133        524,795
------------------------------------------------------------------------
PAR Technology Corp.(a)                            54,900      1,339,011
========================================================================
                                                               3,570,901
========================================================================

FOOD DISTRIBUTORS-0.47%

Nash Finch Co.                                     21,350        663,131
------------------------------------------------------------------------
Spartan Stores, Inc.(a)                            51,365        508,000
========================================================================
                                                               1,171,131
========================================================================

FOOTWEAR-0.75%

K-Swiss Inc.-Class A                               62,100      1,890,945
========================================================================

GAS UTILITIES-5.49%

Energen Corp.                                     143,500      5,395,600
------------------------------------------------------------------------
Equitable Resources, Inc.                          13,925        538,201
------------------------------------------------------------------------
Northwest Natural Gas Co.                          69,000      2,387,400
------------------------------------------------------------------------
Questar Corp.                                       6,562        516,757
------------------------------------------------------------------------
South Jersey Industries, Inc.                     103,426      2,890,757
------------------------------------------------------------------------
UGI Corp.                                          88,300      2,083,880
========================================================================
                                                              13,812,595
========================================================================

GENERAL MERCHANDISE STORES-0.22%

Conn's Inc.(a)                                     18,815        550,715
========================================================================

HEALTH CARE DISTRIBUTORS-0.78%

AmerisourceBergen Corp.                            25,800      1,967,766
========================================================================

HEALTH CARE EQUIPMENT-5.53%

Advanced Neuromodulation Systems, Inc.(a)          10,813        659,485
------------------------------------------------------------------------
Baxter International Inc.                          11,000        420,530
------------------------------------------------------------------------
Biosite Inc.(a)                                     7,825        432,175
------------------------------------------------------------------------
Hologic, Inc.(a)                                   24,190      1,341,577
------------------------------------------------------------------------
Hospira, Inc.(a)                                   84,315      3,359,953
------------------------------------------------------------------------
Integra LifeSciences Holdings(a)                   47,700      1,645,650
------------------------------------------------------------------------
Intuitive Surgical, Inc.(a)                         7,593        673,727
------------------------------------------------------------------------
Laserscope(a)                                      48,450      1,308,634
------------------------------------------------------------------------
Mentor Corp.                                       20,588        926,460
------------------------------------------------------------------------
Meridian Bioscience, Inc.                          23,303        487,965
------------------------------------------------------------------------
Palomar Medical Technologies, Inc.(a)              32,524        889,531
------------------------------------------------------------------------
Thoratec Corp.(a)                                  89,732      1,774,899
========================================================================
                                                              13,920,586
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

HEALTH CARE FACILITIES-0.46%

American Retirement Corp.(a)                       28,066   $    536,341
------------------------------------------------------------------------
LCA-Vision Inc.                                    14,648        615,362
========================================================================
                                                               1,151,703
========================================================================

HEALTH CARE SERVICES-1.37%

Computer Programs and Systems, Inc.                37,700      1,391,130
------------------------------------------------------------------------
Express Scripts, Inc.(a)                            8,306        626,355
------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(a)                    6,740        519,384
------------------------------------------------------------------------
Per-Se Technologies, Inc.(a)                       41,400        920,322
========================================================================
                                                               3,457,191
========================================================================

HEALTH CARE SUPPLIES-1.50%

DJ Orthopedics Inc.(a)                             37,664      1,095,269
------------------------------------------------------------------------
Haemonetics Corp.(a)                               44,500      2,156,025
------------------------------------------------------------------------
Millipore Corp.(a)                                  8,339        510,514
========================================================================
                                                               3,761,808
========================================================================

HOME IMPROVEMENT RETAIL-0.20%

Lowe's Cos., Inc.                                   8,299        504,330
========================================================================

HOMEBUILDING-1.22%

Brookfield Homes Corp.                              9,973        499,548
------------------------------------------------------------------------
Cavco Industries, Inc.(a)                          12,543        494,947
------------------------------------------------------------------------
Ryland Group, Inc. (The)                            7,858        528,843
------------------------------------------------------------------------
Standard Pacific Corp.                             13,804        532,558
------------------------------------------------------------------------
Toll Brothers, Inc.(a)                             13,565        500,684
------------------------------------------------------------------------
William Lyon Homes, Inc.(a)                         4,376        520,088
========================================================================
                                                               3,076,668
========================================================================

HOTELS, RESORTS & CRUISE LINES-1.33%

Choice Hotels International, Inc.                  35,530      1,175,688
------------------------------------------------------------------------
Marcus Corp. (The)                                 40,868        897,461
------------------------------------------------------------------------
Orient-Express Hotels Ltd.-Class A (Bermuda)       45,200      1,274,640
========================================================================
                                                               3,347,789
========================================================================

HOUSEHOLD APPLIANCES-0.29%

Blount International, Inc.(a)                      46,000        729,560
========================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-1.18%

Administaff, Inc.                                  12,992        549,821
------------------------------------------------------------------------
Heidrick & Struggles International, Inc.(a)        16,816        542,820
------------------------------------------------------------------------
Labor Ready, Inc.(a)                               57,268      1,337,208
------------------------------------------------------------------------
Robert Half International Inc.                     14,880        548,774
========================================================================
                                                               2,978,623
========================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-1.05%

TXU Corp.                                          26,285      2,648,214
========================================================================

INDUSTRIAL CONGLOMERATES-2.87%

3M Co.                                             95,000      7,218,100
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

INDUSTRIAL MACHINERY-1.28%

Barnes Group Inc.                                  14,506   $    507,710
------------------------------------------------------------------------
Eaton Corp.                                         8,488        499,349
------------------------------------------------------------------------
Nordson Corp.                                      59,800      2,222,766
========================================================================
                                                               3,229,825
========================================================================

INTEGRATED OIL & GAS-0.95%

Exxon Mobil Corp.                                  42,700      2,397,178
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.41%

CenturyTel, Inc.                                   78,600      2,572,578
------------------------------------------------------------------------
Cincinnati Bell Inc.(a)                           117,866        466,749
------------------------------------------------------------------------
NeuStar, Inc.-Class A(a)                           16,855        515,763
========================================================================
                                                               3,555,090
========================================================================

INTERNET RETAIL-0.39%

eBay Inc.(a)                                       12,796        506,722
------------------------------------------------------------------------
Netflix Inc.(a)                                    17,663        466,480
========================================================================
                                                                 973,202
========================================================================

INTERNET SOFTWARE & SERVICES-1.99%

EarthLink, Inc.(a)                                182,431      2,008,565
------------------------------------------------------------------------
j2 Global Communications, Inc.(a)                  32,393      1,432,094
------------------------------------------------------------------------
United Online, Inc.(a)                            116,100      1,556,901
========================================================================
                                                               4,997,560
========================================================================

INVESTMENT BANKING & BROKERAGE-0.81%

Lehman Brothers Holdings Inc.                      17,100      2,046,357
========================================================================

LEISURE PRODUCTS-0.59%

JAKKS Pacific, Inc.(a)                             80,600      1,481,428
========================================================================

LIFE & HEALTH INSURANCE-3.58%

Prudential Financial, Inc.                        109,700      7,985,063
------------------------------------------------------------------------
Universal American Financial Corp.(a)              68,771      1,017,811
========================================================================
                                                               9,002,874
========================================================================

MANAGED HEALTH CARE-4.53%

CIGNA Corp.                                        25,038      2,901,153
------------------------------------------------------------------------
UnitedHealth Group Inc.                           137,700      7,971,453
------------------------------------------------------------------------
WellPoint, Inc.(a)                                  6,904        515,591
========================================================================
                                                              11,388,197
========================================================================

MARINE-0.82%

General Maritime Corp.                             55,400      2,062,542
========================================================================

METAL & GLASS CONTAINERS-1.18%

AptarGroup, Inc.                                   58,183      2,978,388
========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.87%

Cal Dive International, Inc.(a)                     9,078        558,660
------------------------------------------------------------------------
Hydril(a)                                          24,700      1,638,598
========================================================================
                                                               2,197,258
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

OIL & GAS EXPLORATION & PRODUCTION-4.67%

American Oil & Gas Inc.(a)                         90,071   $    526,915
------------------------------------------------------------------------
Carrizo Oil & Gas, Inc.(a)                         20,525        532,418
------------------------------------------------------------------------
Cheniere Energy, Inc.(a)                           14,623        544,414
------------------------------------------------------------------------
Energy Partners, Ltd.(a)                          113,039      2,867,799
------------------------------------------------------------------------
KCS Energy, Inc.(a)                                21,859        527,239
------------------------------------------------------------------------
Penn Virginia Corp.                                45,200      2,457,072
------------------------------------------------------------------------
Remington Oil & Gas Corp.(a)                       47,489      1,662,115
------------------------------------------------------------------------
Swift Energy Co.(a)                                47,900      2,091,314
------------------------------------------------------------------------
W&T Offshore, Inc.                                 18,871        551,033
========================================================================
                                                              11,760,319
========================================================================

OIL & GAS REFINING & MARKETING-0.31%

Western Gas Resources, Inc.                        18,123        784,726
========================================================================

OIL & GAS STORAGE & TRANSPORTATION-1.34%

Knightsbridge Tankders Ltd. (Bermuda)              47,600      1,350,412
------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                   13,749        654,452
------------------------------------------------------------------------
TC Pipelines, L.P.                                 25,802        848,628
------------------------------------------------------------------------
Teekay Shipping Corp.                              13,083        515,993
========================================================================
                                                               3,369,485
========================================================================

PACKAGED FOODS & MEATS-1.74%

Pilgrim's Pride Corp.                              12,700        399,796
------------------------------------------------------------------------
Sanderson Farms, Inc.                              57,300      1,977,423
------------------------------------------------------------------------
Seaboard Corp.                                      1,400      1,989,400
========================================================================
                                                               4,366,619
========================================================================

PERSONAL PRODUCTS-0.73%

Nu Skin Enterprises, Inc.-Class A                  81,100      1,365,724
------------------------------------------------------------------------
USANA Health Sciences, Inc.(a)                     10,612        467,140
========================================================================
                                                               1,832,864
========================================================================

PHARMACEUTICALS-0.82%

Allergan, Inc.                                      5,812        519,012
------------------------------------------------------------------------
Alpharma Inc.-Class A                              20,676        514,626
------------------------------------------------------------------------
Barr Pharmaceuticals Inc.(a)                        9,316        535,204
------------------------------------------------------------------------
Wyeth                                              11,266        502,013
========================================================================
                                                               2,070,855
========================================================================

PROPERTY & CASUALTY INSURANCE-4.75%

ACE Ltd.                                           65,221      3,398,014
------------------------------------------------------------------------
Assured Guaranty Ltd.                              95,800      2,144,004
------------------------------------------------------------------------
Axis Capital Holdings Ltd.                         41,200      1,068,316
------------------------------------------------------------------------
Safety Insurance Group, Inc.                       21,600        812,376
------------------------------------------------------------------------
Triad Guaranty Inc.(a)                             10,700        450,042
------------------------------------------------------------------------
United Fire & Casualty Co.                         21,600        972,432
------------------------------------------------------------------------
W. R. Berkley Corp.                                70,800      3,093,960
========================================================================
                                                              11,939,144
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

REAL ESTATE-0.23%

Getty Realty Corp.                                 20,900   $    569,525
========================================================================

REGIONAL BANKS-3.05%

City Holding Co.                                   12,600        461,664
------------------------------------------------------------------------
First BanCorp.                                    100,835      1,151,536
------------------------------------------------------------------------
First Community Bancorp                            16,400        825,248
------------------------------------------------------------------------
First Indiana Corp.                                13,500        471,960
------------------------------------------------------------------------
FirstMerit Corp.                                   28,886        761,724
------------------------------------------------------------------------
KeyCorp                                            16,158        520,934
------------------------------------------------------------------------
Oriental Financial Group Inc. (Puerto Rico)        43,300        537,786
------------------------------------------------------------------------
PrivateBancorp, Inc.                               21,000        713,370
------------------------------------------------------------------------
Prosperity Bancshares, Inc.                        23,300        710,417
------------------------------------------------------------------------
S&T Bancorp, Inc.                                  11,600        431,636
------------------------------------------------------------------------
SVB Financial Group(a)                              1,700         84,507
------------------------------------------------------------------------
Wintrust Financial Corp.                           18,900      1,014,552
========================================================================
                                                               7,685,334
========================================================================

REINSURANCE-4.72%

Arch Capital Group Ltd. (Bermuda)(a)               26,100      1,291,950
------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.                 143,800      4,768,408
------------------------------------------------------------------------
Max Re Capital Ltd. (Bermuda)                      32,400        774,684
------------------------------------------------------------------------
Platinum Underwriters Holdings, Ltd.
  (Bermuda)                                        83,100      2,367,519
------------------------------------------------------------------------
PXRE Group Ltd. (Bermuda)                          72,514        783,151
------------------------------------------------------------------------
Scottish Re Group Ltd. (Cayman Islands)            77,500      1,902,625
========================================================================
                                                              11,888,337
========================================================================

RESTAURANTS-2.05%

Jack in the Box Inc.(a)                            75,000      2,227,500
------------------------------------------------------------------------
Papa John's International, Inc.(a)                 19,713      1,023,696
------------------------------------------------------------------------
Steak n Shake Co. (The)(a)                         30,200        556,284
------------------------------------------------------------------------
Triarc Cos., Inc.-Class A                          82,965      1,362,285
========================================================================
                                                               5,169,765
========================================================================

SEMICONDUCTOR EQUIPMENT-1.31%

ATMI, Inc.(a)                                      57,786      1,578,136
------------------------------------------------------------------------
Cymer, Inc.(a)                                     15,056        524,702
------------------------------------------------------------------------
Lam Research Corp.(a)                              35,700      1,204,518
========================================================================
                                                               3,307,356
========================================================================

SEMICONDUCTORS-3.51%

DSP Group, Inc.(a)                                 21,066        517,802
------------------------------------------------------------------------
Integrated Device Technology, Inc.(a)              58,714        580,094
------------------------------------------------------------------------
Intel Corp.                                        84,193      1,978,535
------------------------------------------------------------------------
Linear Technology Corp.                            62,175      2,064,832
------------------------------------------------------------------------
Maxim Integrated Products, Inc.                    44,738      1,551,514
------------------------------------------------------------------------
Microchip Technology Inc.                          18,136        547,163
------------------------------------------------------------------------
National Semiconductor Corp.                       18,200        411,866
------------------------------------------------------------------------
PMC-Sierra, Inc.(a)                                65,128        462,409
------------------------------------------------------------------------
Sigmatel Inc.(a)                                   52,407        713,259
========================================================================
                                                               8,827,474
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

SPECIALIZED CONSUMER SERVICES-0.72%

H&R Block, Inc.                                    15,600   $    387,816
------------------------------------------------------------------------
Sotheby's Holdings, Inc.-Class A(a)                57,600        896,832
------------------------------------------------------------------------
Weight Watchers International, Inc.(a)              9,879        519,339
========================================================================
                                                               1,803,987
========================================================================

SPECIALIZED FINANCE-4.13%

CIT Group Inc.                                     48,690      2,226,594
------------------------------------------------------------------------
Moody's Corp.                                     153,200      8,159,432
========================================================================
                                                              10,386,026
========================================================================

SPECIALTY STORES-0.84%

Big 5 Sporting Goods Corp.                            100          2,218
------------------------------------------------------------------------
Guitar Center, Inc.(a)                             16,500        859,815
------------------------------------------------------------------------
Movie Gallery, Inc.                                63,421        441,410
------------------------------------------------------------------------
Sports Authority, Inc. (The)(a)                    14,100        392,544
------------------------------------------------------------------------
Trans World Entertainment Corp.(a)                 65,889        420,372
========================================================================
                                                               2,116,359
========================================================================

STEEL-0.98%

Commercial Metals Co.                              77,800      2,473,262
========================================================================

SYSTEMS SOFTWARE-0.44%

Quality Systems, Inc.                               7,835        523,770
------------------------------------------------------------------------
Radiant Systems, Inc.(a)                           51,700        587,312
========================================================================
                                                               1,111,082
========================================================================

THRIFTS & MORTGAGE FINANCE-3.62%

CharterMac                                        167,785      3,447,982
------------------------------------------------------------------------
Commercial Federal Corp.                           15,500        530,100
------------------------------------------------------------------------
Corus Bankshares, Inc.                              7,900        433,710
------------------------------------------------------------------------
Doral Financial Corp.                              55,589        475,842
------------------------------------------------------------------------
First Niagara Financial Group, Inc.                77,300      1,138,629
------------------------------------------------------------------------
Fremont General Corp.                              31,500        683,235
------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.                    23,200        819,888
------------------------------------------------------------------------
R&G Financial Corp.-Class B (Puerto Rico)          95,400        934,920
------------------------------------------------------------------------
TierOne Corp.                                      22,433        633,957
========================================================================
                                                               9,098,263
========================================================================

TOBACCO-2.08%

Reynolds American Inc.                             33,871      2,879,035
------------------------------------------------------------------------
UST Inc.                                           56,800      2,350,952
========================================================================
                                                               5,229,987
========================================================================

TRADING COMPANIES & DISTRIBUTORS-1.24%

GATX Corp.                                         83,575      3,123,198
========================================================================

TRUCKING-1.20%

CNF Inc.                                           14,242        801,397
------------------------------------------------------------------------
Laidlaw International Inc.                         97,819      2,224,404
========================================================================
                                                               3,025,801
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES-0.21%

Centennial Communications Corp.(a)                 34,890   $    516,721
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $298,215,624)                          298,905,457
========================================================================

MONEY MARKET FUNDS-8.60%

Liquid Assets Portfolio-Institutional
  Class(b)                                     10,830,012     10,830,012
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(b)    10,830,012     10,830,012
========================================================================
    Total Money Market Funds (Cost $21,660,024)               21,660,024
========================================================================
TOTAL INVESTMENTS-127.40% (Cost $319,875,648)                320,565,481
========================================================================
OTHER ASSETS LESS LIABILITIES-(27.40%)                       (68,953,078)
========================================================================
NET ASSETS-100.00%                                          $251,612,403
________________________________________________________________________
========================================================================

                                                 SHARES
                                                  SOLD
                                                 SHORT         VALUE
------------------------------------------------------------------------
SECURITIES SOLD SHORT-21.34%(C)

COMMON STOCKS-21.34%

AGRICULTURAL PRODUCTS-0.30%

Fresh Del Monte Produce Inc.                       28,700   $    748,209
========================================================================

APPAREL RETAIL-0.25%

TJX Cos., Inc. (The)                               29,300        630,829
========================================================================

AUTOMOBILE MANUFACTURERS-0.29%

Monaco Coach Corp.                                 59,100        725,157
========================================================================

BIOTECHNOLOGY-1.05%

Alexion Pharmaceuticals, Inc.                      30,400        832,656
------------------------------------------------------------------------
ICOS Corp.                                         31,100        839,078
------------------------------------------------------------------------
Neurocrine Biosciences, Inc.                       18,400        971,888
========================================================================
                                                               2,643,622
========================================================================

COMMERCIAL PRINTING-0.52%

Deluxe Corp.                                       39,600      1,319,868
========================================================================

COMPUTER HARDWARE-0.29%

Gateway, Inc.                                     252,900        720,765
========================================================================

CONSTRUCTION & ENGINEERING-0.82%

Fluor Corp.                                        32,400      2,060,640
========================================================================

CONSUMER FINANCE-1.15%

SLM Corp.                                          52,200      2,898,666
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.99%

Automatic Data Processing, Inc.                    11,700        545,922
------------------------------------------------------------------------
Ceridian Corp.                                     29,200        639,772
------------------------------------------------------------------------
Convergys Corp.                                   126,900      2,062,125
------------------------------------------------------------------------
DST Systems, Inc.                                  40,300      2,261,636
------------------------------------------------------------------------
First Data Corp.                                   49,600      2,006,320
========================================================================
                                                               7,515,775
========================================================================

                                                 SHARES
                                                  SOLD
                                                 SHORT         VALUE
------------------------------------------------------------------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-0.67%

Brink's Co. (The)                                  29,700   $  1,166,319
------------------------------------------------------------------------
Corrections Corp. of America                       13,100        522,428
========================================================================
                                                               1,688,747
========================================================================

DRUG RETAIL-0.68%

CVS Corp.                                          69,900      1,706,259
========================================================================

ELECTRIC UTILITIES-3.38%

Hawaiian Electric Industries, Inc.                106,400      2,803,640
------------------------------------------------------------------------
IDACORP, Inc.                                      48,500      1,400,195
------------------------------------------------------------------------
Northeast Utilities                                98,400      1,789,896
------------------------------------------------------------------------
Progress Energy, Inc.                              12,200        531,798
------------------------------------------------------------------------
Reliant Energy Inc.                               155,400      1,973,580
========================================================================
                                                               8,499,109
========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.32%

AVX Corp.                                          64,900        803,462
========================================================================

GAS UTILITIES-0.52%

Peoples Energy Corp.                               35,400      1,316,880
========================================================================

HEALTH CARE DISTRIBUTORS-0.21%

Patterson Cos. Inc.                                13,000        537,940
========================================================================

HEALTH CARE FACILITIES-0.18%

LifePoint Hospitals, Inc.                          11,700        457,470
========================================================================

HEALTH CARE SERVICES-0.21%

Medco Health Solutions, Inc.                        9,504        536,976
========================================================================

HOMEFURNISHING RETAIL-0.34%

Cost Plus, Inc.                                    56,400        866,304
========================================================================

HOTELS, RESORTS & CRUISE LINES-0.63%

Intrawest Corp. (Canada)                           65,000      1,581,450
========================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-0.22%

Kelly Services, Inc.-Class A                       19,600        542,528
========================================================================

IT CONSULTING & OTHER SERVICES-0.56%

Unisys Corp.                                      277,600      1,418,536
========================================================================

------------------------------------------------------------------------
                                                 SHARES
                                                  SOLD
                                                 SHORT         VALUE

MULTI-UTILITIES-1.33%

Aquila, Inc.                                      139,300   $    493,122
------------------------------------------------------------------------
KeySpan Corp.                                      48,400      1,673,188
------------------------------------------------------------------------
TECO Energy, Inc.                                  67,500      1,167,750
========================================================================
                                                               3,334,060
========================================================================

PHARMACEUTICALS-0.66%

Par Pharmaceutical Cos. Inc.                       21,600        559,008
------------------------------------------------------------------------
Perrigo Co.                                        82,900      1,108,373
========================================================================
                                                               1,667,381
========================================================================

PUBLISHING-0.19%

Hollinger International Inc.-Class A               55,000        482,350
========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.22%

St. Joe Co. (The)                                   8,300        547,385
========================================================================

SEMICONDUCTOR EQUIPMENT-0.28%

Teradyne, Inc.                                     52,900        716,266
========================================================================

SPECIALTY CHEMICALS-0.58%

Cytec Industries Inc.                              35,300      1,457,890
========================================================================

SYSTEMS SOFTWARE-0.20%

NetIQ Corp.                                        42,200        505,978
========================================================================

THRIFTS & MORTGAGE FINANCE-0.56%

Hudson City Bancorp, Inc.                         118,200      1,399,488
========================================================================

TOBACCO-0.34%

Universal Corp.                                    22,500        842,400
========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.45%

Hughes Supply, Inc.                                34,100      1,140,645
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.95%

Crown Castle International Corp.                   97,200      2,383,344
========================================================================
    Total Common Stock Securities Sold Short
      (Total Proceeds $52,962,029)                          $ 53,696,379
________________________________________________________________________
========================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(c) Collateral on short sales was segregated by the Fund in the amount of $55,037,639, which represents 102.5% of the value of securities sold short.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005

ASSETS:

Investments, at value (cost $298,215,624)      $298,905,457
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $21,660,024)                             21,660,024
===========================================================
    Total investments (cost $319,875,648)       320,565,481
===========================================================
Cash                                                218,978
-----------------------------------------------------------
Receivables for:
  Deposits with brokers for securities sold
    short                                        57,559,758
-----------------------------------------------------------
  Fund shares sold                                   27,062
-----------------------------------------------------------
  Dividends and interest                            127,759
-----------------------------------------------------------
  Short stock rebates                               174,169
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               40,650
-----------------------------------------------------------
Other assets                                         20,046
===========================================================
    Total assets                                378,733,903
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             228,287
-----------------------------------------------------------
  Fund shares reacquired                            551,872
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 63,567
-----------------------------------------------------------
  Loan outstanding                               72,000,000
-----------------------------------------------------------
  Short stock account dividends                      11,984
-----------------------------------------------------------
Securities sold short, at market value
  (proceeds $52,962,029)                         53,696,379
-----------------------------------------------------------
Accrued interest expense                            292,260
-----------------------------------------------------------
Accrued distribution fees                           114,530
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,818
-----------------------------------------------------------
Accrued transfer agent fees                          83,304
-----------------------------------------------------------
Accrued operating expenses                           77,499
===========================================================
    Total liabilities                           127,121,500
===========================================================
Net assets applicable to shares outstanding    $251,612,403
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $204,630,458
-----------------------------------------------------------
Undistributed net investment income (loss)          223,955
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities, foreign currencies,
  futures contracts, option contracts and
  securities sold short                          46,802,507
-----------------------------------------------------------
Unrealized depreciation of investment
  securities and securities sold short              (44,517)
===========================================================
                                               $251,612,403
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $149,726,984
___________________________________________________________
===========================================================
Class B                                        $ 82,988,700
___________________________________________________________
===========================================================
Class C                                        $ 18,896,719
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          10,514,882
___________________________________________________________
===========================================================
Class B                                           6,216,350
___________________________________________________________
===========================================================
Class C                                           1,413,785
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      14.24
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $14.24 divided by
      94.50%)                                  $      15.07
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      13.35
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      13.37
___________________________________________________________
===========================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2005

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $48,361)         $  2,668,689
--------------------------------------------------------------------------
Dividends from affiliated money market funds                     1,376,073
--------------------------------------------------------------------------
Interest                                                           340,191
--------------------------------------------------------------------------
Short stock rebates                                                933,260
==========================================================================
    Total investment income                                      5,318,213
==========================================================================

EXPENSES:

Advisory fees                                                      815,147
--------------------------------------------------------------------------
Administrative services fees                                        95,009
--------------------------------------------------------------------------
Custodian fees                                                      50,676
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          638,069
--------------------------------------------------------------------------
  Class B                                                        1,036,175
--------------------------------------------------------------------------
  Class C                                                          240,861
--------------------------------------------------------------------------
Interest and line of credit fees                                 1,224,905
--------------------------------------------------------------------------
Dividends on short sales                                           163,684
--------------------------------------------------------------------------
Transfer agent fees                                                754,328
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           27,295
--------------------------------------------------------------------------
Other                                                              364,208
==========================================================================
    Total expenses                                               5,410,357
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                      (35,674)
==========================================================================
    Net expenses                                                 5,374,683
==========================================================================
Net investment income (loss)                                       (56,470)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FUTURES CONTRACTS, OPTION
  CONTRACTS AND SECURITIES SOLD SHORT:

Net realized gain (loss) from:
  Investment securities (includes gains from securities sold
    to affiliates of $2,136,223)                                69,249,894
--------------------------------------------------------------------------
  Foreign currencies                                               277,749
--------------------------------------------------------------------------
  Futures contracts                                              2,355,825
--------------------------------------------------------------------------
  Option contracts written                                       1,302,943
--------------------------------------------------------------------------
  Securities sold short                                         (2,556,550)
==========================================================================
                                                                70,629,861
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (48,534,067)
--------------------------------------------------------------------------
  Futures contracts                                             (1,007,024)
--------------------------------------------------------------------------
  Option contracts written                                         123,131
--------------------------------------------------------------------------
  Securities sold short                                           (261,855)
==========================================================================
                                                               (49,679,815)
==========================================================================
Net gain from investment securities, foreign currencies,
  futures contracts, option contracts and securities sold
  short                                                         20,950,046
==========================================================================
Net increase in net assets resulting from operations          $ 20,893,576
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2005 and 2004

                                                                  2005             2004
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $     (56,470)   $ (3,755,653)
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures contracts, option contracts and
    securities sold short                                        70,629,861      14,956,615
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, futures contracts, option
    contracts and securities sold short                         (49,679,815)    (12,201,685)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  20,893,576      (1,000,723)
===========================================================================================
Share transactions-net:
  Class A                                                       (89,274,276)    (11,676,074)
-------------------------------------------------------------------------------------------
  Class B                                                       (46,637,334)    (22,337,975)
-------------------------------------------------------------------------------------------
  Class C                                                       (11,679,986)      2,757,536
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (147,591,596)    (31,256,513)
===========================================================================================
    Net increase (decrease) in net assets                      (126,698,020)    (32,257,236)
===========================================================================================

NET ASSETS:

  Beginning of year                                             378,310,423     410,567,659
===========================================================================================
  End of year (including undistributed net investment income
    (loss) of $223,955 and $(52,154), respectively)           $ 251,612,403    $378,310,423
___________________________________________________________________________________________
===========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CASH FLOWS

For the year ended October 31, 2005

CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations        $  20,893,576
===========================================================================

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS TO NET
  CASH PROVIDED BY OPERATIONS:

  Purchases of investments                                     (546,078,419)
---------------------------------------------------------------------------
  Proceeds from disposition of investments                      577,275,700
---------------------------------------------------------------------------
  Proceeds from disposition of short-term investments, net        3,492,902
---------------------------------------------------------------------------
  Increase in deposits with brokers for securities sold
    short                                                       (48,432,872)
---------------------------------------------------------------------------
  Increase in dividends and interest receivable                    (126,334)
---------------------------------------------------------------------------
  Decrease in other assets                                           38,942
---------------------------------------------------------------------------
  Decrease in call options written                                 (256,250)
---------------------------------------------------------------------------
  Decrease in variation margin payable                              (36,250)
---------------------------------------------------------------------------
  Increase in securities sold short                              47,123,830
---------------------------------------------------------------------------
  Increase in accrued expenses and other payables                   277,178
---------------------------------------------------------------------------
  Decrease in payables for securities sold short covered             (5,231)
---------------------------------------------------------------------------
  Unrealized appreciation (depreciation) on investment
    securities                                                   48,534,067
---------------------------------------------------------------------------
  Net realized gain from investment securities                  (69,249,894)
===========================================================================
    Net cash provided by operating activities                    33,450,945
===========================================================================

CASH USED IN FINANCING ACTIVITIES:

  Net increase in borrowings on line of credit                   72,000,000
---------------------------------------------------------------------------
  Proceeds from shares of beneficial interest sold               47,832,088
---------------------------------------------------------------------------
  Disbursements from shares of beneficial interest
    reacquired                                                 (196,999,917)
===========================================================================
    Net cash provided by (used in) financing activities         (77,167,829)
===========================================================================
Net increase (decrease) in cash and cash equivalents            (43,716,884)
===========================================================================
Cash and cash equivalents at beginning of period                 65,595,886
===========================================================================
Cash and cash equivalents at end of period                    $  21,879,002
___________________________________________________________________________
===========================================================================
Supplemental disclosure of cash flow information:
Cash paid during the year for interest was $890,810.

NOTES TO FINANCIAL STATEMENTS

October 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Opportunities I Fund (the "Fund") is a series portfolio of AIM Special Opportunities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income and short stock rebate income are recorded on an accrual basis. Dividend income and dividend expense on short sales are recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. CASH AND CASH EQUIVALENTS -- Cash and cash equivalents in the Statement of Cash Flows are comprised of cash and investments in affiliated money market funds for the purpose of investing daily available cash balances.

H. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

I. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. For naked positions there is no ceiling on the ultimate price paid for the securities to cover the short position and therefore, the loss could exceed the amount of proceeds received. The value of the liability for securities sold short fluctuates and could be more or less than the amount recorded in the Statement of Assets and Liabilities.

       The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. COVERED CALL OPTIONS -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

       A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

       An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options, the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund was unable to close an option it had written, it might be unable to sell the securities used as cover.

M. PUT OPTIONS -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

N. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

O. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays a base management fee calculated at the annual rate of 1.00% of the Fund's average daily net assets. The base management fee will be adjusted on a monthly basis by a calculated rate ("Fee Adjustment Rate), (i) upward at the rate of 0.15%, on a pro rata basis, for each percentage point the investment performance of the Class A shares of the Fund for the previous 12 month period ("Performance Period") exceeds the sum of 2.00% plus the investment record of the Russell 2000 Index for the Performance Period , but shall be capped at 1.75% of the Fund's average daily net assets for the fiscal period, or (ii) downward at the rate of 0.15%, on a pro rata basis, for each percentage point the investment record of the Russell 2000 Index for the Performance Period less 2.00% exceeds the investment performance of the Class A shares of the Fund for the Performance Period, but shall be no less than 0.25% of the average daily net assets for the fiscal period. After the Fee Adjustment Rate is determined, AIM will determine the dollar amount of additional fees or fee reductions to be accrued for each day of a month by multiplying the Fee Adjustment Rate by the average daily net assets of the Fund during the Performance Period and dividing that number by the number of days in the Performance Period. The management fee, as adjusted, is accrued daily and paid monthly.

    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended October 31, 2005, AIM waived fees of $15,296.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended October 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $10,953.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended October 31, 2005, AIM was paid $95,009.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended October 31, 2005, the Fund paid AISI $754,328.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Prior to July 1, 2005, the Fund paid ADI 0.35% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2005, the Class A, Class B and Class C shares paid $638,069, $1,036,175 and $240,861, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2005, ADI advised the Fund that it retained $23,964 in front-end sales commissions from the sale of Class A shares and $12,045, $41,039 and $6,348 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2005.

                                                                                   CHANGE IN
                                                                                   UNREALIZED
                                    VALUE        PURCHASES        PROCEEDS        APPRECIATION        VALUE        DIVIDEND
FUND                              10/31/04        AT COST        FROM SALES      (DEPRECIATION)     10/31/05        INCOME
----------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class            $32,797,943    $101,392,922    $(123,360,853)       $   --        $10,830,012    $  683,764
----------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class             32,797,943     101,392,922     (123,360,853)           --        10,830,012        692,309
============================================================================================================================
  Total                          $65,595,886    $202,785,844    $(246,721,706)       $   --        $21,660,024    $1,376,073
____________________________________________________________________________________________________________________________
============================================================================================================================


                                  REALIZED
FUND                             GAIN (LOSS)
-------------------------------
Liquid Assets Portfolio-
  Institutional Class              $   --
-------------------------------
STIC Prime Portfolio-
  Institutional Class                  --
===============================
  Total                            $   --
_______________________________
===============================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2005, the Fund engaged in securities purchases of $8,997,209 and sales of $9,166,615, which resulted in net realized gains of $2,136,223.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended October 31, 2005, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $9,425.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2005, the Fund paid legal fees of $3,876 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Effective October 31, 2005, the Fund is a participant in a committed line of credit facility with a syndicate administered by JP Morgan Chase Bank. The Fund may borrow up to the lesser of (i) $250,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.06% on the unused balance of the committed line. During the year ended October 31, 2005, the average borrowings for the 144 days the borrowings were outstanding was $69,430,556, with a weighted average interest rate of 4.32% and interest expense of $1,183,070.

    Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. During the year ended October 31, 2005, the Fund did not borrow or lend under the interfund lending facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--OPTION CONTRACTS WRITTEN

                                         TRANSACTIONS DURING THE PERIOD
----------------------------------------------------------------------------------------------------------------
                                                               CALL OPTION CONTRACTS       PUT OPTION CONTRACTS
                                                              ------------------------    ----------------------
                                                              NUMBER OF     PREMIUMS      NUMBER OF    PREMIUMS
                                                              CONTRACTS     RECEIVED      CONTRACTS    RECEIVED
----------------------------------------------------------------------------------------------------------------
Beginning of year                                                2,500     $  133,119          --      $      --
----------------------------------------------------------------------------------------------------------------
Written                                                         29,438      2,123,210       1,800        221,958
----------------------------------------------------------------------------------------------------------------
Closed                                                          (3,810)      (297,942)         --             --
----------------------------------------------------------------------------------------------------------------
Exercised                                                      (12,106)    (1,006,434)     (1,000)      (111,355)
----------------------------------------------------------------------------------------------------------------
Expired                                                        (16,022)      (951,953)       (800)      (110,603)
================================================================================================================
End of year                                                         --     $       --          --      $      --
________________________________________________________________________________________________________________
================================================================================================================

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2005 and 2004.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2005, the components of net assets on a tax basis were as follows:

                                                                    2005
----------------------------------------------------------------------------
Undistributed ordinary income                                   $    279,830
----------------------------------------------------------------------------
Undistributed long-term gain                                      46,894,152
----------------------------------------------------------------------------
Unrealized appreciation (depreciation) -- investments               (136,162)
----------------------------------------------------------------------------
Temporary book/tax differences                                       (55,875)
----------------------------------------------------------------------------
Shares of beneficial interest                                    204,630,458
============================================================================
Total net assets                                                $251,612,403
____________________________________________________________________________
============================================================================

    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund utilized $11,167,878 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes.

    The Fund does not have a capital loss carryforward as of December 31, 2005.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2005 was $544,884,492 and $569,328,621, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of:
  Investment securities                                          $ 18,002,948
------------------------------------------------------------------------------
  Securities sold short                                             2,833,739
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of:
  Investment securities                                           (17,404,760)
------------------------------------------------------------------------------
  Securities sold short                                            (3,568,089)
==============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                     $   (136,162)
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $319,967,293.
Proceeds from securities sold short are the same for tax and financial statement purposes.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of excise tax expenses paid, dividends on certain securities sold short, the use of a portion of the proceeds from redemptions as distributions and foreign currencies, on October 31, 2005, undistributed net investment income (loss) was increased by $332,579, undistributed net realized gain was decreased by $9,061,509 and shares of beneficial interest increased by $8,728,930. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                                 CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------------
                                                                         2005(A)                              2004
                                                              ------------------------------      -----------------------------
                                                                SHARES            AMOUNT            SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       3,009,328      $  41,985,549       7,027,630      $  99,332,700
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                         261,578          3,477,145       1,730,073         23,139,764
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                         153,367          2,039,630       1,194,215         16,091,971
===============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         188,565          2,664,374         182,735          2,548,207
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (200,346)        (2,664,374)       (192,996)        (2,548,207)
===============================================================================================================================
Reacquired:
  Class A                                                      (9,388,585)      (133,924,199)     (8,297,631)      (113,556,981)
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,555,586)       (47,450,105)     (3,302,379)       (42,929,532)
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,026,680)       (13,719,616)     (1,025,136)       (13,334,435)
===============================================================================================================================
                                                              (10,558,359)     $(147,591,596)     (2,683,489)     $ (31,256,513)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 6% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                2005           2004        2003        2002        2001
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  13.49       $  13.37    $  10.10    $  12.49    $  26.05
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.05          (0.08)(a)    (0.12)(a)    (0.04)(b)     0.05
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.70           0.20        3.39       (2.35)      (3.51)
=========================================================================================================================
    Total from investment operations                              0.75           0.12        3.27       (2.39)      (3.46)
=========================================================================================================================
Less distributions:
  Dividends from net investment income                              --             --          --          --       (0.01)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             --          --          --      (10.09)
=========================================================================================================================
    Total distributions                                             --             --          --          --      (10.10)
=========================================================================================================================
Net asset value, end of period                                $  14.24       $  13.49    $  13.37    $  10.10    $  12.49
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                                   5.56%          0.90%      32.38%     (19.14)%    (18.27)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $149,727       $225,437    $237,846    $170,276    $267,260
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets (including interest
  expense and dividends
  on short sales expense):
  With fee waivers and/or expense reimbursements                  1.38%(d)       1.01%       1.40%       0.78%       1.15%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.39%(d)       1.02%       1.40%       0.88%       1.25%
=========================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense and dividends
  on short sales expense):
  With fee waivers and/or expense reimbursements                  0.96%(d)       0.94%       1.29%       0.72%       1.13%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.97%(d)       0.95%       1.29%       0.82%       1.23%
=========================================================================================================================
Ratio of interest expense and dividends on short sales
  expense to average net assets(e)                                0.42%(d)       0.07%       0.11%       0.06%       0.02%
=========================================================================================================================
Ratio of net investment income (loss) to average net assets       0.24%(d)      (0.61)%     (1.09)%     (0.30)%(b)     0.30%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                            190%           127%        223%        225%        250%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income (loss) per share and the ratio of net investment income (loss) to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $198,419,900.
(e) Ratio includes interest expense and fees on the committed line of credit.

                                                                                        CLASS B
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                2005           2004        2003        2002        2001
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  12.74       $  12.70    $   9.66    $  12.03    $  25.61
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.07)         (0.17)(a)    (0.18)(a)    (0.14)(b)    (0.07)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.68           0.21        3.22       (2.23)      (3.42)
=========================================================================================================================
    Total from investment operations                              0.61           0.04        3.04       (2.37)      (3.49)
=========================================================================================================================
Less distributions from net realized gains                          --             --          --          --      (10.09)
=========================================================================================================================
Net asset value, end of period                                $  13.35       $  12.74    $  12.70    $   9.66    $  12.03
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                                   4.79%          0.31%      31.47%     (19.70)%    (18.93)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 82,989       $123,703    $145,779    $126,022    $208,563
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets (including interest
  expense and dividends
  on short sales expense):
  With fee waivers and/or expense reimbursements                  2.06%(d)       1.66%       2.05%       1.53%       1.91%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.07%(d)       1.67%       2.05%       1.53%       1.91%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense and dividends
  on short sales expense):
  With fee waivers and/or expense reimbursements                  1.64%(d)       1.59%       1.94%       1.47%       1.89%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.65%(d)       1.60%       1.94%       1.47%       1.89%
=========================================================================================================================
Ratio of interest expense and dividends on short sales
  expense to average net assets(e)                                0.42%(d)       0.07%       0.11%       0.06%       0.02%
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.43)%(d)     (1.26)%     (1.74)%     (1.05)%(b)    (0.46)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                            190%           127%        223%        225%        250%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premium on debt securities, the net investment income (loss) per share and the ratio of net investment income to (loss) average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $103,617,502.
(e) Ratio includes interest expense and fees on the committed line of credit.

                                                                                       CLASS C
                                                              ---------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------
                                                                2005          2004       2003        2002        2001
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  12.75       $ 12.72    $  9.67    $  12.05    $  25.63
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.07)        (0.17)(a)   (0.19)(a)    (0.14)(b)    (0.07)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.69          0.20       3.24       (2.24)      (3.42)
=======================================================================================================================
    Total from investment operations                              0.62          0.03       3.05       (2.38)      (3.49)
=======================================================================================================================
Less distributions from net realized gains                          --            --         --          --      (10.09)
=======================================================================================================================
Net asset value, end of period                                $  13.37       $ 12.75    $ 12.72    $   9.67    $  12.05
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(c)                                                   4.86%         0.24%     31.54%     (19.75)%    (18.91)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 18,897       $29,170    $26,942    $ 17,192    $ 26,637
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets (including interest
  expense and dividends
  on short sales expense):
  With fee waivers and/or expense reimbursements                  2.06%(d)      1.66%      2.05%       1.53%       1.91%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.07%(d)      1.67%      2.05%       1.53%       1.91%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense and dividends
  on short sales expense):
  With fee waivers and/or expense reimbursements                  1.64%(d)      1.59%      1.94%       1.47%       1.89%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.65%(d)      1.60%      1.94%       1.47%       1.89%
=======================================================================================================================
Ratio of interest expense and dividends on short sales
  expense to average net assets(e)                                0.42%(d)      0.07%      0.11%       0.06%       0.02%
=======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.43)%(d)    (1.26)%    (1.74)%     (1.05)%(b)    (0.46)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate                                            190%          127%       223%        225%        250%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premium on debt securities, the net investment income (loss) per share and the ratio of net investment income (loss) to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $24,086,139.
(e) Ratio includes interest expense and fees on the committed line of credit.

NOTE 14--CHANGE IN INDEPENDENT PUBLIC ACCOUNTING FIRM

On June 29, 2005, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending October 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. For the prior fiscal year, Ernst & Young ("E&Y") was the Fund's independent registered public accounting firm. On June 29, 2005, the Trust obtained a formal resignation from E&Y as the independent registered public accounting firm of the Fund.

    E&Y's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period E&Y was engaged, there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to E&Y's satisfaction, would have caused E&Y to make reference to that matter in connection with such reports.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

    On June 13, 2005, the MDL Court (as defined below) issued a Conditional Transfer Order transferring this lawsuit to the MDL Court, which Conditional Transfer Order was finalized on October 19, 2005. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Special Opportunities Funds and Shareholders of AIM Opportunities I Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of AIM Opportunities I Fund (one of the funds constituting AIM Special Opportunities Funds, hereafter referred to as the "Fund") at October 31, 2005, and the results of its operations, the changes in its net assets, its cash flows and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended October 31, 2004 and the financial highlights for each of the periods ended on or before October 31, 2004 were audited by another independent registered public accounting firm whose report, dated December 15, 2004, expressed an unqualified opinion on those statements.

/s/ PRICEWATERHOUSECOOPERS LLP

December 19, 2005
Houston, Texas

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of October 31, 2005



The address of each trustee and officer of AIM Special Opportunities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1998           Director and Chairman, A I M Management    None
   Trustee, Vice Chair,                           Group Inc. (financial services holding
   Principal Executive Officer                    company); Director and Vice Chairman,
   and President                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.
   President                                      (financial services holding company);
                                                  Director and President, A I M Advisors,
                                                  Inc. (registered investment advisor);
                                                  Director, A I M Capital Management, Inc.
                                                  (registered investment advisor), and
                                                  A I M Distributors, Inc. (registered
                                                  broker dealer); Director and Chairman,
                                                  AIM Investment Services, Inc.
                                                  (registered transfer agent), Fund
                                                  Management Company (registered broker
                                                  dealer) and INVESCO Distributors, Inc.
                                                  (registered broker dealer); and Chief
                                                  Executive Officer, AMVESCAP PLC -- AIM
                                                  Division (parent of AIM and a global
                                                  investment management firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and Chairman,
                                                  AIM Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1998           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1998           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1998           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of October 31, 2005

The address of each trustee and officer of AIM Special Opportunities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1998           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc. (financial services holding
   Chief Compliance Officer                       company); Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President and                      Assistant General Counsel, ICON
   Senior Officer                                 Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; Senior Vice President
                                                  and General Counsel, Liberty Funds
                                                  Group, LLC; Vice President, A I M
                                                  Distributors, Inc.; and Director and
                                                  General Counsel, Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President, Principal                      Advisors, Inc.
   Financial Officer and
   Treasurer                                      Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, and Senior
                                                  Investment Officer, A I M Capital
                                                  Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2004           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------
(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND        INVESTMENT ADVISOR        DISTRIBUTOR               AUDITORS
11 Greenway Plaza         A I M Advisors, Inc.      A I M Distributors, Inc.  PricewaterhouseCoopers
Suite 100                 11 Greenway Plaza         11 Greenway Plaza         LLP
Houston, TX 77046-1173    Suite 100                 Suite 100                 1201 Louisiana Street
                          Houston, TX 77046-1173    Houston, TX 77046-1173    Suite 2900
                                                                              Houston, TX 77002-5678


COUNSEL TO THE FUND       COUNSEL TO THE            TRANSFER AGENT            CUSTODIAN
                          INDEPENDENT TRUSTEES
Ballard Spahr                                       AIM Investment Services,  State Street Bank and
Andrews & Ingersoll, LLP  Kramer, Levin, Naftalis   Inc.                      Trust Company
1735 Market Street        & Frankel LLP             P.O. Box 4739             225 Franklin Street
Philadelphia, PA 19103-7599 1177 Avenue of the      Houston, TX 77210-4739    Boston, MA 02110-2801
                          Americas
                          New York, NY 10036-2714

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund distributed long-term capital gains of $8,778,000 for Fund's tax year ended October 31, 2005.

U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)



The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended January 31, 2005, April 30, 2005, July 31, 2005 and October 31, 2005 are 35.45%, 34.45%, 2.35% and 7.79%, respectively.

DOMESTIC EQUITY                                          SECTOR EQUITY                        AIM ALLOCATION SOLUTIONS

AIM Aggressive Growth Fund                   AIM Advantage Health Sciences Fund            AIM Conservative Allocation Fund
AIM Basic Balanced Fund*                     AIM Energy Fund                               AIM Growth Allocation Fund(2)
AIM Basic Value Fund                         AIM Financial Services Fund                   AIM Moderate Allocation Fund
AIM Blue Chip Fund                           AIM Global Health Care Fund                   AIM Moderate Growth Allocation Fund
AIM Capital Development Fund                 AIM Global Real Estate Fund                   AIM Moderately Conservative Allocation
AIM Charter Fund                             AIM Gold & Precious Metals Fund               Fund
AIM Constellation Fund                       AIM Leisure Fund
AIM Diversified Dividend Fund                AIM Multi-Sector Fund                             DIVERSIFIED PORTFOLIOS
AIM Dynamics Fund                            AIM Real Estate Fund(1)
AIM Large Cap Basic Value Fund               AIM Technology Fund                           AIM Income Allocation Fund
AIM Large Cap Growth Fund                    AIM Utilities Fund                            AIM International Allocation Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund(1)                        FIXED INCOME
AIM Mid Cap Growth Fund
AIM Opportunities I Fund                     TAXABLE
AIM Opportunities II Fund
AIM Opportunities III Fund                   AIM Floating Rate Fund
AIM Premier Equity Fund                      AIM High Yield Fund
AIM S&P 500 Index Fund                       AIM Income Fund
AIM Select Equity Fund                       AIM Intermediate Government Fund
AIM Small Cap Equity Fund                    AIM Limited Maturity Treasury Fund
AIM Small Cap Growth Fund(1)                 AIM Money Market Fund
AIM Small Company Growth Fund                AIM Short Term Bond Fund
AIM Summit Fund                              AIM Total Return Bond Fund
AIM Trimark Endeavor Fund                    Premier Portfolio
AIM Trimark Small Companies Fund             Premier U.S. Government Money Portfolio
AIM Weingarten Fund
                                             TAX-FREE
* Domestic equity and income fund
                                             AIM High Income Municipal Fund(1)
       INTERNATIONAL/GLOBAL EQUITY           AIM Municipal Bond Fund
                                             AIM Tax-Exempt Cash Fund
AIM Asia Pacific Growth Fund                 AIM Tax-Free Intermediate Fund
AIM Developing Markets Fund                  Premier Tax-Exempt Portfolio
AIM European Growth Fund
AIM European Small Company Fund(1)
AIM Global Aggressive Growth Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Value Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund(1)
AIM Trimark Fund                             =================================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
                                             FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             =================================================================================

(1) This fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the fund, please see the appropriate prospectus.

(2) Effective April 29, 2005, AIM Aggressive Allocation
Fund was renamed AIM Growth Allocation Fund.

   If used after January 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $129 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $381 billion in assets under management. Data as of September 30, 2005.


AIMinvestments.com                 OPP1-AR-1            A I M Distributors, Inc.


                              YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College   Separately   Offshore   Cash                     [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products                 Savings   Managed      Products   Management                      --Registered Trademark--
                                  Plans     Accounts
------------------------------------------------------------------------------

                                                       AIM OPPORTUNITIES II FUND
                                Annual Report to Shareholders o October 31, 2005


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIM OPPORTUNITIES II FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of October 31, 2005, and is based on total net assets.

ABOUT SHARE CLASSES                          can be no assurance that the Fund will        values for shareholder transactions and
                                             have favorable IPO investment                 the returns based on those net asset
o Class B shares are not available as an     opportunities in the future.                  values may differ from the net asset
investment for retirement plans                                                            values and returns reported in the
maintained pursuant to Section 401 of        ABOUT INDEXES USED IN THIS REPORT             Financial Highlights.
the Internal Revenue Code, including
401(k) plans, money purchase pension         o The unmanaged Standard & Poor's             o Industry classifications used in this
plans and profit sharing plans. Plans        Composite Index of 500 Stocks (the S&P        report are generally according to the
that had existing accounts invested in       500--Registered Trademark-- INDEX) is         Global Industry Classification Standard,
Class B shares prior to September 30,        an index of common stocks frequently          which was developed by and is the
2003, will continue to be allowed to         used as a general measure of U.S. stock       exclusive property and a service mark of
make additional purchases.                   market performance.                           Morgan Stanley Capital International
                                                                                           Inc. and Standard & Poor's.
PRINCIPAL RISKS OF INVESTING IN THE FUND     o The unmanaged MSCI WORLD INDEX is a
                                             group of global securities tracked by         The Fund provides a complete list of its
o The Fund may invest up to 25% of its       Morgan Stanley Capital International.         holdings four times in each fiscal year,
assets in the securities of non-U.S.                                                       at the quarter-ends. For the second and
issuers. International investing             o The unmanaged Standard & Poor's MidCap      fourth quarters, the lists appear in the
presents certain risks not associated        400 Index (the S&P 400--Registered            Fund's semiannual and annual reports to
with investing solely in the United          Trademark-- INDEX) represents the             shareholders. For the first and third
States. These include risks relating to      performance of mid-capitalization             quarters, the Fund files the lists with
fluctuations in the value of the U.S.        stocks.                                       the Securities and Exchange Commission
dollar relative to the values of other                                                     (SEC) on Form N-Q. The most recent list
currencies, the custody arrangements         o The unmanaged LIPPER MID-CAP                of portfolio holdings is available at
made for the Fund's foreign holdings,        --Registered Trademark-- CORE                 AIMinvestments.com. From our home page,
differences in accounting, political         FUND INDEX represents an average of the       click on Products & Performance, then
risks and the lesser degree of public        performance of the 30 largest                 Mutual Funds, then Fund Overview. Select
information required to be provided by       mid-capitalization core funds tracked by      your Fund from the drop-down menu and
non-U.S. companies.                          Lipper, Inc., an independent mutual fund      click on Complete Quarterly Holdings.
                                             performance monitor.                          Shareholders can also look up the Fund's
o Leveraging and short-selling, along                                                      Forms N-Q on the SEC's Web site at
with other hedging strategies, present       o The Fund is not managed to track the        sec.gov. And copies of the Fund's Forms
higher risks, but also offer greater         performance of any particular index,          N-Q may be reviewed and copied at the
potential rewards. Since stock prices        including the indexes defined here, and       SEC's Public Reference Room at 450 Fifth
can rise without limit, short sales are      consequently, the performance of the          Street, N.W., Washington, D.C.
riskier because of unlimited exposure to     Fund may deviate significantly from the       20549-0102. You can obtain information
loss until the position is covered. The      performance of the indexes.                   on the operation of the Public Reference
Fund, which is not a complete investment                                                   Room, including information about
program, may not be appropriate for all      o A direct investment cannot be made in       duplicating fee charges, by calling
investors. There is no guarantee that        an index. Unless otherwise indicated,         202-942-8090 or 800-732-0330, or by
the Fund managers' investment strategies     index results include reinvested              electronic request at the following
will help investors attain their goals.      dividends, and they do not reflect sales      e-mail address: publicinfo@sec.gov. The
Please see the prospectus for more           charges. Performance of an index of           SEC file numbers for the Fund are
information about specific investment        funds reflects fund expenses;                 811-08697 and 333-47949.
strategies and risks.                        performance of a market index does not.
                                                                                           A description of the policies and
o The Fund is nondiversified, which          OTHER INFORMATION                             procedures that the Fund uses to
increases risks as well as potential                                                       determine how to vote proxies relating
rewards.                                     o The returns shown in management's           to portfolio securities is available
                                             discussion of Fund performance are            without charge, upon request, from our
o Investing in smaller companies             based on net asset values calculated for      Client Services department at
involves greater risk than investing in      shareholder transactions. Generally           800-959-4246 or on the AIM Web site,
more established companies, such as          accepted accounting principles require        AIMinvestments.com. On the home page,
business risk, significant stock price       adjustments to be made to the net assets      scroll down and click on AIM Funds Proxy
fluctuations and illiquidity.                of the Fund at period end for financial       Policy. The information is also avail-
                                             reporting purposes, and as such, the net      able on the Securities and Exchange
o Although the Fund's return during          asset                                         Commission's Web site, sec.gov.
certain periods was positively impacted
by its investments in initial public                                                       Information regarding how the Fund voted
offerings (IPOs), there                                                                    proxies related to its portfolio
                                                                                           securities during the 12 months ended
                                                                                           June 30, 2005, is available at our Web
                                                                                           site. Go to AIMinvestments.com, access
                                                                                           the About Us tab, click on Required
                                                                                           Notices and then click on Proxy Voting
                                                                                           Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the Securities and Exchange
                                                                                           Commission's Web site, sec.gov.

===============================================================================           =========================================
                                                                                           FUND NASDAQ SYMBOLS
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES              Class A Shares                     AMCOX
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                         Class B Shares                     MCOVX
                                                                                           Class C Shares                     MCODX
================================================================================           =========================================
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM OPPORTUNITIES II FUND


                    DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                    The fiscal year covered by this report was quite good to
                    equity investors. Domestically, the broad-based S&P 500
                    Index returned 8.72%. Globally, Morgan Stanley's MSCI World
    [GRAHAM         Index rose 13.27%. Much of this good performance, though,
     PHOTO]         was attained early in the fiscal year as virtually every
                    equity index declined during October of 2005. Concern about the inflationary potential of rising energy costs was
 ROBERT H. GRAHAM   frequently cited as a major cause of market weakness.

                       Within the indexes, there was considerable variability in
                    the performance of different sectors and markets.
                    Domestically, energy sector performance far outpaced that of the other sectors in the S&P 500 Index, reflecting rising
  [WILLIAMSON       oil and gas prices. Overseas, emerging markets produced more
     PHOTO]         attractive results than did developed markets, at least in part because emerging markets tend to be more closely tied to the performance of natural resources and commodities.

MARK H. WILLIAMSON     One could make a strong argument for global
                    diversification of a stock portfolio using the performance data for the fiscal year ended October 31, 2005. Of course, your financial advisor is the person most qualified to help you decide whether such diversification is appropriate for you.

                       For a discussion of the specific market conditions that
                    affected your Fund and how your Fund was managed during the fiscal year, please turn to Page 3.

                    NEW INFORMATION IN THIS REPORT

                    We would like to call your attention to two new elements in this report. First, on Page 2, is a message from Bruce Crockett, the independent Chair of the Board of Trustees of the AIM Funds. We first introduced you to Mr. Crockett in the annual report on your Fund dated October 31, 2004. Mr. Crockett has been on our Funds' Board since 1992; he assumed his responsibilities as Chair in October 2004.

                       Mr. Crockett plans to keep AIM shareholders informed of
                    the work of the Board regularly via letters in the Fund reports. We certainly think this is a valuable addition to the reports. The Board is charged with looking out for the interests of shareholders, and Mr. Crockett's letter provides insight into some of the many issues the Board addresses in governing your Fund.

                       One of the most important decisions the Board makes each
                    year is whether to approve the advisory agreement your Fund has with AIM. Essentially, this agreement hires AIM to manage the assets in your Fund. A discussion of the factors the Board considered in reviewing the agreement is the second new element in the report, and we encourage you to read it. It appears on Pages 8 and 9.

                       Further information about the markets, your Fund, and
                    investing in general is always available on our widely acclaimed Web site, AIMinvestments.com. We invite you to visit it frequently.

                       We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.


                    Sincerely,

                    /S/ ROBERT H. GRAHAM               /S/ MARK H. WILLIAMSON

                    Robert H. Graham                   Mark H. Williamson
                    President & Vice Chair,            President, A I M
                    AIM Funds                          Advisors, Inc.


                    December 15, 2005

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM OPPORTUNITIES II FUND


                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.

  [CROCKETT            At our most recent meeting in June 2005, your Board
    PHOTO]          approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million
                    annually, based on asset levels as of March 31, 2005. The
                    majority of these expense reductions, which took effect July
                    1, 2005, will be achieved by a permanent reduction to 0.25%
BRUCE L. CROCKETT   of the Rule 12b-1 fees on Class A and Class A3 shares of
                    those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
                    two and one-half months of review and discussions, took place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products & Performance" and click on "Investment Advisory Agreement Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 8 and
                    9. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 14 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.



                    Sincerely,



                    /s/ BRUCE L. CROCKETT


                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    December 15, 2005

AIM OPPORTUNITIES II FUND

MANAGEMENT'S DISCUSSION                                                                    HOW WE INVEST
OF FUND PERFORMANCE
                                                                                           We have developed a quantitative
========================================================================================   investment process based on tenets of
PERFORMANCE SUMMARY                                                                        mathematics, statistics and behavioral
                                             ===========================================   finance focusing on domestic mid-cap
During the Fund's fiscal year, changes       FUND VS. INDEXES                              stocks. It has two main components:
were made to your Fund's management team
with the intention of improving              TOTAL RETURNS, 10/31/04-10/31/05,             STOCK SELECTION:
long-term performance. This report is        EXCLUDING APPLICABLE SALES CHARGES.
addressed to you by the new team, Derek      IF SALES CHARGES  WERE INCLUDED,              o We believe certain qualities, such as
Izuel (lead manager) and Duy Nguyen,         RETURNS WOULD BE LOWER.                       growth and stability of earnings,
assisted by the Global Quantitative          Class A Shares                       12.08%   profitability, financial strength,
Strategies Team. While we continue to        Class B Shares                       11.25    etc., identify companies as probable
manage the Fund with the same overriding     Class C Shares                       11.31    strong performers.
investment objective of long-term growth     S&P 500 Index (Broad Market Index)    8.72
of capital, the Fund's strategy has been     S&P 400 Index (Style-specific Index) 17.65    o We measure each candidate for the
changed to a core style. We employ a         Lipper Mid-Cap Core Fund Index                portfolio against these qualities to
multi-step, quantitative process to          (Peer Group Index)                   14.47    identify companies we believe may
construct the Fund. We believe                                                             increase in value in the next six to 12
shareholders will benefit from the           SOURCE: LIPPER,INC.                           months (long positions) or decrease in
changes because we believe our                                                             value over that period (short
investment strategy and process can          ===========================================   positions). Short selling is used to
potentially produce long-term                                                              capitalize on an expected decline in a
risk-adjusted performance results that          The Fund's performance lagged that of      security's price.
meet shareholder expectations.               the S&P 400 Index, which consists of
                                             mid-cap stocks comparable in size to          o Long positions exhibit the best
   For the fiscal year ended October 31,     those held by your Fund. The difference       earnings growth potential and least
2005, the Fund posted double-digit           occurred largely because much of the S&P      potential for earnings disappointments
returns, outperforming the U.S. stock        400 Index's strong performance was            in our opinion; short positions
market as represented by the S&P 500         concentrated in real estate investment        generally exhibit the opposite traits.
Index. This occurred in part because         trusts, in which the Fund does not
the Fund's holdings are primarily            invest; energy stocks, in which the fund      RISK MANAGEMENT:
mid-cap stocks, while the S&P 500 Index      underperformed the index; and a
consists mainly of large-cap stocks.         relatively small number of technology         o Our risk model looks at how these
Mid-caps were the strongest-performing       stocks the Fund did not hold.                 companies perform in response to
class during this period.                                                                  changes in economic factors such as
                                                Your Fund's long-term performance is       inflation, industrial production, the
                                             shown on Pages 6 and 7 of this report.        price of oil, and so on. Such changes
                                                                                           will have positive impact on some
                                                                                           companies and negative impact on others.

                                                                                           o Given the push/pull of these risk
                                                                                           factors, we try to reduce the Fund's
                                                                                           overall risk by pairing stocks that
                                                                                           benefit from an improvement in a certain
                                                                                           factor with those that benefit from
                                                                                           worsening in that same factor. Our goal
                                                                                           is to benefit, whichever way the market
========================================================================================   moves.

                                                                                                                         (continued)


========================================     ===========================================   ========================================

PORTFOLIO COMPOSITION                        TOP 10 LONG POSITIONS*                        TOP 5 SHORT POSITIONS
By sector; long and short holdings
                                              1. Moody's Corp.                      3.0%    1. Hughes Supply, Inc.             1.0%
               [PIE CHART]                    2. Prudential Financial, Inc.         3.0     2. Fluor Corp.                     0.9
Financials                         20.5%      3. Martin Marietta Materials, Inc.    2.7     3. SLM Corp.                       0.9
Consumer Discretionary             16.9%      4. 3M Co.                             2.6     4. Neurocrine Biosciences, Inc.    0.9
Information Technology             14.7%      5. Questar Corp.                      2.5     5. Perrigo Co.                     0.8
Health Care                        12.8%      6. Endurance Specialty Holdings Ltd.  2.2
Utilities                           9.7%      7. UGI Corp.                          2.2
Materials                           8.5%      8. MBIA Inc.                          1.8    TOTAL NET ASSETS         $126.3 MILLION
Industrials                         7.9%      9. PMI Group, Inc. (The)              1.7
Energy                              4.8%     10. Georgia Gulf Corp.                 1.7    TOTAL NUMBER OF LONG HOLDINGS*      157
Consumer Staples                    3.7%
Telecommunications Services         0.5%                                                   TOTAL NUMBER OF SHORT HOLDINGS       37

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.
*Excluding money market fund holdings.
========================================     ===========================================   ========================================

AIM OPPORTUNITIES II FUND

   We consider selling or reducing our       which focuses on long-term rather than        in the Fund. We believe the Fund is an
position in a particular security when:      short-term results, did not focus on the      attractive option for investors
                                             high volatility energy stocks that led        seeking a mid-cap core investment with
o the stock no longer exhibits               to the sector appreciation in the             the ability to use sophisticated
characteristics that drive performance       industry.                                     investment techniques, which may limit
                                                                                           volatility, improve performance and
o holding the security adds too much            During this fiscal year, we used           expand the investable universe beyond
additional risk to the overall               leverage to offset the market risk of         those of traditional mutual funds.
portfolio.                                   short positions, so that together, their
                                             impact on Fund performance was very           THE VIEWS AND OPINIONS EXPRESSED IN
MARKET CONDITIONS AND YOUR FUND              small.                                        MANAGEMENT'S DISCUSSION OF FUND
                                                                                           PERFORMANCE ARE THOSE OF A I M ADVISORS,
Despite widespread concern about the            We believe stocks exhibit certain          INC. THESE VIEWS AND OPINIONS ARE
potential impact of rising short-term        qualities that identify them as probable      SUBJECT TO CHANGE AT ANY TIME BASED ON
interest rates and historically high         strong performers. Different qualities        FACTORS SUCH AS MARKET AND ECONOMIC
energy prices, the U.S. economy              may have more significance in some            CONDITIONS. THESE VIEWS AND OPINIONS MAY
expanded, inflation remained contained       industries than in others as we evaluate      NOT BE RELIED UPON AS INVESTMENT ADVICE
and corporate profits generally rose         stocks for purchase or sale, as               OR RECOMMENDATIONS, OR AS AN OFFER FOR A
during the fiscal year covered by this       illustrated in the examples below.            PARTICULAR SECURITY. THE INFORMATION IS
report. Late in the year, higher energy                                                    NOT A COMPLETE ANALYSIS OF EVERY ASPECT
prices and rising interest rates             o MARTIN MARIETTA MATERIALS, a producer       OF ANY MARKET, COUNTRY, INDUSTRY,
threatened to crimp consumer spending,       of aggregates and additional rock             SECURITY OR THE FUND. STATEMENTS OF FACT
which accounts for approximately             products for highway and other                ARE FROM SOURCES CONSIDERED RELIABLE,
two-thirds of the U.S. economy.              construction, was selected for the            BUT A I M ADVISORS, INC. MAKES NO
                                             predictability of its earnings and the        REPRESENTATION OR WARRANTY AS TO THEIR
   There was wide variance in corporate      strong, steady appreciation of the            COMPLETENESS OR ACCURACY. ALTHOUGH
profits during the fiscal year. Rising       stock's valuation. After our purchase in      HISTORICAL PERFORMANCE IS NO GUARANTEE
prices caused many companies in the          June, sales and earnings continued to         OF FUTURE RESULTS, THESE INSIGHTS MAY
energy and utilities sectors to report       grow briskly and the stock price              HELP YOU UNDERSTAND OUR INVESTMENT
record earnings and profits, while           continued to appreciate, contributing         MANAGEMENT PHILOSOPHY.
PROFITS of companies that use a lot of       positively to Fund performance.
energy, such as chemical companies and                                                           See important Fund and index
airlines, were depressed. Not                o OVERSEAS SHIPHOLDING GROUP (OSG)                 disclosures inside front cover.
surprisingly, energy and utilities           operates a 91-vessel fleet transporting
stocks led the market with strong            crude oil, petroleum products and dry
double-digit returns. Consumer               bulk commodities around the world. We            [IZUEL    DEREK S. IZUEL, Chartered
discretionary and telecommunications         hold the stock based on what we consider         PHOTO]    Financial Analyst, senior
services stocks declined for the fiscal      its low valuation in an industry                           portfolio manager, is lead
year.                                        experiencing rapid growth. OSG's results                   portfolio manager of AIM
                                             for the third quarter of 2005 rose, but       Opportunities II Fund. Mr. Izuel began
   Our philosophy is to remain fairly        less than expected, and the company's         his investment career in 1997. He
sector neutral and avoid over- and           stock price suffered. Based on the even       received a B.A. in computer science from
underweights in any particular sector.       lower valuation for a firm whose              the University of California-Berkeley
                                             fundamentals remained strong, we              and an M.B.A. from the University of
   During the Fund's fiscal year, the        continued to hold the position.               Michigan.
sector that contributed most to the
Fund's performance was health care, one      IN CLOSING                                                 DUY NGUYEN, Chartered
of the market's better-performing                                                             [NGUYEN   Financial Analyst, portfolio
sectors in the period. Our quantitative      Our investment discipline is focused on          PHOTO]    manager, is a manager of
model worked well in this area as the        seeking consistent and strong                              AIM Opportunities II Fund.
Fund's health care holdings, on the          risk-adjusted returns for shareholders        Mr. Nguyen joined AIM in 2000. He
whole, produced significantly better         by adhering to our disciplined                received a B.B.A. from the University of
results than did the same sector in the      quantitative investment process for a         Texas.
S&P 400 Index.                               period of years--not months. We believe
                                             this long-term investment horizon
   The financials sector also made an        enables us to potentially capitalize on       Assisted by the Global Quantitative
important contribution to the Fund's         the opportunities created by normal           Strategies Team
results and outperformed the same sector     market volatility, and we realize that
in the index. The energy sector, boosted     short-term results may lag the market.
by the period's soaring oil prices, was      Having recently taken over management of
another major contributor to Fund            the Fund, we encourage shareholders to
performance. In this case, the energy        avoid placing undue emphasis on
component of the index performed better      short-term relative performance and
than the Fund's energy holdings, which       instead measure the success of our
was a factor in the Fund's                   investment process over long-term time
underperformance relative to the index.      periods.
The energy sector experienced
considerable growth during the year, and        We thank you for your continued                     [RIGHT ARROW GRAPHIC]
our model,                                   investment

                                                                                              FOR A PRESENTATION OF YOUR FUND'S
                                                                                              LONG-TERM PERFORMANCE,PLEASE SEE
                                                                                              PAGES 6 AND 7.

AIM OPPORTUNITIES II FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      that you paid over the period. Simply         The hypothetical account values and
                                             divide your account value by $1,000 (for      expenses may not be used to estimate the
As a shareholder of the Fund, you incur      example, an $8,600 account value divided      actual ending account balance or
two types of costs: (1) transaction          by $1,000 = 8.6), then multiply the           expenses you paid for the period. You
costs, which may include sales charges       result by the number in the table under       may use this information to compare the
(loads) on purchase payments; contingent     the heading entitled "Actual Expenses         ongoing costs of investing in the Fund
deferred sales charges on redemptions;       Paid During Period" to estimate the           and other funds. To do so, compare this
and redemption fees, if any; and (2)         expenses you paid on your account during      5% hypothetical example with the 5%
ongoing costs, including management          this period.                                  hypothetical examples that appear in the
fees; distribution and/or service fees                                                     shareholder reports of the other funds.
(12b-1); and other Fund expenses. This       HYPOTHETICAL EXAMPLE FOR COMPARISON
example is intended to help you              PURPOSES                                         Please note that the expenses shown
understand your ongoing costs (in                                                          in the table are meant to highlight your
dollars) of investing in the Fund and to     The table below also provides                 ongoing costs only and do not reflect
compare these costs with ongoing costs       information about hypothetical account        any transactional costs, such as sales
of investing in other mutual funds. The      values and hypothetical expenses based        charges (loads) on purchase payments,
example is based on an investment of         on the Fund's actual expense ratio and        contingent deferred sales charges on
$1,000 invested at the beginning of          an assumed rate of return of 5% per year      redemptions, and redemption fees, if
the period and held for the entire           before expenses, which is not the Fund's      any. Therefore, the hypothetical
period May 1, 2005, through October 31,      actual return. The Fund's actual              information is useful in comparing
2005.                                        cumulative total returns at net asset         ongoing costs only, and will not help
                                             value after expenses for the six months       you determine the relative total costs
ACTUAL EXPENSES                              ended October 31, 2005, appear in the         of owning different funds. In addition,
                                             table "Cumulative Total Returns" on Page      if these transactional costs were
The table below provides information         7.                                            included, your costs would have been
about actual account values and actual                                                     higher.
expenses. You may use the information in
this table, together with the amount you
invested, to estimate the expenses

====================================================================================================================================
                                                 ACTUAL                          HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING              ENDING              EXPENSES         ENDING            EXPENSES         ANNUALIZED
SHARE           ACCOUNT VALUE        ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING        EXPENSE
CLASS             (5/1/05)            (10/31/05)(1)         PERIOD(2,3)     (10/31/05)          PERIOD(2,4)        RATIO
  A               $1,000.00             $1,066.40              $15.57        $1,010.13            $15.15           2.99%
  B                1,000.00              1,062.40               19.29         1,006.50             18.76           3.71
  C                1,000.00              1,062.90               19.29         1,006.50             18.76           3.71

(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2005, through October 31,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended October 31, 2005, appear in the table "Cumulative Total Returns" on Page 7.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. Effective on July 1, 2005, the distributor contractually agreed to reduce Rule 12b-1 plan fees for the Class A shares to 0.25%. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is 2.96% for the Class A shares.

(3) The actual expenses paid restated as if the change discussed above had been in effect throughout the entire most recent fiscal half year are $15.42 for the Class A shares.

(4) The hypothetical expenses paid restated as if the change discussed above had been in effect throughout the entire most recent fiscal half year are $15.00 for the Class A shares.
====================================================================================================================================

                                   [ARROW
                                   BUTTON             For More Information Visit
                                   IMAGE]                 AIMinvestments.com

AIM OPPORTUNITIES II FUND

YOUR FUND'S LONG-TERM PERFORMANCE

   RESULTS OF A $10,000 INVESTMENT

   FUND DATA FROM 12/30/98, INDEX DATA FROM 12/31/98

                                [MOUNTAIN CHART]

================================================================================

                     AIM OPPORTUNITIES II      LIPPER MID-CAP           S&P 500              S&P 400
         DATE        FUND-CLASS A SHARES       CORE FUND INDEX           INDEX                INDEX
       12/30/98            $9450
          12/98             9450                  $10000                $10000               $10000
           1/99            10310                    9953                 10418                 9611
           2/99             9847                    9252                 10094                 9107
           3/99            11255                    9521                 10498                 9362
           4/99            12474                   10067                 10905                10100
           5/99            13117                   10187                 10647                10144
           6/99            13768                   10742                 11237                10687
           7/99            14911                   10532                 10887                10460
           8/99            15526                   10241                 10833                10102
           9/99            16215                   10049                 10537                 9790
          10/99            17027                   10548                 11203                10289
          11/99            19222                   11340                 11431                10829
          12/99            21311                   12819                 12103                11472
           1/00            21228                   12684                 11495                11149
           2/00            27385                   14792                 11278                11929
           3/00            27856                   14678                 12381                12928
           4/00            25212                   13680                 12008                12476
           5/00            23372                   13118                 11762                12321
           6/00            25054                   14186                 12052                12502
           7/00            24689                   13779                 11863                12699
           8/00            25911                   15124                 12600                14117
           9/00            25535                   14722                 11935                14020
          10/00            24302                   14200                 11884                13545
          11/00            21585                   12629                 10948                12522
          12/00            23467                   13621                 11002                13480
           1/01            23174                   14024                 11392                13781
           2/01            21208                   12923                 10354                12994
           3/01            18992                   12061                  9698                12028
           4/01            20225                   13228                 10451                13355
           5/01            19703                   13542                 10521                13666
           6/01            19494                   13577                 10265                13611
           7/01            18940                   13150                 10164                13408
           8/01            18219                   12583                  9529                12970
           9/01            16202                   10975                  8759                11356
          10/01            16850                   11524                  8926                11859
          11/01            17686                   12395                  9611                12741
          12/01            18239                   12954                  9695                13399
           1/02            17519                   12806                  9554                13329
           2/02            16463                   12584                  9369                13346
           3/02            17383                   13433                  9722                14300
           4/02            17112                   13212                  9133                14233
           5/02            16934                   12943                  9066                13993
           6/02            15345                   12008                  8420                12969
           7/02            14092                   10790                  7764                11711
           8/02            14113                   10914                  7815                11771
           9/02            13486                   10042                  6966                10823
          10/02            14322                   10514                  7579                11292
          11/02            15358                   11229                  8024                11945
          12/02            14605                   10703                  7553                11455
           1/03            14449                   10492                  7356                11120
           2/03            13989                   10271                  7245                10855
           3/03            14104                   10296                  7315                10946
           4/03            14910                   11073                  7918                11741
           5/03            15944                   12003                  8334                12714
           6/03            16321                   12214                  8441                12876
           7/03            16750                   12592                  8590                13333
           8/03            17482                   13150                  8757                13938
           9/03            17001                   12930                  8664                13725
          10/03            17994                   13879                  9154                14762
          11/03            18474                   14257                  9235                15277
          12/03            18923                   14619                  9719                15534
           1/04            19457                   15014                  9897                15871
           2/04            19677                   15301                 10034                16252
           3/04            19415                   15264                  9883                16321
           4/04            18893                   14783                  9728                15785
           5/04            19082                   15016                  9861                16113
           6/04            19313                   15424                 10053                16480
           7/04            18247                   14640                  9720                15711
           8/04            17922                   14585                  9759                15670
           9/04            18527                   15096                  9865                16134
          10/04            19039                   15344                 10016                16392
          11/04            19614                   16257                 10421                17368
          12/04            20304                   16876                 10775                18095
           1/05            20105                   16434                 10513                17633
           2/05            20775                   16843                 10734                18225
           3/05            20723                   16672                 10544                18023
           4/05            20012                   16035                 10344                17323
           5/05            20806                   16797                 10673                18366
           6/05            21318                   17193                 10688                18792
           7/05            22103                   17989                 11086                19779
           8/05            21590                   17883                 10984                19558
           9/05            21873                   18031                 11073                19709
          10/05            21340                   17564                 10889                19285


================================================================================
                                                             SOURCE: LIPPER,INC.

Past performance cannot guarantee               This chart, which is a logarithmic
comparable future results.                   chart, presents the fluctuations in the
                                             value of the Fund and its indexes. We
   The data shown in the chart include       believe that a logarithmic chart is more
reinvested distributions, applicable         effective than other types of charts in
sales charges, Fund expenses and             illustrating changes in value during the
management fees. Index results include       early years shown in the chart. The
reinvested dividends, but they do not        vertical axis, the one that indicates
reflect sales charges. Performance of an     the dollar value of an investment, is
index of funds reflects fund expenses        constructed with each segment
and management fees; performance of a        representing a percent change in the
market index does not. Performance shown     value of the investment. In this chart,
in the chart and table(s) does not           each segment represents a doubling, or
reflect deduction of taxes a shareholder     100% change, in the value of the
would pay on Fund distributions or sale      investment. In other words, the space
of Fund shares. Performance of the           between $5,000 and $10,000 is the same
indexes does not reflect the effects of      size as the space between $10,000 and
taxes.                                       $20,000, the space between $10,000 and
                                             $20,000 is the same as that between
                                             $20,000 and $40,000, and so on.

AIM OPPORTUNITIES II FUND

========================================     ========================================      ========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                  CUMULATIVE TOTAL RETURNS

As of 10/31/05, including applicable         As of 9/30/05, most recent calendar           6 months ended 10/31/05, excluding
sales charges                                quarter-end, including applicable sales       applicable sales charges
                                             charges
CLASS A SHARES                                                                             Class A Shares                     6.64%
Inception (12/30/98)              11.73%     CLASS A SHARES                                Class B Shares                     6.24
 5 Years                          -3.67      Inception (12/30/98)              12.29%      Class C Shares                     6.29
 1 Year                            5.92       5 Years                          -4.14
                                              1 Year                           11.57       ========================================
CLASS B SHARES
Inception (11/12/99)               1.44%     CLASS B SHARES
 5 Years                          -3.64      Inception (11/12/99)              1.90%
 1 Year                            6.25       5 Years                          -4.12
                                              1 Year                           12.22
CLASS C SHARES
Inception (11/12/99)               1.60%     CLASS C SHARES
 5 Years                          -3.24      Inception (11/12/99)              2.05%
 1 Year                           10.31       5 years                          -3.74
                                              1 Year                           16.22
========================================     ========================================

   THE PERFORMANCE DATA QUOTED REPRESENT        CLASS A SHARE PERFORMANCE REFLECTS THE
PAST PERFORMANCE AND CANNOT GUARANTEE        MAXIMUM 5.50% SALES CHARGE, AND CLASS B
COMPARABLE FUTURE RESULTS; CURRENT           AND CLASS C SHARE PERFORMANCE REFLECTS
PERFORMANCE MAY BE LOWER OR HIGHER.          THE APPLICABLE CONTINGENT DEFERRED SALES
PLEASE VISIT AIMINVESTMENTS.COM FOR THE      CHARGE (CDSC) FOR THE PERIOD INVOLVED.
MOST RECENT MONTH-END PERFORMANCE.           THE CDSC ON CLASS B SHARES DECLINES FROM
PERFORMANCE FIGURES REFLECT REINVESTED       5% BEGINNING AT THE TIME OF PURCHASE TO
DISTRIBUTIONS, CHANGES IN NET ASSET          0% AT THE BEGINNING OF THE SEVENTH YEAR.
VALUE AND THE EFFECT OF THE MAXIMUM          THE CDSC ON CLASS C SHARES IS 1% FOR THE
SALES CHARGE UNLESS OTHERWISE STATED.        FIRST YEAR AFTER PURCHASE.
INVESTMENT RETURN AND PRINCIPAL VALUE
WILL FLUCTUATE SO THAT YOU MAY HAVE A           THE PERFORMANCE OF THE FUND'S SHARE
GAIN OR LOSS WHEN YOU SELL SHARES.           CLASSES WILL DIFFER DUE TO DIFFERENT
                                             SALES CHARGE STRUCTURES AND CLASS
                                             EXPENSES.

AIM OPPORTUNITIES II FUND



APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Special         o The quality of services to be provided      o Overall performance of AIM. The Board
Opportunities Funds (the "Board")            by AIM. The Board reviewed the                considered the overall performance of
oversees the management of AIM               credentials and experience of the             AIM in providing investment advisory and
Opportunities II Fund (the "Fund") and,      officers and employees of AIM who will        portfolio administrative services to the
as required by law, determines annually      provide investment advisory services to       Fund and concluded that such performance
whether to approve the continuance of        the Fund. In reviewing the                    was satisfactory.
the Fund's advisory agreement with A I M     qualifications of AIM to provide
Advisors, Inc. ("AIM"). Based upon the       investment advisory services, the Board       o Fees relative to those of clients of
recommendation of the Investments            reviewed the qualifications of AIM's          AIM with comparable investment
Committee of the Board, which is             investment personnel and considered such      strategies. The Board reviewed the
comprised solely of independent              issues as AIM's portfolio and product         advisory fee rate for the Fund under the
trustees, at a meeting held on June 30,      review process, various back office           Advisory Agreement. The Board noted that
2005, the Board, including all of the        support functions provided by AIM and         the Fund's advisory fee is structured as
independent trustees, approved the           AIM's equity and fixed income trading         a fulcrum fee, with a base component and
continuance of the advisory agreement        operations. Based on the review of these      a performance adjustment component, and
(the "Advisory Agreement") between the       and other factors, the Board concluded        that the base fee component of the
Fund and AIM for another year, effective     that the quality of services to be            Fund's advisory fee was the same as the
July 1, 2005.                                provided by AIM was appropriate and that      base fee component of the advisory fees
                                             AIM currently is providing satisfactory       for one mutual fund with fulcrum
   The Board considered the factors          services in accordance with the terms of      advisory fees advised by AIM with
discussed below in evaluating the            the Advisory Agreement.                       investment strategies comparable to
fairness and reasonableness of the                                                         those of the Fund, and higher than the
Advisory Agreement at the meeting on         o The performance of the Fund relative        base fee component of the advisory fees
June 30, 2005 and as part of the Board's     to comparable funds. The Board reviewed       for a second such mutual fund. The Board
ongoing oversight of the Fund. In their      the performance of the Fund during the        also noted that the performance
deliberations, the Board and the             past one, three and five calendar years       adjustment component of the Fund's
independent trustees did not identify        against the performance of funds advised      advisory fee was the same as the
any particular factor that was               by other advisors with investment             performance adjustment component for one
controlling, and each trustee attributed     strategies comparable to those of the         of these mutual funds, and greater than
different weights to the various             Fund. The Board noted that the Fund's         the performance adjustment component for
factors.                                     performance in such periods was below         the second such mutual fund. The Board
                                             the median performance of such                noted that AIM has agreed to waive
   One of the responsibilities of the        comparable funds. The Board noted that        advisory fees of the Fund, as discussed
Senior Officer of the Fund, who is           AIM has recently made changes to the          below. Based on this review, the Board
independent of AIM and AIM's affiliates,     Fund's portfolio management team, which       concluded that the advisory fee rate for
is to manage the process by which the        appear to be producing encouraging early      the Fund under the Advisory Agreement
Fund's proposed management fees are          results but need more time to be              was fair and reasonable.
negotiated to ensure that they are           evaluated before a conclusion can be
negotiated in a manner which is at arm's     made that the changes have addressed the      o Fees relative to those of comparable
length and reasonable. To that end, the      Fund's under-performance. Based on this       funds with other advisors. The Board
Senior Officer must either supervise a       review, the Board concluded that no           reviewed the advisory fee rate for the
competitive bidding process or prepare       changes should be made to the Fund and        Fund under the Advisory Agreement. The
an independent written evaluation. The       that it was not necessary to change the       Board compared effective contractual
Senior Officer has recommended an            Fund's portfolio management team at this      advisory fee rates at a common asset
independent written evaluation in lieu       time.                                         level and noted that the Fund's rate was
of a competitive bidding process and,                                                      above the median rate of the funds
upon the direction of the Board, has         o The performance of the Fund relative        advised by other advisors with
prepared such an independent written         to indices. The Board reviewed the            investment strategies comparable to
evaluation. Such written evaluation also     performance of the Fund during the past       those of the Fund that the Board
considered certain of the factors            one, three and five calendar years            reviewed. The Board noted that none of
discussed below. In addition, as             against the performance of the Lipper         the advisory fees for these other funds
discussed below, the Senior Officer made     Mid-Cap Value Index.* The Board noted         were structured as fulcrum fees. The
certain recommendations to the Board in      that the Fund's performance in such           Board noted that AIM has agreed to waive
connection with such written evaluation.     periods was below the performance of          advisory fees of the Fund, as discussed
                                             such Index. The Board noted that AIM has      below. Based on this review, the Board
   The discussion below serves as a          recently made changes to the Fund's           concluded that the advisory fee rate for
summary of the Senior Officer's              portfolio management team, which appear       the Fund under the Advisory Agreement
independent written evaluation and           to be producing encouraging early             was fair and reasonable.
recommendations to the Board in              results but need more time to be
connection therewith, as well as a           evaluated before a conclusion can be          o Expense limitations and fee waivers.
discussion of the material factors and       made that the changes have addressed the      The Board noted that AIM has
the conclusions with respect thereto         Fund's under-performance. Based on this       contractually agreed to waive advisory
that formed the basis for the Board's        review, the Board concluded that no           fees to the extent necessary such that
approval of the Advisory Agreement.          changes should be made to the Fund and        the advisory fee AIM receives does not
After consideration of all of the            that it was not necessary to change the       exceed an annual base management fee of
factors below and based on its informed      Fund's portfolio management team at this      1.25%, subject to a maximum annual
business judgment, the Board determined      time.                                         performance adjustment upward or
that the Advisory Agreement is in the                                                      downward of 0.75%, through June 30,
best interests of the Fund and its           o Meeting with the Fund's portfolio           2006. As a result of this waiver, the
shareholders and that the compensation       managers and investment personnel. With       Board noted that the net advisory fees
to AIM under the Advisory Agreement is       respect to the Fund, the Board is             are limited to a maximum of 2.00% and a
fair and reasonable and would have been      meeting periodically with such Fund's         minimum of 0.50%. The Board considered
obtained through arm's length                portfolio managers and/or other               the contractual nature of this fee
negotiations.                                investment personnel and believes that        waiver and noted that it remains in
                                             such individuals are competent and able       effect until June 30, 2006. The Board
o The nature and extent of the advisory      to continue to carry out their                considered the effect this fee waiver
services to be provided by AIM. The          responsibilities under the Advisory           would have on the Fund's estimated
Board reviewed the services to be            Agreement.                                    expenses and concluded that the levels
provided by AIM under the Advisory                                                         of fee waivers/expense limitations for
Agreement. Based on such review, the                                                       the Fund were fair and reasonable.
Board concluded that the range of
services to be provided by AIM under the
Advisory Agreement was appropriate and
that AIM currently is providing services
in accordance with the terms of the
Advisory Agreement.


*The unmanaged Lipper Mid-Cap Value Index represents an average of the performance of the 30 largest mid-capitalization value funds tracked by Lipper, Inc., an independent mutual fund performance monitor.


                                                                     (continued)

AIM OPPORTUNITIES II FUND

o Breakpoints and economies of scale.        the Board that the Board consider             o Other factors and current trends. In
The Board reviewed the structure of the      implementing a process to assist them in      determining whether to continue the
Fund's advisory fee under the Advisory       more closely monitoring the performance       Advisory Agreement for the Fund, the
Agreement, noting that it does not           of the AIM Funds. The Board concluded         Board considered the fact that AIM,
include any breakpoints. The Board           that it would be advisable to implement       along with others in the mutual fund
considered whether it would be               such a process as soon as reasonably          industry, is subject to regulatory
appropriate to add advisory fee              practicable.                                  inquiries and litigation related to a
breakpoints for the Fund or whether, due                                                   wide range of issues. The Board also
to the nature of the Fund and the            o Profitability of AIM and its                considered the governance and compliance
advisory fee structures of comparable        affiliates. The Board reviewed                reforms being undertaken by AIM and its
funds, it was reasonable to structure        information concerning the profitability      affiliates, including maintaining an
the advisory fee without breakpoints.        of AIM's (and its affiliates')                internal controls committee and
Based on this review, the Board              investment advisory and other activities      retaining an independent compliance
concluded that it was not necessary to       and its financial condition. The Board        consultant, and the fact that AIM has
add advisory fee breakpoints to the          considered the overall profitability of       undertaken to cause the Fund to operate
Fund's advisory fee schedule. The Board      AIM, as well as the profitability of AIM      in accordance with certain governance
reviewed the level of the Fund's             in connection with managing the Fund.         policies and practices. The Board
advisory fees, and noted that such fees,     The Board noted that AIM's operations         concluded that these actions indicated a
as a percentage of the Fund's net            remain profitable, although increased         good faith effort on the part of AIM to
assets, would remain constant under the      expenses in recent years have reduced         adhere to the highest ethical standards,
Advisory Agreement because the Advisory      AIM's profitability. Based on the review      and determined that the current
Agreement does not include any               of the profitability of AIM's and its         regulatory and litigation environment to
breakpoints. The Board concluded that        affiliates' investment advisory and           which AIM is subject should not prevent
the Fund's fee levels under the Advisory     other activities and its financial            the Board from continuing the Advisory
Agreement therefore would not reflect        condition, the Board concluded that the       Agreement for the Fund.
economies of scale.                          compensation to be paid by the Fund to
                                             AIM under its Advisory Agreement was not
o Investments in affiliated money market     excessive.
funds. The Board also took into account
the fact that uninvested cash and cash       o Benefits of soft dollars to AIM. The
collateral from securities lending           Board considered the benefits realized
arrangements (collectively, "cash            by AIM as a result of brokerage
balances") of the Fund may be invested       transactions executed through "soft
in money market funds advised by AIM         dollar" arrangements. Under these
pursuant to the terms of an SEC              arrangements, brokerage commissions paid
exemptive order. The Board found that        by the Fund and/or other funds advised
the Fund may realize certain benefits        by AIM are used to pay for research and
upon investing cash balances in AIM          execution services. This research is
advised money market funds, including a      used by AIM in making investment
higher net return, increased liquidity,      decisions for the Fund. The Board
increased diversification or decreased       concluded that such arrangements were
transaction costs. The Board also found      appropriate.
that the Fund will not receive reduced
services if it invests its cash balances     o AIM's financial soundness in light of
in such money market funds. The Board        the Fund's needs. The Board considered
noted that, to the extent the Fund           whether AIM is financially sound and has
invests in affiliated money market           the resources necessary to perform its
funds, AIM has voluntarily agreed to         obligations under the Advisory
waive a portion of the advisory fees it      Agreement, and concluded that AIM has
receives from the Fund attributable to       the financial resources necessary to
such investment. The Board further           fulfill its obligations under the
determined that the proposed securities      Advisory Agreement.
lending program and related procedures
with respect to the lending Fund is in       o Historical relationship between the
the best interests of the lending Fund       Fund and AIM. In determining whether to
and its respective shareholders. The         continue the Advisory Agreement for the
Board therefore concluded that the           Fund, the Board also considered the
investment of cash collateral received       prior relationship between AIM and the
in connection with the securities            Fund, as well as the Board's knowledge
lending program in the money market          of AIM's operations, and concluded that
funds according to the procedures is in      it was beneficial to maintain the
the best interests of the lending Fund       current relationship, in part, because
and its respective shareholders.             of such knowledge. The Board also
                                             reviewed the general nature of the
o Independent written evaluation and         non-investment advisory services
recommendations of the Fund's Senior         currently performed by AIM and its
Officer. The Board noted that, upon          affiliates, such as administrative,
their direction, the Senior Officer of       transfer agency and distribution
the Fund, who is independent of AIM and      services, and the fees received by AIM
AIM's affiliates, had prepared an            and its affiliates for performing such
independent written evaluation in order      services. In addition to reviewing such
to assist the Board in determining the       services, the trustees also considered
reasonableness of the proposed               the organizational structure employed by
management fees of the AIM Funds,            AIM and its affiliates to provide those
including the Fund. The Board noted that     services. Based on the review of these
the Senior Officer's written evaluation      and other factors, the Board concluded
had been relied upon by the Board in         that AIM and its affiliates were
this regard in lieu of a competitive         qualified to continue to provide
bidding process. In determining whether      non-investment advisory services to the
to continue the Advisory Agreement for       Fund, including administrative, transfer
the Fund, the Board considered the           agency and distribution services, and
Senior Officer's written evaluation and      that AIM and its affiliates currently
the recommendation made by the Senior        are providing satisfactory
Officer to                                   non-investment advisory services.

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2005


                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-121.15%

ADVERTISING-1.00%

Arbitron Inc.                                     33,683   $  1,260,081
=======================================================================

AEROSPACE & DEFENSE-1.12%

Precision Castparts Corp.                         29,940      1,417,958
=======================================================================

APPAREL RETAIL-3.67%

Abercrombie & Fitch Co.-Class A                   14,533        755,571
-----------------------------------------------------------------------
American Eagle Outfitters, Inc.                   34,567        814,053
-----------------------------------------------------------------------
bebe stores, inc                                  17,417        246,276
-----------------------------------------------------------------------
Chico's FAS, Inc.(a)                              28,854      1,140,887
-----------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                    31,955        789,288
-----------------------------------------------------------------------
Urban Outfitters, Inc.(a)                         31,476        891,715
=======================================================================
                                                              4,637,790
=======================================================================

APPLICATION SOFTWARE-3.35%

ANSYS, Inc.(a)                                    20,824        775,902
-----------------------------------------------------------------------
Autodesk, Inc.                                    26,175      1,181,278
-----------------------------------------------------------------------
Synopsys, Inc.(a)                                 89,149      1,689,374
-----------------------------------------------------------------------
Transaction Systems Architects, Inc.(a)           21,687        585,766
=======================================================================
                                                              4,232,320
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.79%

Nuveen Investments-Class A                        16,150        653,590
-----------------------------------------------------------------------
SEI Investments Co.                                8,915        345,902
=======================================================================
                                                                999,492
=======================================================================

AUTOMOTIVE RETAIL-1.65%

Advance Auto Parts, Inc.(a)                       33,683      1,263,112
-----------------------------------------------------------------------
CSK Auto Corp.(a)                                 25,074        379,370
-----------------------------------------------------------------------
O'Reilly Automotive, Inc.(a)                      15,712        443,078
=======================================================================
                                                              2,085,560
=======================================================================

BIOTECHNOLOGY-0.80%

Invitrogen Corp.(a)                                7,118        452,634
-----------------------------------------------------------------------
Techne Corp.(a)                                   10,364        561,936
=======================================================================
                                                              1,014,570
=======================================================================

CASINOS & GAMING-1.03%

Boyd Gaming Corp.                                 31,572      1,302,345
=======================================================================

COAL & CONSUMABLE FUELS-0.98%

Natural Resource Partners L.P.                    11,515        609,719
-----------------------------------------------------------------------
Peabody Energy Corp.                               8,001        625,358
=======================================================================
                                                              1,235,077
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


COMMERCIAL PRINTING-0.38%

Harland (John H.) Co.                             11,611   $    482,901
=======================================================================

COMMODITY CHEMICALS-2.18%

Georgia Gulf Corp.                                72,777      2,117,811
-----------------------------------------------------------------------
Westlake Chemical Corp.                           21,690        631,179
=======================================================================
                                                              2,748,990
=======================================================================

COMMUNICATIONS EQUIPMENT-1.34%

Harris Corp.                                      41,277      1,696,485
=======================================================================

COMPUTER HARDWARE-2.89%

Apple Computer, Inc.(a)                           16,107        927,602
-----------------------------------------------------------------------
Dell Inc.(a)                                      26,834        855,468
-----------------------------------------------------------------------
Intergraph Corp.(a)                               38,577      1,866,355
=======================================================================
                                                              3,649,425
=======================================================================

COMPUTER STORAGE & PERIPHERALS-0.80%

Imation Corp.                                     12,571        538,165
-----------------------------------------------------------------------
Western Digital Corp.(a)                          39,062        472,650
=======================================================================
                                                              1,010,815
=======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.45%

Cummins Inc.                                       6,621        565,235
=======================================================================

CONSTRUCTION MATERIALS-3.78%

Eagle Materials Inc.                              12,667      1,348,909
-----------------------------------------------------------------------
Martin Marietta Materials, Inc.                   43,450      3,428,639
=======================================================================
                                                              4,777,548
=======================================================================

CONSUMER ELECTRONICS-0.37%

Harman International Industries, Inc.              4,638        463,151
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.44%

Global Payments Inc.                              12,858        550,965
=======================================================================

DEPARTMENT STORES-1.63%

J.C. Penney Co., Inc.                             17,383        890,010
-----------------------------------------------------------------------
Nordstrom, Inc.                                   33,779      1,170,442
=======================================================================
                                                              2,060,452
=======================================================================

DIVERSIFIED CHEMICALS-1.89%

Eastman Chemical Co.                              39,378      2,077,583
-----------------------------------------------------------------------
PPG Industries, Inc.                               5,090        305,247
=======================================================================
                                                              2,382,830
=======================================================================


                                                SHARES        VALUE
-----------------------------------------------------------------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-1.16%

Dun & Bradstreet Corp. (The)(a)                   11,375   $    720,265
-----------------------------------------------------------------------
Equifax Inc.                                       9,808        338,082
-----------------------------------------------------------------------
West Corp.(a)                                     10,460        412,647
=======================================================================
                                                              1,470,994
=======================================================================

EDUCATION SERVICES-0.63%

Education Management Corp.(a)                     14,874        458,714
-----------------------------------------------------------------------
Universal Technical Institute Inc.(a)             10,556        330,719
=======================================================================
                                                                789,433
=======================================================================

ELECTRIC UTILITIES-0.80%

Edison International                              23,031      1,007,837
=======================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.67%

Amphenol Corp.-Class A                            21,016        840,010
=======================================================================

FOOD RETAIL-0.84%

Whole Foods Market, Inc.                           7,353      1,059,788
=======================================================================

FOOTWEAR-0.67%

K-Swiss Inc.-Class A                              27,740        844,683
=======================================================================

GAS UTILITIES-9.71%

Energen Corp.                                     32,612      1,226,211
-----------------------------------------------------------------------
Equitable Resources, Inc.                         41,703      1,611,821
-----------------------------------------------------------------------
Northwest Natural Gas Co.                         57,194      1,978,912
-----------------------------------------------------------------------
Questar Corp.                                     40,688      3,204,180
-----------------------------------------------------------------------
South Jersey Industries, Inc.                     53,067      1,483,223
-----------------------------------------------------------------------
UGI Corp.                                        116,786      2,756,150
=======================================================================
                                                             12,260,497
=======================================================================

HEALTH CARE DISTRIBUTORS-1.66%

AmerisourceBergen Corp.                           27,405      2,090,179
=======================================================================

HEALTH CARE EQUIPMENT-6.59%

Bard (C.R.), Inc.                                  5,278        329,242
-----------------------------------------------------------------------
Baxter International Inc.                         10,365        396,254
-----------------------------------------------------------------------
Dade Behring Holdings Inc.                        11,899        428,483
-----------------------------------------------------------------------
Edwards Lifesciences Corp.(a)                     32,507      1,345,140
-----------------------------------------------------------------------
Hospira, Inc.(a)                                  51,257      2,042,591
-----------------------------------------------------------------------
Intuitive Surgical, Inc.(a)                       10,940        970,706
-----------------------------------------------------------------------
Mentor Corp.                                      34,182      1,538,190
-----------------------------------------------------------------------
ResMed Inc.(a)                                    19,576        746,433
-----------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                   11,420        520,295
=======================================================================
                                                              8,317,334
=======================================================================

HEALTH CARE FACILITIES-0.86%

LCA-Vision Inc.                                   10,172        427,326
-----------------------------------------------------------------------
Universal Health Services, Inc.-Class B           13,915        655,953
=======================================================================
                                                              1,083,279
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


HEALTH CARE SERVICES-1.65%

Express Scripts, Inc.(a)                           8,994   $    678,238
-----------------------------------------------------------------------
Lincare Holdings Inc.(a)                          14,106        576,230
-----------------------------------------------------------------------
Per-Se Technologies, Inc.(a)                      37,425        831,958
=======================================================================
                                                              2,086,426
=======================================================================

HEALTH CARE SUPPLIES-0.74%

Sybron Dental Specialties, Inc.(a)                21,879        938,609
=======================================================================

HOMEBUILDING-1.91%

Hovnanian Enterprises, Inc.-Class A(a)            12,283        552,612
-----------------------------------------------------------------------
Ryland Group, Inc. (The)                          15,738      1,059,167
-----------------------------------------------------------------------
Toll Brothers, Inc.(a)                            21,578        796,444
=======================================================================
                                                              2,408,223
=======================================================================

HOTELS, RESORTS & CRUISE LINES-0.75%

Choice Hotels International, Inc.                 28,596        946,242
=======================================================================

HOUSEHOLD APPLIANCES-1.48%

Black & Decker Corp. (The)                        22,743      1,867,883
=======================================================================

HOUSEHOLD PRODUCTS-0.21%

Energizer Holdings, Inc.(a)                        5,182        261,639
=======================================================================

HOUSEWARES & SPECIALTIES-1.01%

American Greetings Corp.-Class A                  14,970        377,992
-----------------------------------------------------------------------
Tupperware Corp.                                  39,249        899,980
=======================================================================
                                                              1,277,972
=======================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-0.35%

Administaff, Inc.                                 10,356        438,266
=======================================================================

INDUSTRIAL CONGLOMERATES-2.58%

3M Co.                                            42,799      3,251,868
=======================================================================

INDUSTRIAL MACHINERY-1.57%

Eaton Corp.                                       21,114      1,242,137
-----------------------------------------------------------------------
Ingersoll-Rand Co. Ltd-Class A (Bermuda)          10,176        384,551
-----------------------------------------------------------------------
Nordson Corp.                                      9,419        350,104
=======================================================================
                                                              1,976,792
=======================================================================

INTEGRATED OIL & GAS-0.26%

ConocoPhillips                                     5,088        332,653
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.11%

CenturyTel, Inc.                                  42,973      1,406,506
=======================================================================

INTERNET SOFTWARE & SERVICES-1.56%

EarthLink, Inc.(a)                               127,630      1,405,206
-----------------------------------------------------------------------
United Online, Inc.                               42,276        566,921
=======================================================================
                                                              1,972,127
=======================================================================

LIFE & HEALTH INSURANCE-4.82%

American Equity Investment Life Holding Co.       64,775        753,981
-----------------------------------------------------------------------


                                                SHARES        VALUE
-----------------------------------------------------------------------
LIFE & HEALTH INSURANCE-(CONTINUED)

AmerUs Group Co.                                  19,960   $  1,180,035
-----------------------------------------------------------------------
Prudential Financial, Inc.                        51,628      3,758,002
-----------------------------------------------------------------------
Universal American Financial Corp.(a)             26,642        394,302
=======================================================================
                                                              6,086,320
=======================================================================

MANAGED HEALTH CARE-3.18%

CIGNA Corp.                                       14,488      1,678,725
-----------------------------------------------------------------------
Coventry Health Care, Inc.(a)                     17,550        947,524
-----------------------------------------------------------------------
Humana Inc.(a)                                    10,611        471,022
-----------------------------------------------------------------------
Sierra Health Services, Inc.(a)                    4,791        359,325
-----------------------------------------------------------------------
UnitedHealth Group Inc.                            9,657        559,044
=======================================================================
                                                              4,015,640
=======================================================================

MARINE-0.91%

General Maritime Corp.                            30,826      1,147,652
=======================================================================

MULTI-UTILITIES-1.07%

WPS Resources Corp.                               24,755      1,350,633
=======================================================================

OIL & GAS DRILLING-0.48%

Patterson-UTI Energy, Inc.                        17,657        602,633
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-1.06%

Cal Dive International, Inc.(a)                   12,379        761,804
-----------------------------------------------------------------------
Grant Prideco, Inc.(a)                            14,682        570,983
=======================================================================
                                                              1,332,787
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.82%

Energy Partners, Ltd.(a)                          16,218        411,451
-----------------------------------------------------------------------
Remington Oil & Gas Corp.(a)                      17,856        624,960
=======================================================================
                                                              1,036,411
=======================================================================

OIL & GAS STORAGE & TRANSPORTATION-1.56%

Overseas Shipholding Group, Inc.                  31,476      1,498,258
-----------------------------------------------------------------------
Teekay Shipping Corp.                             11,955        471,505
=======================================================================
                                                              1,969,763
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.45%

Principal Financial Group, Inc.                   11,461        568,809
=======================================================================

PACKAGED FOODS & MEATS-2.23%

Pilgrim's Pride Corp.                             32,185      1,013,184
-----------------------------------------------------------------------
Sanderson Farms, Inc.                              8,836        304,930
-----------------------------------------------------------------------
Seaboard Corp.                                     1,056      1,500,576
=======================================================================
                                                              2,818,690
=======================================================================

PAPER PRODUCTS-1.09%

Georgia-Pacific Corp.                             18,233        593,119
-----------------------------------------------------------------------
MeadWestvaco Corp.                                29,780        780,832
=======================================================================
                                                              1,373,951
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


PERSONAL PRODUCTS-0.45%

Nu Skin Enterprises, Inc.-Class A                 34,126   $    574,682
=======================================================================

PHARMACEUTICALS-0.86%

Allergan, Inc.                                     7,779        694,665
-----------------------------------------------------------------------
Wyeth                                              8,690        387,226
=======================================================================
                                                              1,081,891
=======================================================================

PROPERTY & CASUALTY INSURANCE-4.79%

Ambac Financial Group, Inc.                        9,448        669,769
-----------------------------------------------------------------------
Assured Guaranty Ltd.                             50,304      1,125,804
-----------------------------------------------------------------------
MBIA Inc.                                         38,865      2,263,498
-----------------------------------------------------------------------
W. R. Berkley Corp.                               45,390      1,983,543
=======================================================================
                                                              6,042,614
=======================================================================

REGIONAL BANKS-2.00%

Bank of Hawaii Corp.                               8,687        446,338
-----------------------------------------------------------------------
First Indiana Corp.                               19,001        664,275
-----------------------------------------------------------------------
Westcorp                                          22,551      1,420,939
=======================================================================
                                                              2,531,552
=======================================================================

REINSURANCE-2.91%

Endurance Specialty Holdings Ltd.                 85,311      2,828,913
-----------------------------------------------------------------------
Everest Re Group, Ltd.                             4,955        492,775
-----------------------------------------------------------------------
PXRE Group Ltd. (Bermuda)                         32,275        348,570
=======================================================================
                                                              3,670,258
=======================================================================

RESTAURANTS-0.48%

Jack in the Box Inc.(a)                            9,212        273,596
-----------------------------------------------------------------------
Triarc Cos., Inc.-Class A                         20,102        330,075
=======================================================================
                                                                603,671
=======================================================================

SEMICONDUCTOR EQUIPMENT-1.81%

ATMI, Inc.(a)                                     28,631        781,913
-----------------------------------------------------------------------
Lam Research Corp.(a)                             34,275      1,156,439
-----------------------------------------------------------------------
MEMC Electronic Materials, Inc.(a)                19,576        351,193
=======================================================================
                                                              2,289,545
=======================================================================

SEMICONDUCTORS-3.64%

Altera Corp.(a)                                   16,985        282,800
-----------------------------------------------------------------------
Intel Corp.                                       42,779      1,005,307
-----------------------------------------------------------------------
Linear Technology Corp.                           33,167      1,101,476
-----------------------------------------------------------------------
Maxim Integrated Products, Inc.                   28,117        975,098
-----------------------------------------------------------------------
Microchip Technology Inc.                         24,471        738,290
-----------------------------------------------------------------------
National Semiconductor Corp.                      21,562        487,948
=======================================================================
                                                              4,590,919
=======================================================================

SPECIALIZED CONSUMER SERVICES-1.89%

H&R Block, Inc.                                   43,432      1,079,720
-----------------------------------------------------------------------
Sotheby's Holdings, Inc.-Class A(a)               25,009        389,390
-----------------------------------------------------------------------


                                                SHARES        VALUE
-----------------------------------------------------------------------
SPECIALIZED CONSUMER SERVICES-(CONTINUED)

Weight Watchers International, Inc.(a)            17,477   $    918,766
=======================================================================
                                                              2,387,876
=======================================================================

SPECIALIZED FINANCE-3.01%

Moody's Corp.                                     71,300      3,797,438
=======================================================================

SPECIALTY STORES-0.48%

Michaels Stores, Inc.                             13,531        447,605
-----------------------------------------------------------------------
Movie Gallery, Inc.                               23,319        162,300
=======================================================================
                                                                609,905
=======================================================================

STEEL-0.52%

Commercial Metals Co.                             20,555        653,443
=======================================================================

SYSTEMS SOFTWARE-1.48%

Adobe Systems Inc.                                30,036        968,661
-----------------------------------------------------------------------
McAfee Inc.(a)                                    30,187        906,516
=======================================================================
                                                              1,875,177
=======================================================================

TECHNOLOGY DISTRIBUTORS-0.29%

Arrow Electronics, Inc.(a)                        12,413        366,308
=======================================================================

THRIFTS & MORTGAGE FINANCE-4.81%

Doral Financial Corp.                             78,017        667,826
-----------------------------------------------------------------------
Harbor Florida Bancshares, Inc.                   13,023        460,233
-----------------------------------------------------------------------
IndyMac Bancorp, Inc.                             22,167        827,494
-----------------------------------------------------------------------
MGIC Investment Corp.                             19,960      1,182,430
-----------------------------------------------------------------------
PMI Group, Inc. (The)                             54,890      2,189,013
-----------------------------------------------------------------------
Radian Group Inc.                                 14,298        744,926
=======================================================================
                                                              6,071,922
=======================================================================

TOBACCO-1.94%

Reynolds American Inc.                            19,388      1,647,980
-----------------------------------------------------------------------
UST Inc.                                          19,288        798,330
=======================================================================
                                                              2,446,310
=======================================================================

TRADING COMPANIES & DISTRIBUTORS-0.73%

GATX Corp.                                        24,758        925,206
=======================================================================

TRUCKING-2.08%

CNF Inc.                                          19,273      1,084,492
-----------------------------------------------------------------------
Laidlaw International Inc.                        67,653      1,538,429
=======================================================================
                                                              2,622,921
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $150,845,686)                         152,948,157
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


MONEY MARKET FUNDS-3.54%

Liquid Assets Portfolio-Institutional
  Class(b)                                     2,237,536   $  2,237,536
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(b)    2,237,536      2,237,536
=======================================================================
    Total Money Market Funds (Cost
      $4,475,072)                                             4,475,072
=======================================================================
TOTAL INVESTMENTS-124.69% (Cost $155,320,758)               157,423,229
=======================================================================
OTHER ASSETS LESS LIABILITIES-(24.69%)                      (31,171,561)
=======================================================================
NET ASSETS-100.00%                                         $126,251,668
_______________________________________________________________________
=======================================================================

                                                SHARES
                                                 SOLD
                                                 SHORT
-----------------------------------------------------------------------
SECURITIES SOLD SHORT-21.70%(C)

COMMON STOCKS & OTHER EQUITY INTERESTS-21.70%

AEROSPACE & DEFENSE-0.34%

Cubic Corp.                                       25,800   $    423,378
=======================================================================

AGRICULTURAL PRODUCTS-0.72%

Fresh Del Monte Produce Inc.                      34,800        907,236
=======================================================================

AUTOMOTIVE RETAIL-0.52%

Pep Boys (The)-Manny, Moe & Jack                  47,300        652,740
=======================================================================

BIOTECHNOLOGY-1.12%

Neurocrine Biosciences, Inc.                      20,900      1,103,938
-----------------------------------------------------------------------
NPS Pharmaceuticals, Inc.                         31,500        310,590
=======================================================================
                                                              1,414,528
=======================================================================

COMMERCIAL PRINTING-0.72%

Deluxe Corp.                                      27,200        906,576
=======================================================================

COMPUTER HARDWARE-0.34%

Gateway, Inc.                                    152,200        433,770
=======================================================================

CONSTRUCTION & ENGINEERING-0.93%

Fluor Corp.                                       18,400      1,170,240
=======================================================================

CONSUMER FINANCE-0.91%

SLM Corp.                                         20,800      1,155,024
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.66%

Convergys Corp.                                   51,600        838,500
=======================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-0.58%

Corrections Corp. of America                      18,300        729,804
=======================================================================

DRUG RETAIL-0.62%

CVS Corp.                                         31,900        778,679
=======================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.44%

Mosaic Co. (The)                                  42,500        561,000
=======================================================================

GAS UTILITIES-0.76%

Peoples Energy Corp.                              25,900        963,480
=======================================================================

                                                SHARES
                                                 SOLD
                                                 SHORT        VALUE
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT-0.41%

Conor Medsystems, Inc.                            23,000   $    516,120
=======================================================================

HEALTH CARE SERVICES-0.75%

Eclipsys Corp.                                    47,900        766,400
-----------------------------------------------------------------------
Medco Health Solutions, Inc.                       3,142        177,523
=======================================================================
                                                                943,923
=======================================================================

HOMEFURNISHING RETAIL-1.18%

Cost Plus, Inc.                                   43,200        663,552
-----------------------------------------------------------------------
Pier 1 Imports, Inc.                              79,800        823,536
=======================================================================
                                                              1,487,088
=======================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-0.48%

Hudson Highland Group, Inc.                       25,600        612,608
=======================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.30%

Dynegy Inc.-Class A                               86,200        382,728
=======================================================================

INTERNET SOFTWARE & SERVICES-0.47%

Ariba, Inc.                                       76,700        599,027
=======================================================================

IT CONSULTING & OTHER SERVICES-0.56%

Unisys Corp.                                     138,000        705,180
=======================================================================

MULTI-UTILITIES-0.77%

KeySpan Corp.                                     28,000        967,960
=======================================================================

OIL & GAS REFINING & MARKETING-0.37%

World Fuel Services Corp.                         14,800        472,120
=======================================================================

PHARMACEUTICALS-1.26%

Par Pharmaceutical Cos. Inc.                      20,700        535,716
-----------------------------------------------------------------------
Perrigo Co.                                       78,900      1,054,893
=======================================================================
                                                              1,590,609
=======================================================================

-----------------------------------------------------------------------
                                                SHARES
                                                 SOLD
                                                 SHORT        VALUE

REAL ESTATE-0.81%

Regency Centers Corp.                             18,400   $  1,024,328
=======================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.74%

St. Joe Co. (The)                                 14,100        929,895
=======================================================================

REGIONAL BANKS-0.64%

Signature Bank                                    27,700        803,300
=======================================================================

SEMICONDUCTOR EQUIPMENT-0.80%

Teradyne, Inc.                                    51,900        702,726
-----------------------------------------------------------------------
Tessera Technologies Inc.                         10,900        304,110
=======================================================================
                                                              1,006,836
=======================================================================

SPECIALTY CHEMICALS-0.47%

Cytec Industries Inc.                             14,400        594,720
=======================================================================

SYSTEMS SOFTWARE-0.74%

NetIQ Corp.                                       77,800        932,822
=======================================================================

TOBACCO-0.66%

Universal Corp.                                   22,400        838,656
=======================================================================

TRADING COMPANIES & DISTRIBUTORS-1.01%

Hughes Supply, Inc.                               38,000      1,271,100
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.62%

Crown Castle International Corp.                  32,000        784,640
=======================================================================
    Total Common Stocks & Other Equity
      Interests Securities Sold Short (Total
      Proceeds $27,289,142)                                $ 27,398,615
_______________________________________________________________________
=======================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(c) Collateral on short sales was segregated by the Fund in the amount of $28,018,688 which represents 102.26% of the value of securities sold short.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005

ASSETS:

Investments, at value (cost $150,845,686)      $ 152,948,157
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $4,475,072)                                4,475,072
============================================================
    Total investments (cost $155,320,758)        157,423,229
============================================================
Receivables for:
  Deposits with brokers for securities sold
    short                                         29,448,138
------------------------------------------------------------
  Fund shares sold                                   228,247
------------------------------------------------------------
  Dividends and interest                              65,376
------------------------------------------------------------
  Short stock rebates                                 81,742
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                32,092
------------------------------------------------------------
Other assets                                          19,388
============================================================
    Total assets                                 187,298,212
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                             270,743
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  42,911
------------------------------------------------------------
  Loan outstanding                                33,000,000
------------------------------------------------------------
  Short stock account dividends                       31,284
------------------------------------------------------------
Securities sold short, at market value
  (proceeds $27,289,142)                          27,398,615
------------------------------------------------------------
Accrued interest expense                             133,953
------------------------------------------------------------
Accrued distribution fees                             67,179
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             1,568
------------------------------------------------------------
Accrued transfer agent fees                           23,523
------------------------------------------------------------
Accrued operating expenses                            76,768
============================================================
    Total liabilities                             61,046,544
============================================================
Net assets applicable to shares outstanding    $ 126,251,668
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 271,237,238
------------------------------------------------------------
Undistributed net investment income (loss)           (38,868)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies,
  futures contracts, option contracts and
  securities sold short                         (146,939,695)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and
  securities sold short                            1,992,993
============================================================
                                               $ 126,251,668
____________________________________________________________
============================================================

NET ASSETS:

Class A                                        $  66,246,082
____________________________________________________________
============================================================
Class B                                        $  44,502,501
____________________________________________________________
============================================================
Class C                                        $  15,503,085
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                            3,245,418
____________________________________________________________
============================================================
Class B                                            2,272,336
____________________________________________________________
============================================================
Class C                                              791,533
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $       20.41
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $20.41 divided by
      94.50%)                                  $       21.60
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                      $       19.58
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                      $       19.59
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2005

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $23,755)         $  1,416,183
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       477,629
--------------------------------------------------------------------------
Interest                                                            81,706
--------------------------------------------------------------------------
Short stock rebates                                                410,248
==========================================================================
    Total investment income                                      2,385,766
==========================================================================

EXPENSES:

Advisory fees                                                    1,072,704
--------------------------------------------------------------------------
Administrative services fees                                        50,000
--------------------------------------------------------------------------
Custodian fees                                                      23,845
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          228,256
--------------------------------------------------------------------------
  Class B                                                          522,827
--------------------------------------------------------------------------
  Class C                                                          173,598
--------------------------------------------------------------------------
Interest and line of credit fees                                   601,782
--------------------------------------------------------------------------
Transfer agent fees                                                280,561
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           20,111
--------------------------------------------------------------------------
Dividends on short sales                                           384,500
--------------------------------------------------------------------------
Other                                                              194,885
==========================================================================
    Total expenses                                               3,553,069
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                     (106,651)
==========================================================================
    Net expenses                                                 3,446,418
==========================================================================
Net investment income (loss)                                    (1,060,652)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FUTURES CONTRACTS, OPTION
  CONTRACTS AND SECURITIES SOLD SHORT:

Net realized gain (loss) from:
  Investment securities (includes gains from securities sold
    to affiliates of $1,160,460)                                36,294,485
--------------------------------------------------------------------------
  Foreign currencies                                                62,858
--------------------------------------------------------------------------
  Futures contracts                                                650,040
--------------------------------------------------------------------------
  Option contracts written                                         731,573
--------------------------------------------------------------------------
  Securities sold short                                           (737,346)
==========================================================================
                                                                37,001,610
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (19,398,260)
--------------------------------------------------------------------------
  Foreign currencies                                                    (4)
--------------------------------------------------------------------------
  Futures contracts                                                (87,675)
--------------------------------------------------------------------------
  Option contracts written                                          26,113
--------------------------------------------------------------------------
  Securities sold short                                             65,650
==========================================================================
                                                               (19,394,176)
==========================================================================
Net gain from investment securities, foreign currencies,
  futures contracts, option contracts and securities sold
  short                                                         17,607,434
==========================================================================
Net increase in net assets resulting from operations          $ 16,546,782
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2005 and 2004

                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (1,060,652)   $ (1,875,244)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures contracts, option contracts and
    securities sold short                                       37,001,610      18,831,610
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, futures
    contracts, option contracts and securities sold short      (19,394,176)     (7,010,162)
==========================================================================================
    Net increase in net assets resulting from operations        16,546,782       9,946,204
==========================================================================================
Share transactions-net:
  Class A                                                      (21,934,804)    (15,926,486)
------------------------------------------------------------------------------------------
  Class B                                                      (21,236,137)    (19,693,655)
------------------------------------------------------------------------------------------
  Class C                                                       (6,554,686)     (8,800,002)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (49,725,627)    (44,420,143)
==========================================================================================
    Net increase (decrease) in net assets                      (33,178,845)    (34,473,939)
==========================================================================================

NET ASSETS:

  Beginning of year                                            159,430,513     193,904,452
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(38,868) and $(38,495), respectively)          $126,251,668    $159,430,513
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CASH FLOWS

For the year ended October 31, 2005

CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations        $  16,546,782
---------------------------------------------------------------------------

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS TO NET
  CASH USED IN OPERATIONS:

  Purchases of investments                                     (236,446,232)
---------------------------------------------------------------------------
  Proceeds from disposition of investments                      232,737,407
---------------------------------------------------------------------------
  Proceeds from disposition of short-term investments, net          997,887
---------------------------------------------------------------------------
  Increase in deposits with brokers for securities sold
    short                                                       (25,073,001)
---------------------------------------------------------------------------
  Increase in dividends and interest receivable                     (95,005)
---------------------------------------------------------------------------
  Decrease in other assets                                            8,684
---------------------------------------------------------------------------
  Decrease in call option written                                  (109,675)
---------------------------------------------------------------------------
  Increase in securities sold short                              24,994,200
---------------------------------------------------------------------------
  Decrease in variation margin receivable                            17,250
---------------------------------------------------------------------------
  Increase in accrued expenses and other payables                   149,807
---------------------------------------------------------------------------
  Unrealized appreciation (depreciation) on investment
    securities                                                   19,398,260
---------------------------------------------------------------------------
  Net realized gain from investment securities                  (36,294,485)
===========================================================================
    Net cash provided by (used in) operating activities          (3,168,121)
===========================================================================

CASH USED IN FINANCING ACTIVITIES:

  Net increase in borrowings on line of credit                   33,000,000
---------------------------------------------------------------------------
  Proceeds from shares of beneficial interest sold               17,721,738
---------------------------------------------------------------------------
  Disbursements from shares of beneficial interest
    reacquired                                                  (68,026,173)
===========================================================================
    Net cash provided by (used in) financing activities         (17,304,435)
===========================================================================
Net increase (decrease) in cash and cash equivalents            (20,472,556)
---------------------------------------------------------------------------
Cash and cash equivalents at beginning of period                 24,947,628
===========================================================================
Cash and cash equivalents at end of period                    $   4,475,072
___________________________________________________________________________
===========================================================================
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:

Cash paid during the year for interest was                    $     436,360

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Opportunities II Fund (the "Fund") is a series portfolio of AIM Special Opportunities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income and short stock rebate income are recorded on an accrual basis. Dividend income and dividend expense on short sales are recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

       Cash and cash equivalents in the Statement of Cash Flows are comprised of cash and investments in affiliated money market funds for the purpose of investing daily available cash balances.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. For naked positions there is no ceiling on the ultimate price paid for the securities to cover the short position and therefore, the loss could exceed the amount of proceeds received. The value of the liability for securities sold short fluctuates and could be more or less than the amount recorded in the Statement of Assets and Liabilities.

       The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.

H. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

K. COVERED CALL OPTIONS -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

       A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

       An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options, the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund was unable to close an option it had written, it might be unable to sell the securities used as cover.

L. PUT OPTIONS -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

M. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

N. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays a base management fee calculated at the annual rate of 1.50% of the Fund's average daily net assets. The base management fee will be adjusted on a monthly basis by a calculated rate ("Fee Adjustment Rate), (i) upward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment performance of the Class A shares of the Fund for the previous 12 month period ("Performance Period") exceeds the sum of 2.00% plus the investment record of the S&P MidCap 400 Index for the Performance Period, but shall be capped at 2.50% of the Fund's average daily net assets for the fiscal period, or (ii) downward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment record of the S&P MidCap 400 Index for the Performance Period less 2.00% exceeds the investment performance of the Class A shares of the Fund for the Performance Period, but shall be no less than 0.50% of the average daily net assets for the fiscal period. After the Fee Adjustment Rate is determined, AIM will determine the dollar amount of additional fees or fee reductions to be accrued for each day of a month by multiplying the Fee Adjustment Rate by the average daily net assets of the Fund during the Performance Period and dividing that number by the number of days in the Performance Period. The management fee, as adjusted, is accrued daily and paid monthly. AIM has contractually agreed to waive advisory fees to the extent necessary such that the advisory fee AIM receives does not exceed an annual base management fee of 1.25%, subject to an annual maximum of 0.75% performance adjustment upward or downward, through June 30, 2006 calculated in the same manner as described above. As a result of this waiver, the net advisory fees are limited to a maximum of 2.00% and a minimum of 0.50%.

    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended October 31, 2005, AIM waived fees of $94,525.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended October 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $8,034.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended October 31, 2005, AIM was paid $50,000.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended October 31, 2005, the Fund paid AISI $280,561.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Prior to July 1, 2005, the Fund paid ADI 0.35% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2005, the Class A, Class B and Class C shares paid $228,256, $522,827 and $173,598, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2005, ADI advised the Fund that it retained $11,001 in front-end sales commissions from the sale of Class A shares and $2, $4,299 and $254 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2005.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      10/31/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $12,473,814      $42,247,087       $ (52,483,365)        $   --         $2,237,536      $237,196       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            12,473,814       42,247,087         (52,483,365)            --          2,237,536       240,433           --
==================================================================================================================================
  Total           $24,947,628      $84,494,174       $(104,966,730)        $   --         $4,475,072      $477,629       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2005, the Fund engaged in securities purchases of $1,198,800 and sales of $4,412,848, which resulted in net realized gains of $1,160,460.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended October 31, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $4,092.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2005, the Fund paid legal fees of $3,294 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Effective October 31, 2005, the Fund is a participant in a committed line of credit facility with a syndicate administered by JP Morgan Chase Bank. The Fund may borrow up to the lesser of (i) $250,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.06% on the unused balance of the committed line.

    During the year ended October 31, 2005, the average borrowings for the 147 days the borrowings were outstanding was $33,000,000, with a weighted average interest rate of 3.03% and interest expense of $570,313.

    Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    During the year ended October 31, 2005, the Fund did not borrow or lend under the interfund lending facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--OPTION CONTRACTS WRITTEN

                                       TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS     PUT OPTION CONTRACTS
                                                              ----------------------    ---------------------
                                                              NUMBER OF    PREMIUMS     NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED     CONTRACTS    RECEIVED
-------------------------------------------------------------------------------------------------------------
Beginning of year                                                 695      $ 83,562          --      $     --
-------------------------------------------------------------------------------------------------------------
Written                                                        11,614      1,005,392      2,050       191,130
-------------------------------------------------------------------------------------------------------------
Closed                                                         (2,225)     (213,463)         --            --
-------------------------------------------------------------------------------------------------------------
Exercised                                                      (4,078)     (405,461)       (899)      (83,558)
-------------------------------------------------------------------------------------------------------------
Expired                                                        (6,006)     (470,030)     (1,151)     (107,572)
=============================================================================================================
End of year                                                        --      $     --          --      $     --
_____________________________________________________________________________________________________________
=============================================================================================================

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2005 and 2004.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2005, the components of net assets on a tax basis were as follows:

                                                                  2005
---------------------------------------------------------------------------
Unrealized appreciation -- investments                            1,992,994
---------------------------------------------------------------------------
Temporary book/tax differences                                      (38,868)
---------------------------------------------------------------------------
Capital loss carryforward                                      (146,939,696)
---------------------------------------------------------------------------
Shares of beneficial interest                                   271,237,238
===========================================================================
Total net assets                                              $ 126,251,668
___________________________________________________________________________
===========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation (depreciation) on foreign currencies of $(4).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $36,374,024 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2005 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
October 31, 2009                                               111,385,066
---------------------------------------------------------------------------
October 31, 2010                                                34,956,612
---------------------------------------------------------------------------
October 31, 2011                                                   598,018
===========================================================================
Total capital loss carryforward                               $146,939,696
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2005 was $236,446,233 and $229,581,076, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities
  Investment securities                                           $11,345,052
-------------------------------------------------------------------------------
  Securities sold short                                             2,197,386
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities
  Investment securities                                            (9,242,581)
-------------------------------------------------------------------------------
  Securities sold short                                            (2,306,859)
===============================================================================
Net unrealized appreciation of investment securities              $ 1,992,998
_______________________________________________________________________________
===============================================================================
Cost of investments is the same for tax and financial
statements purposes.
Proceeds from securities sold short is the same for tax and
financial statement purposes.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currencies and net operating losses on October 31, 2005, undistributed net investment income was increased by $1,060,279, undistributed net realized gain (loss) was decreased by $65,138 and shares of beneficial interest decreased by $995,141. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                                       2005(a)                         2004
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        716,139    $ 14,502,505       670,900    $ 12,251,244
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         80,682       1,558,318       198,887       3,508,448
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         97,543       1,877,328       122,489       2,186,895
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         85,324       1,682,893       115,458       2,104,929
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (88,605)     (1,682,893)     (119,114)     (2,104,929)
======================================================================================================================
Reacquired:
  Class A                                                     (1,931,027)    (38,120,202)   (1,682,409)    (30,282,659)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,113,024)    (21,111,562)   (1,207,527)    (21,097,174)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (445,351)     (8,432,014)     (630,921)    (10,986,897)
======================================================================================================================
                                                              (2,598,319)   $(49,725,627)   (2,532,237)   $(44,420,143)
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 13% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distributions, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                            CLASS A
                                                              -------------------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------------
                                                               2005          2004          2003          2002              2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 18.21       $ 17.21       $ 13.70       $ 16.11          $  23.17
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.08)(a)     (0.12)(a)     (0.27)(a)     (0.07)(a)(b)       0.04(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.28          1.12          3.78         (2.34)            (7.10)
=================================================================================================================================
    Total from investment operations                             2.20          1.00          3.51         (2.41)            (7.06)
=================================================================================================================================
Net asset value, end of period                                $ 20.41       $ 18.21       $ 17.21       $ 13.70          $  16.11
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                 12.08%         5.81%        25.62%       (14.96)%          (30.47)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $66,246       $79,680       $90,696       $90,696          $155,356
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (including interest
  expense and dividends on short sale expense):
  With fee waivers and/or expense reimbursements                 2.10%(d)      1.27%         2.45%         1.18%             1.33%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.17%(d)      1.29%         2.45%         1.28%             1.43%
=================================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense and dividends on short sale expense):
  With fee waivers and/or expense reimbursements                 1.40%(d)      1.20%         2.30%         1.07%             1.24%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.47%(d)      1.22%         2.30%         1.17%             1.34%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.41)%(d)    (0.69)%       (1.82)%       (0.44)%(b)         0.20%
=================================================================================================================================
Ratio of interest expense and dividends on short sale
  expense to average net assets(e)                               0.70%(d)      0.07%         0.15%         0.11%             0.09%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                           174%          107%          216%          203%              289%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $71,882,877.
(e) Ratio includes interest expense and fees on the committed line of credit.

                                                                                            CLASS B
                                                              ------------------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------------
                                                               2005          2004          2003          2002              2001
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 17.59       $ 16.73       $ 13.41       $ 15.89         $  23.02
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.21)(a)     (0.23)(a)     (0.36)(a)     (0.18)(a)(b)     (0.11)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.20          1.09          3.68         (2.30)           (7.02)
================================================================================================================================
    Total from investment operations                             1.99          0.86          3.32         (2.48)           (7.13)
================================================================================================================================
Net asset value, end of period                                $ 19.58       $ 17.59       $ 16.73       $ 13.41         $  15.89
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                                 11.31%         5.14%        24.76%       (15.61)%         (30.97)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $44,503       $59,702       $75,639       $75,250         $124,588
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets (including interest
  expense and dividends on short sale expense):
  With fee waivers and/or expense reimbursements                 2.78%(d)      1.92%         3.10%         1.93%            2.10%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.85%(d)      1.94%         3.10%         1.93%            2.10%
================================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense and dividends on short sale expense):
  With fee waivers and/or expense reimbursements                 2.08%(d)      1.85%         2.95%         1.82%            2.00%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.15%(d)      1.87%         2.95%         1.82%            2.00%
================================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.09)%(d)    (1.34)%       (2.47)%       (1.19)%(b)       (0.57)%
================================================================================================================================
Ratio of interest expense and dividends on short sale
  expense to average net assets(e)                               0.70%(d)      0.07%         0.15%         0.11%            0.09%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                           174%          107%          216%          203%             289%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $52,282,683.
(e) Ratio includes interest expense and fees on the committed line of credit.

                                                                                           CLASS C
                                                              ------------------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------------
                                                               2005          2004          2003          2002             2001
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 17.60       $ 16.73       $ 13.41       $ 15.89          $ 23.02
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.21)(a)     (0.23)(a)     (0.36)(a)     (0.18)(a)(b)     (0.11)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.20          1.10          3.68         (2.30)           (7.02)
================================================================================================================================
    Total from investment operations                             1.99          0.87          3.32         (2.48)           (7.13)
================================================================================================================================
Net asset value, end of period                                $ 19.59       $ 17.60       $ 16.73       $ 13.41          $ 15.89
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                                 11.31%         5.20%        24.76%       (15.61)%         (30.97)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $15,503       $20,048       $27,570       $29,798          $51,412
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets (including interest
  expense and dividends on short sale expense):
  With fee waivers and/or expense reimbursements                 2.78%(d)      1.92%         3.10%         1.93%            2.10%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.85%(d)      1.94%         3.10%         1.93%            2.10%
================================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense and dividends on short sale expense):
  With fee waivers and/or expense reimbursements                 2.08%(d)      1.85%         2.95%         1.82%            2.00%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.15%(d)      1.87%         2.95%         1.82%            2.00%
================================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.09)%(d)    (1.34)%       (2.47)%       (1.19)%(b)       (0.57)%
================================================================================================================================
Ratio of interest expense and dividends on short sale
  expense to average net assets(e)                               0.70%(d)      0.07%         0.15%         0.11%            0.09%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                           174%          107%          216%          203%             289%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $17,359,795.
(e) Ratio includes interest expense and fees on the committed line of credit.

NOTE 14--CHANGE IN INDEPENDENT PUBLIC ACCOUNTING FIRM

On June 29, 2005, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending October 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. For the prior fiscal year, Ernst & Young ("E&Y") was the Fund's independent registered public accounting firm. On June 29, 2005, the Trust obtained a formal resignation from E&Y as the independent registered public accounting firm of the Fund.

    E&Y's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period E&Y was engaged, there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to E&Y's satisfaction, would have caused E&Y to make reference to that matter in connection with such reports.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

    On June 13, 2005, the MDL Court (as defined below) issued a Conditional Transfer Order transferring this lawsuit to the MDL Court, which Conditional Transfer Order was finalized on October 19, 2005. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Special Opportunities Funds and Shareholders of AIM Opportunities II Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of AIM Opportunities II Fund (one of the funds constituting AIM Special Opportunities Funds, hereafter referred to as the "Fund") at October 31, 2005, and the results of its operations, the changes in its net assets, its cash flows and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended October 31, 2004 and the financial highlights for each of the periods ended on or before October 31, 2004 were audited by another independent registered public accounting firm whose report, dated December 15, 2004, expressed an unqualified opinion on those statements.

/s/ PRICEWATERHOUSECOOPERS LLP

December 19, 2005
Houston, Texas

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of October 31, 2005



The address of each trustee and officer of AIM Special Opportunities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1998           Director and Chairman, A I M Management    None
   Trustee, Vice Chair,                           Group Inc. (financial services holding
   Principal Executive Officer                    company); Director and Vice Chairman,
   and President                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.
   President                                      (financial services holding company);
                                                  Director and President, A I M Advisors,
                                                  Inc. (registered investment advisor);
                                                  Director, A I M Capital Management, Inc.
                                                  (registered investment advisor) and
                                                  A I M Distributors, Inc. (registered
                                                  broker dealer); Director and Chairman,
                                                  AIM Investment Services, Inc.
                                                  (registered transfer agent), Fund
                                                  Management Company (registered broker
                                                  dealer) and INVESCO Distributors, Inc.
                                                  (registered broker dealer); and Chief
                                                  Executive Officer, AMVESCAP PLC -- AIM
                                                  Division (parent of AIM and a global
                                                  investment management firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and Chairman,
                                                  AIM Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1998           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1998           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1998           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of October 31, 2005



The address of each trustee and officer of AIM Special Opportunities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1998           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc. (financial services holding
   Chief Compliance Officer                       company); Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President and                      Assistant General Counsel, ICON
   Senior Officer                                 Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; Senior Vice President
                                                  and General Counsel, Liberty Funds
                                                  Group, LLC; Vice President, A I M
                                                  Distributors, Inc.; and Director and
                                                  General Counsel, Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President, Principal                      Advisors, Inc.
   Financial Officer and
   Treasurer                                      Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, and Senior
                                                  Investment Officer, A I M Capital
                                                  Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2004           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street            & Frankel LLP            P.O. Box 4739            225 Franklin Street
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
                              Americas
                              New York, NY 10036-2714


U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended January 31, 2005, April 30, 2005, July 31, 2005 and October 31, 2005 are 39.23%, 31.22%, 0.90%, and 2.78%, respectively.

     DOMESTIC EQUITY                              SECTOR EQUITY                               AIM ALLOCATION SOLUTIONS

AIM Aggressive Growth Fund                   AIM Advantage Health Sciences Fund          AIM Conservative Allocation Fund
AIM Basic Balanced Fund*                     AIM Energy Fund                             AIM Growth Allocation Fund(2)
AIM Basic Value Fund                         AIM Financial Services Fund                 AIM Moderate Allocation Fund
AIM Blue Chip Fund                           AIM Global Health Care Fund                 AIM Moderate Growth Allocation Fund
AIM Capital Development Fund                 AIM Global Real Estate Fund                 AIM Moderately Conservative Allocation Fund
AIM Charter Fund                             AIM Gold & Precious Metals Fund
AIM Constellation Fund                       AIM Leisure Fund
AIM Diversified Dividend Fund                AIM Multi-Sector Fund
AIM Dynamics Fund                            AIM Real Estate Fund(1)                          DIVERSIFIED PORTFOLIOS
AIM Large Cap Basic Value Fund               AIM Technology Fund
AIM Large Cap Growth Fund                    AIM Utilities Fund                          AIM Income Allocation Fund
AIM Mid Cap Basic Value Fund                                                             AIM International Allocation Fund
AIM Mid Cap Core Equity Fund(1)
AIM Mid Cap Growth Fund                           FIXED INCOME
AIM Opportunities I Fund
AIM Opportunities II Fund                    TAXABLE
AIM Opportunities III Fund
AIM Premier Equity Fund                      AIM Floating Rate Fund
AIM S&P 500 Index Fund                       AIM High Yield Fund
AIM Select Equity Fund                       AIM Income Fund
AIM Small Cap Equity Fund                    AIM Intermediate Government Fund
AIM Small Cap Growth Fund(1)                 AIM Limited Maturity Treasury Fund
AIM Small Company Growth Fund                AIM Money Market Fund
AIM Summit Fund                              AIM Short Term Bond Fund
AIM Trimark Endeavor Fund                    AIM Total Return Bond Fund
AIM Trimark Small Companies Fund             Premier Portfolio
AIM Weingarten Fund                          Premier U.S. Government Money Portfolio

                                             TAX-FREE

     INTERNATIONAL/GLOBAL EQUITY             AIM High Income Municipal Fund(1)
                                             AIM Municipal Bond Fund
AIM Asia Pacific Growth Fund                 AIM Tax-Exempt Cash Fund
AIM Developing Markets Fund                  AIM Tax-Free Intermediate Fund
AIM European Growth Fund                     Premier Tax-Exempt Portfolio
AIM European Small Company Fund(1)
AIM Global Aggressive Growth Fund            ===================================================================================
AIM Global Equity Fund                       CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR
AIM Global Growth Fund                       THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL
AIM Global Value Fund                        ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
AIM International Core Equity Fund           ===================================================================================
AIM International Growth Fund
AIM International Small Company Fund(1)
AIM Trimark Fund

*Domestic equity and income fund

(1) This fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the fund, please see the appropriate prospectus.

(2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after January 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $129 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $381 billion in assets under management. Data as of September 30, 2005.


AIMinvestments.com                  OPP2-AR-1           A I M Distributors, Inc.


                                YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
--------------------------------------------------------------------------------
Mutual    Retirement    Annuities  College    Separately  Offshore    Cash           [AIM INVESTMENTS LOGO APPEARS HERE]
Funds     Products                 Savings    Managed     Products    Management           --Registered Trademark--
                                   Plans      Accounts
--------------------------------------------------------------------------------

                                                      AIM OPPORTUNITIES III FUND
                                 Annual Report to Shareholders o October 31,2005


                                 [COVER IMAGE]


          YOUR GOALS. OUR SOLUTIONS.         [AIM INVESTMENTS LOGO APPEARS HERE]
           --Registered Trademark--               --Registered Trademark--

AIM OPPORTUNITIES III FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of October 31, 2005, and is based on total net assets.


ABOUT SHARE CLASSES                          o The unmanaged MSCI WORLD INDEX is a        The Fund provides a complete list of its
                                             group of global securities tracked by        holdings four times in each fiscal year,
o Class B shares are not available as an     Morgan Stanley Capital International.        at the quarter-ends. For the second and
investment for retirement plans maintained                                                fourth quarters, the lists appear in the
pursuant to Section 401 of the Internal      o The unmanaged LIPPER LARGE-CAP CORE FUND   Fund's semiannual and annual reports to
Revenue Code, including 401(k) plans,        INDEX represents an average of the           shareholders. For the first and third
money purchase pension plans and profit      performance of the 30 largest                quarters, the Fund files the lists with
sharing plans. Plans that had existing       large-capitalization core equity funds       the Securities and Exchange Commission
accounts invested in Class B shares prior    tracked by Lipper, Inc., an independent      (SEC) on Form N-Q. The most recent list of
to September 30, 2003, will continue to be   mutual fund performance monitor.             portfolio holdings is available at
allowed to make additional purchases.                                                     AIMinvestments.com. From our home page,
                                             o The Fund is not managed to track the       click on Products & Performance, then
PRINCIPAL RISKS OF INVESTING IN THE FUND     performance of any particular index,         Mutual Funds, then Fund Overview. Select
                                             including the indexes defined here, and      your Fund from the drop-down menu and
o The Fund may invest up to 25% of its       consequently, the performance of the Fund    click on Complete Quarterly Holdings.
assets in the securities of non-U.S.         may deviate significantly from the           Shareholders can also look up the Fund's
issuers. International investing presents    performance of the indexes.                  Forms N-Q on the SEC's Web site at
certain risks not associated with                                                         sec.gov. And copies of the Fund's Forms
investing solely in the United States.       o A direct investment cannot be made in an   N-Q may be reviewed and copied at the
These include risks relating to              index. Unless otherwise indicated, index     SEC's Public Reference Room at 450 Fifth
fluctuations in the value of the U.S.        results include reinvested dividends, and    Street, N.W., Washington, D.C. 20549-0102.
dollar relative to the values of other       they do not reflect sales charges.           You can obtain information on the
currencies, the custody arrangements made    Performance of an index of funds reflects    operation of the Public Reference Room,
for the Fund's foreign holdings,             fund expenses; performance of a market       including information about duplicating
differences in accounting, political risks   index does not.                              fee charges, by calling 202-942-8090 or
and the lesser degree of public                                                           800-732-0330,or by electronic request at
information required to be provided by       OTHER INFORMATION                            the following e-mail address:
non-U.S. companies.                                                                       publicinfo@sec.gov. The SEC file numbers
                                             o The returns shown in management's          for the Fund are 811-08697 and 333-47949.
o Leveraging and short-selling, along with   discussion of Fund performance are based
other hedging strategies, present higher     on net asset values calculated for           A description of the policies and
risks, but also offer greater potential      shareholder transactions. Generally          procedures that the Fund uses to determine
rewards. Since stock prices can rise         accepted accounting principles require       how to vote proxies relating to portfolio
without limit, short sales are riskier       adjustments to be made to the net assets     securities is available without charge,
because of unlimited exposure to loss        of the Fund at period end for financial      upon request, from our Client Services
until the position is covered. The Fund,     reporting purposes, and as such, the net     department at 800-959-4246 or on the AIM
which is not a complete investment           asset values for shareholder transactions    Web site, AIMinvestments.com. On the home
program, may not be appropriate for all      and the returns based on those net asset     page, scroll down and click on AIM Funds
investors. There is no guarantee that the    values may differ from the net asset         Proxy Policy. The information is also
Fund managers' investment strategies will    values and returns reported in the           available on the Securities and Exchange
help investors attain their goals. Please    Financial Highlights.                        Commission's Web site, sec.gov.
see the prospectus for more information
about specific investment strategies and     o Industry classifications used in this      Information regarding how the Fund voted
risks.                                       report are generally according to the        proxies related to its portfolio
                                             Global Industry Classification Standard,     securities during the 12 months ended June
o The Fund is nondiversified, which          which was developed by and is the            30, 2005,is available at our Web site. Go
increases risks as well as potential         exclusive property and a service mark of     to AIMinvestments.com, access the About Us
rewards.                                     Morgan Stanley Capital International Inc.    tab, click on Required Notices and then
                                             and Standard & Poor's.                       click on Proxy Voting Activity. Next,
ABOUT INDEXES USED IN THIS REPORT                                                         select the Fund from the drop-down menu.
                                                                                          The information is also available on the
o The unmanaged Standard & Poor's                                                         Securities and Exchange Commission's Web
Composite Index of 500 Stocks (the S&P 500                                                site, sec.gov.
--Registered Trademark--INDEX) is an
index of common stocks frequently used as                                                 ==========================================
a general measure of U.S. stock market
performance.                                                                              FUND NASDAQ SYMBOLS

                                                                                          Class A Shares                    LCPAX
                                                                                          Class B Shares                    LCPBX
                                                                                          Class C Shares                    LCPCX

======================================================================================    ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
======================================================================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMinvestments.com

AIM OPPORTUNITIES III FUND


                    DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                    The fiscal year covered by this report was quite good to
                    equity investors. Domestically, the broad-based S&P 500
    [GRAHAM         Index returned 8.72%. Globally, Morgan Stanley's MSCI World
     PHOTO]         Index rose 13.27%. Much of this good performance, though,
                    was attained early in the fiscal year as virtually every equity index declined during October of 2005. Concern about the inflationary potential of rising energy costs was frequently cited as a major cause of market weakness.

                       Within the indexes, there was considerable variability in
                    the performance of different sectors and markets.
                    Domestically, energy sector performance far outpaced that of
ROBERT H. GRAHAM    the other sectors in the S&P 500 Index, reflecting rising
                    oil and gas prices. Overseas, emerging markets produced more attractive results than did developed markets, at least in part because emerging markets tend to be more closely tied to the performance of natural resources and commodities.

                       One could make a strong argument for global
                    diversification of a stock portfolio using the performance data for the fiscal year ended October 31, 2005. Of course, your financial advisor is the person most qualified to help you decide whether such diversification is appropriate for you.
   [WILLIAMSON
      PHOTO]           For a discussion of the specific market conditions that
                    affected your Fund and how your Fund was managed during the fiscal year, please turn to Page 3.

                    NEW INFORMATION IN THIS REPORT

                    We would like to call your attention to two new elements in this report. First, on Page 2, is a message from Bruce
MARK H. WILLIAMSON  Crockett, the independent Chair of the Board of Trustees of the AIM Funds. We first introduced you to Mr. Crockett in the annual report on your Fund dated October 31, 2004. Mr. Crockett has been on our Funds' Board since 1992; he assumed his responsibilities as Chair in October 2004.

                       Mr. Crockett plans to keep AIM shareholders informed of
                    the work of the Board regularly via letters in the Fund reports. We certainly think this is a valuable addition to the reports. The Board is charged with looking out for the interests of shareholders, and Mr. Crockett's letter provides insight into some of the many issues the Board addresses in governing your Fund.

                       One of the most important decisions the Board makes each
                    year is whether to approve the advisory agreement your Fund has with AIM. Essentially, this agreement hires AIM to manage the assets in your Fund. A discussion of the factors the Board considered in reviewing the agreement is the second new element in the report, and we encourage you to read it. It appears on Pages 8 and 9.

                       Further information about the markets, your Fund, and
                    investing in general is always available on our widely acclaimed Web site, AIMinvestments.com. We invite you to visit it frequently.

                       We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM        /s/ MARK H. WILLIAMSON

                    Robert H. Graham            Mark H. Williamson
                    President & Vice Chair,     President, A I M Advisors, Inc.
                    AIM Funds

                    December 15, 2005

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM OPPORTUNITIES III FUND


                    DEAR AIM FUNDS SHAREHOLDERS:

                    As independent Chair of the Board of Trustees of the AIM Funds, I'm writing to report on the work being done by your Board.
   [CROCKETT
     PHOTO]            At our most recent meeting in June 2005, your Board
                    approved voluntary fee reductions from A I M Advisors, Inc.
                    (AIM) that save shareholders approximately $20.8 million annually, based on asset levels as of March 31, 2005. The majority of these expense reductions, which took effect July 1, 2005, will be achieved by a permanent reduction to 0.25% of the Rule 12b-1 fees on Class A and Class A3 shares of those AIM Funds that previously charged these fees at a higher rate.

                       Our June meeting, which was the culmination of more than
BRUCE L. CROCKETT   two and one-half months of review and discussions, took
                    place over a three-day period. The meeting included your Board's annual comprehensive evaluation of each fund's advisory agreement with AIM. After this evaluation, in which questions about fees, performance and operations were addressed by AIM, your Board approved all advisory agreements for the year beginning July 1, 2005. You can find information on the factors considered and conclusions reached by your Board in its evaluation of each fund's advisory agreement at AIMinvestments.com. (Go to "Products &
                    Performance" and click on "Investment Advisory Agreement
                    Renewals.") The advisory agreement information about your Fund is also included in this annual report on Pages 8 and
                    9. I encourage you to review it.

                       Together with monitoring fund expenses, fund performance
                    is your Board's priority. Our initial goal is to work with AIM to bring about improvement in every AIM Fund that has been underperforming its category.

                       Your Board has a well-defined process and structure for
                    monitoring all funds and identifying and assisting AIM in improving underperforming funds. Our Investments Committee--which functions along with Audit, Governance, Valuation and Compliance Committees--is the only one of these five standing committees to include all 14 independent Board members. Further, our Investments Committee is divided into three underlying subcommittees, each responsible for, among other things, reviewing the performance, fees and expenses of the funds that have been assigned to it.

                       At subcommittee meetings, held throughout the year, the
                    performance of every AIM Fund is evaluated. If a fund has underperformed its peer group for a meaningful period, we work closely with AIM to discover the causes and help develop the right responses. In some cases, AIM may determine that a change in portfolio management strategy or portfolio managers is required. In other cases, where a fund no longer seems viable, it may be merged with a similar fund, being careful to consider the needs of all shareholders affected by the decision. Following AIM's recommendation and your Board's approval, eight funds were recently merged.

                       Be assured that your Board is working closely with the
                    management of AIM to help you reach your investment goals. Should you or your advisor have questions or comments about the governance of AIM Funds, I invite you to write to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston, TX 77046. Your Board looks forward to keeping you informed about the governance of your funds.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    December 15, 2005

AIM OPPORTUNITIES III FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE




                                                                                          cial strength, etc., identify companies as
========================================================================================  probable strong performers.
PERFORMANCE SUMMARY
                                             ===========================================  o We measure each candidate for the
During the Fund's fiscal year, changes       FUND VS. INDEXES                             portfolio against these qualities to
were made to your Fund's management team                                                  identify companies we believe may increase
with the intention of improving long-term    TOTAL RETURNS, 10/31/04-10/31/05, EXCLUDING  in value in the next six to 12 months
performance. This report is addressed to     APPLICABLE SALES CHARGES. IF SALES CHARGES   (long positions) or decrease in value over
you by the new team, Derek Izuel (lead       WERE INCLUDED, RETURNS WOULD BE LOWER.       that period (short positions). Short
manager) and Duy Nguyen, assisted by the                                                  selling is used to capitalize on an
Global Quantitative Strategies Team. While   Class A Shares                       5.33%   expected decline in a security's price.
we continue to manage the Fund with the      Class B Shares                       4.74
same overriding investment objective of      Class C Shares                       4.74    o Long positions exhibit the best earnings
long-term growth of capital, the Fund's      S&P 500 Index (Broad Market                  growth potential and least potential for
strategy has been changed to a core style.   and Style-specific Index)            8.72    earnings disappointments in our opinion;
We employ a multi-step, quantitative         Lipper Large-Cap Core Fund Index             short positions generally exhibit the
process to construct the Fund. We believe    (Peer Group Index)                   8.67    opposite traits.
shareholders will benefit from the changes
because we believe our investment strategy   SOURCE: LIPPER, INC.                         RISK MANAGEMENT:
and process can potentially produce          ===========================================
long-term risk-adjusted performance                                                       o Our risk model looks at how these
results that meet shareholder                because the positive contribution of the     companies perform in response to changes
expectations.                                Fund's energy holdings was relatively        in economic factors such as inflation,
                                             small compared to the index. The energy      industrial production, the price of oil,
   For the fiscal year ended October 31,     sector experienced considerable growth       and so on. Such changes will have positive
2005, the Fund underperformed the U.S.       during the year, and our model, which        impact on some companies and negative
stock market, as represented by the S&P      focuses on long-term rather than             impact on others.
500 Index. This index includes primarily     short-term results, did not focus on the
large-cap stocks, as does the Fund. The      high volatility energy stocks that led to    o Given the push/pull of these risk
underperformance occurred in part            the sector appreciation in the industry.     factors, we try to reduce the Fund's
                                                                                          overall risk by pairing stocks that
                                                Your Fund's long-term performance is      benefit from an improvement in a certain
                                             shown on Pages 6 and 7 of this report.       factor with those that benefit from
========================================================================================  worsening in that same factor. Our goal is for the Fund to benefit whichever way the
HOW WE INVEST                                domestic large-cap stocks. It has two main   market moves.
                                             components:
We have developed a quantitative                                                             We consider selling or reducing our
investment process based on tenets of        STOCK SELECTION:                             position in a particular security when:
mathematics, statistics and behavioral
finance focusing on U.S.                     o We believe certain qualities, such as      o The stock no longer exhibits
                                             growth and stability of earnings,            characteristics that drive performance.
                                             profitability, finan-
                                                                                          o Holding the security adds too much
                                                                                          additional risk to the overall portfolio.

                                                                                                                         (continued)
==========================================   ===========================================  ==========================================
PORTFOLIO COMPOSITION                        TOP 10 LONG POSITIONS*                       TOP 5 SHORT POSITIONS

By sector; long and short holdings           1. Exxon Mobil Corp.                3.0%     1. Hawaiian Electric                 1.4%
                                             2. Microsoft Corp.                  2.9         Industries, Inc.
Information Technology              21.7%    3. Moody's Corp.                    2.7      2. Fifth Third Bancorp               1.3
Financials                          19.5     4. Prudential Financial, Inc.       2.5      3. Deluxe Corp.                      1.2
Health Care                         16.5     5. 3M Co.                           2.3      4. Neurocrine Biosciences, Inc.      1.0
Consumer Staples                     9.3     6. Bank of America Corp.            2.3      5. Peoples Energy Corp.              1.0
Industrials                          8.8     7. General Electric Co.             2.3
Utilities                            7.9     8. UGI Corp.                        2.2      TOTAL NET ASSETS           $84.9 MILLION
Energy                               6.5     9. Johnson & Johnson                2.2
Consumer Discretionary               5.5    10. UnitedHealth Group Inc.          2.0      TOTAL NUMBER OF LONG HOLDINGS*       152
Telecommunication Services           2.8
Materials                            2.4                                                  TOTAL NUMBER OF SHORT HOLDINGS        36
Money Market Funds Plus
Other Assets less Liabilities       -0.9

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.
==========================================   ===========================================  ==========================================

AIM OPPORTUNITIES III FUND

MARKET CONDITIONS AND YOUR FUND              because it ranked positively against         THE VIEWS AND OPINIONS EXPRESSED IN
                                             certain criteria we consider important for   MANAGEMENT'S DISCUSSION OF FUND
Despite widespread concern about the         success in the financial sector, such as     PERFORMANCE ARE THOSE OF A I M ADVISORS,
potential impact of rising short-term        strong cash flow, return on invested         INC. THESE VIEWS AND OPINIONS ARE SUBJECT
interest rates and historically high         capital (ROI) and persistent positive        TO CHANGE AT ANY TIME BASED ON FACTORS
energy prices, the U.S. economy expanded,    earnings revisions. The fact that the        SUCH AS MARKET AND ECONOMIC CONDITIONS.
inflation remained contained and corporate   company maintained these high levels of      THESE VIEWS AND OPINIONS MAY NOT BE RELIED
profits generally rose during the fiscal     cash flow and ROI drove earnings even        UPON AS INVESTMENT ADVICE OR
year covered by this report. Late in the     higher, increasing the value of its stock.   RECOMMENDATIONS, OR AS AN OFFER FOR A
year, higher energy prices and rising                                                     PARTICULAR SECURITY. THE INFORMATION IS
interest rates threatened to crimp           o DELL, the world's top direct-sale          NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF
consumer spending, which accounts for        computer vendor, was purchased based on      ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR
approximately two-thirds of the U.S.         criteria including a strong balance sheet    THE FUND. STATEMENTS OF FACT ARE FROM
economy.                                     and asset growth, strong ROI and cash        SOURCES CONSIDERED RELIABLE, BUT A I M
                                             flow, and positive earnings revisions.       ADVISORS, INC. MAKES NO REPRESENTATION OR
   There was wide variance in corporate      Dell's stock began declining after its       WARRANTY AS TO THEIR COMPLETENESS OR
profits during the fiscal year. Rising       earnings report for the second quarter of    ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE
prices caused many companies in the energy   2005 met expectations but predicted slower   IS NO GUARANTEE OF FUTURE RESULTS, THESE
and utilities sectors to report record       growth ahead. During the third quarter,      INSIGHTS MAY HELP YOU UNDERSTAND OUR
earnings and profits, while profits of       Dell emphasized market share over            INVESTMENT MANAGEMENT PHILOSOPHY.
companies that use a lot of energy, such     profitability in its consumer pricing
as chemical companies and airlines, were     strategy and missed its quarterly revenue           See important Fund and index
depressed. Not surprisingly, energy and      estimates, and its stock dropped further.          disclosures inside front cover.
utilities stocks led the market with         We trimmed our position to reflect reduced
strong double-digit returns. Consumer        expectations, but did not exit entirely                        DEREK S. IZUEL,
discretionary and telecommunications         because the drivers of Dell's probable          [IZUEL         Chartered Financial
services stocks declined for the fiscal      longer-term performance still looked            PHOTO]         Analyst, senior
year.                                        reasonable.                                                    portfolio manager, is
                                                                                                            lead portfolio manager
   Our philosophy is to remain fairly        IN CLOSING                                 of AIM Opportunities III Fund. Mr. Izuel
sector neutral relative to the Fund's                                                   began his investment career in 1997. He
benchmark and avoid over- and underweights   Our investment discipline is focused on    received a B.A. in computer science from
in any particular sector. During the         seeking consistent and strong              the University of California-Berkeley and
Fund's fiscal year, holdings in the          risk-adjusted returns for shareholders by  an M.B.A. from the University of Michigan.
materials sector produced especially         adhering to our disciplined quantitative
strong results relative to those of the      investment process for a period of                             DUY NGUYEN, Chartered
benchmark. Materials was one of the          years--not months. We believe this             [NGUYEN         Financial Analyst,
strongest sectors in the market this year,   long-term investment horizon enables us to      PHOTO]         portfolio manager, is
due to rapid growth in emerging markets,     potentially capitalize on the                                  a manager of AIM
the primary customer for commodities and     opportunities created by normal market                         Opportunities III
natural resources. Holdings in financials    volatility, and we realize that short-term Fund. Mr. Nguyen joined AIM in 2000. He
and industrials also outperformed the        results may lag the market. Having         received a B.B.A. from the University of
benchmark's results for those sectors. The   recently taken over management of the      Texas.
Fund underperformed the index in the         Fund, we encourage shareholders to avoid
consumer discretionary sector, which was a   placing undue emphasis on short-term       Assisted by the Global Quantitative
detracting sector for both.                  relative performance and instead measure   Strategies Team
                                             the success of our investment process over
   During this fiscal year, we used          long-term time periods.                              [RIGHT ARROW GRAPHIC]
leverage to offset the market risk of
short positions, so that together, their        We thank you for your continued         FOR A PRESENTATION OF YOUR FUND'S
impact on Fund performance was very small.   investment in the Fund. We believe the     LONG-TERM PERFORMANCE, PLEASE SEE PAGES 6
                                             Fund is an attractive option for investors AND 7.
   We believe stocks exhibit certain         seeking a large-cap core investment with
qualities that identify them as probable     the ability to use sophisticated
strong performers. Different qualities may   investment techniques, which may limit
have more significance in some industries    volatility, improve performance and expand
than in others as we evaluate stocks for     the investable universe beyond those of
purchase or sale, as illustrated in the      traditional mutual funds.
examples below.

o MOODY'S CORPORATION, a publisher of
credit ratings and other financial
information on commercial and government entities, was among the Fund's top contributors during the year. We originally purchased the stock

AIM OPPORTUNITIES III FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      with the amount you invested, to estimate       The hypothetical account values and
                                             the expenses that you paid over the          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      period. Simply divide your account value     actual ending account balance or expenses
two types of costs: (1) transaction costs,   by $1,000 (for example, an $8,600 account    you paid for the period. You may use this
which may include sales charges (loads) on   value divided by $1,000 = 8.6), then         information to compare the ongoing costs
purchase payments; contingent deferred       multiply the result by the number in the     of investing in the Fund and other funds.
sales charges on redemptions; and            table under the heading entitled "Actual     To do so, compare this 5% hypothetical
redemption fees, if any; and (2) ongoing     Expenses Paid During Period" to estimate     example with the 5% hypothetical examples
costs, including management fees;            the expenses you paid on your account        that appear in the shareholder reports of
distribution and/or service fees (12b-1);    during this period.                          the other funds.
and other Fund expenses. This example is
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown in
ongoing costs (in dollars) of investing in   PURPOSES                                     the table are meant to highlight your
the Fund and to compare these costs with                                                  ongoing costs only and do not reflect any
ongoing costs of investing in other mutual   The table below also provides information    transactional costs, such as sales charges
funds. The example is based on an            about hypothetical account values and        (loads) on purchase payments, contingent
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    deferred sales charges on redemptions, and
beginning of the period and held for the     actual expense ratio and an assumed rate     redemption fees, if any. Therefore, the
entire period May 1, 2005, through October   of return of 5% per year before expenses,    hypothetical information is useful in
31, 2005.                                    which is not the Fund's actual return. The   comparing ongoing costs only, and will not
                                             Fund's actual cumulative total returns at    help you determine the relative total
ACTUAL EXPENSES                              net asset value after expenses for the six   costs of owning different funds. In
                                             months ended October 31, 2005, appear in     addition, if these transactional costs
The table below provides information about   the table "Cumulative Total Returns" on      were included, your costs would have been
actual account values and actual expenses.   page 7.                                      higher.
You may use the information in this table,
together

====================================================================================================================================
                                                                                        HYPOTHETICAL
                                                   ACTUAL                    (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING              ENDING              EXPENSES          ENDING             EXPENSES          ANNUALIZED
SHARE          ACCOUNT VALUE         ACCOUNT VALUE        PAID DURING      ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS            (5/01/05)           (10/31/05)(1)        PERIOD(2),(3)      (10/31/05)        PERIOD(2),(4)         RATIO

  A              $1,000.00            $1,013.10              $11.87          $1,013.41            $11.88             2.34%
  B               1,000.00             1,009.90               15.50           1,009.78             15.50             3.06
  C               1,000.00             1,009.90               15.50           1,009.78             15.50             3.06

(1) The actual ending account value is based on the actual total return of the Fund for the period May 1, 2005, through October 31,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended October 31, 2005, appear in the table "Cumulative Total Returns" on Page 7.


(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. Effective on July 1, 2005, the distributor contractually agreed to reduce Rule 12b-1 plan fees for the Class A shares to 0.25%. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is 2.31% for the Class A shares.


(3) The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $11.72 for the Class A shares.


(4) The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $11.72 for the Class A shares.
====================================================================================================================================

                                                                                           [ARROW
                                                                                           BUTTON    For More Information Visit
                                                                                           IMAGE]        AIMinvestments.com

AIM OPPORTUNITIES III FUND

YOUR FUND'S LONG-TERM PERFORMANCE

 RESULTS OF A $10,000 INVESTMENT

 FUND DATA FROM 12/30/99, INDEX DATA FROM 12/31/99

                                [MOUNTAIN CHART]
================================================================================

  DATE        AIM OPPORTUNITIES III FUND-       LIPPER LARGE-CAP        S&P 500
                    CLASS A SHARES               CORE FUND INDEX         INDEX
12/31/99              $9450
   12/99               9450                           $10000            $10000
    1/00               9800                             9596              9498
    2/00              11670                             9593              9318
    3/00              12095                            10427             10229
    4/00              11538                            10086              9921
    5/00              10952                             9829              9718
    6/00              12132                            10189              9957
    7/00              12397                            10030              9802
    8/00              13654                            10722             10410
    9/00              13427                            10151              9861
   10/00              12907                            10034              9819
   11/00              11632                             9151              9045
   12/00              12366                             9263              9090
    1/01              12220                             9525              9412
    2/01              11023                             8639              8554
    3/01              10400                             8109              8013
    4/01              10750                             8725              8635
    5/01              10712                             8774              8693
    6/01              10293                             8541              8481
    7/01               9991                             8417              8398
    8/01               9349                             7922              7873
    9/01               8531                             7320              7237
   10/01               8599                             7493              7375
   11/01               9086                             7984              7941
   12/01               9076                             8074              8010
    1/02               8832                             7947              7893
    2/02               8355                             7814              7741
    3/02               8648                             8080              8032
    4/02               8171                             7657              7546
    5/02               8131                             7601              7490
    6/02               7615                             7076              6957
    7/02               7167                             6551              6415
    8/02               7070                             6604              6457
    9/02               6466                             5963              5756
   10/02               6875                             6426              6262
   11/02               7177                             6713              6630
   12/02               6719                             6360              6241
    1/03               6622                             6193              6077
    2/03               6534                             6111              5986
    3/03               6564                             6162              6044
    4/03               7021                             6616              6542
    5/03               7323                             6937              6886
    6/03               7421                             7005              6974
    7/03               7625                             7116              7097
    8/03               7762                             7253              7235
    9/03               7606                             7160              7159
   10/03               7830                             7510              7563
   11/03               7888                             7573              7630
   12/03               8151                             7937              8030
    1/04               8267                             8049              8177
    2/04               8287                             8144              8291
    3/04               8112                             8017              8166
    4/04               7897                             7892              8038
    5/04               7965                             7973              8148
    6/04               8082                             8115              8306
    7/04               7615                             7828              8031
    8/04               7615                             7833              8063
    9/04               7674                             7923              8151
   10/04               7849                             8030              8275
   11/04               7985                             8335              8610
   12/04               8229                             8595              8903
    1/05               8112                             8401              8686
    2/05               8404                             8558              8868
    3/05               8277                             8401              8712
    4/05               8161                             8214              8546
    5/05               8307                             8480              8818
    6/05               8414                             8509              8831
    7/05               8570                             8811              9159
    8/05               8404                             8731              9076
    9/05               8463                             8831              9149
   10/05               8269                             8726              8996
================================================================================

                                                            SOURCE: LIPPER, INC.


The data shown in the chart include          rithmic chart is more effective than other
reinvested distributions, applicable sales   types of charts in illustrating changes in
charges, Fund expenses and management        value during the early years shown in the
fees. Index results include reinvested       chart. The vertical axis, the one that
dividends, but they do not reflect sales     indicates the dollar value of an
charges. Performance of an index of funds    investment, is constructed with each
reflects fund expenses and management        segment representing a percent change in
fees; performance of a market index does     the value of the investment. In this
not. Performance shown in the chart and      chart, each segment represents a doubling,
table(s) does not reflect deduction of       or 100% change, in the value of the
taxes a shareholder would pay on Fund        investment. In other words, the space
distributions or sale of Fund shares.        between $5,000 and $10,000 is the same
Performance of the indexes does not          size as the space between $10,000 and
reflect the effects of taxes.                $20,000 and so on.

   This chart, which is a logarithmic
chart, presents the fluctuations in the
value of the Fund and its indexes. We
believe that a loga-

AIM OPPORTUNITIES III FUND

==========================================   ==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 CUMULATIVE TOTAL RETURNS

As of 10/31/05, including applicable sales   As of 9/30/05, most recent calendar          6 months ended 10/31/05, excluding
charges                                      quarter-end, including applicable sales      applicable sales charges
                                             charges
CLASS A SHARES                                                                            Class A Shares                    1.31%
Inception (12/30/99)             -3.20%      CLASS A SHARES                               Class B Shares                    0.99
 5 Years                         -9.56       Inception (12/30/99)                -2.86%   Class C Shares                    0.99
 1 Year                          -0.47        5 Years                            -9.85    ==========================================
                                              1 Year                              4.20
CLASS B SHARES
Inception (3/31/00)              -7.40%      CLASS B SHARES
 5 Years                         -9.53       Inception (3/31/00)                 -7.10%
 1 Year                          -0.26        5 Years                            -9.81
                                              1 Year                              4.55
CLASS C SHARES
Inception (3/31/00)              -7.24%      CLASS C SHARES
 5 Years                         -9.16       Inception (3/31/00)                 -6.96%
 1 Year                           3.74        5 Years                            -9.47
                                              1 Year                              8.42
==========================================   ==========================================

   THE PERFORMANCE DATA QUOTED REPRESENT     OTHERWISE STATED. INVESTMENT RETURN AND      SHARES DECLINES FROM 5% BEGINNING AT THE
PAST PERFORMANCE AND CANNOT GUARANTEE        PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU   TIME OF PURCHASE TO 0% AT THE BEGINNING OF
COMPARABLE FUTURE RESULTS; CURRENT           MAY HAVE A GAIN OR LOSS WHEN YOU SELL        THE SEVENTH YEAR. THE CDSC ON CLASS C
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   SHARES.                                      SHARES IS 1% FOR THE FIRST YEAR AFTER
VISIT AIMinvestments.com FOR THE MOST                                                     PURCHASE.
RECENT MONTH-END PERFORMANCE. PERFORMANCE       CLASS A SHARE PERFORMANCE REFLECTS THE
FIGURES REFLECT REINVESTED DISTRIBUTIONS,    MAXIMUM 5.50% SALES CHARGE, AND CLASS B         THE PERFORMANCE OF THE FUND'S SHARE
CHANGES IN NET ASSET VALUE AND THE EFFECT    AND CLASS C SHARE PERFORMANCE REFLECTS THE   CLASSES WILL DIFFER DUE TO DIFFERENT SALES
OF THE MAXIMUM SALES CHARGE UNLESS           APPLICABLE CONTINGENT DEFERRED SALES         CHARGE STRUCTURES AND CLASS EXPENSES.
                                             CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
                                             CDSC ON CLASS B

AIM OPPORTUNITIES III FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Special         o The quality of services to be provided     o Overall performance of AIM. The Board
Opportunities Funds (the "Board") oversees   by AIM. The Board reviewed the credentials   considered the overall performance of AIM
the management of AIM Opportunities III      and experience of the officers and           in providing investment advisory and
Fund (the "Fund") and, as required by law,   employees of AIM who will provide            portfolio administrative services to the
determines annually whether to approve the   investment advisory services to the Fund.    Fund and concluded that such performance
continuance of the Fund's advisory           In reviewing the qualifications of AIM to    was satisfactory.
agreement with A I M Advisors, Inc.          provide investment advisory services, the
("AIM"). Based upon the recommendation of    Board reviewed the qualifications of AIM's   o Fees relative to those of clients of AIM
the Investments Committee of the Board,      investment personnel and considered such     with comparable investment strategies. The
which is comprised solely of independent     issues as AIM's portfolio and product        Board reviewed the advisory fee rate for
trustees, at a meeting held on June 30,      review process, various back office          the Fund under the Advisory Agreement. The
2005, the Board, including all of the        support functions provided by AIM and        Board noted that the Fund's advisory fee
independent trustees, approved the           AIM's equity and fixed income trading        is structured as a fulcrum fee, with a
continuance of the advisory agreement (the   operations. Based on the review of these     base component and a performance
"Advisory Agreement") between the Fund and   and other factors, the Board concluded       adjustment component, and that the base
AIM for another year, effective July 1,      that the quality of services to be           fee component of the Fund's advisory fee
2005.                                        provided by AIM was appropriate and that     was the same as the base fee component of
                                             AIM currently is providing satisfactory      the advisory fees for one mutual fund with
   The Board considered the factors          services in accordance with the terms of     fulcrum advisory fees advised by AIM with
discussed below in evaluating the fairness   the Advisory Agreement.                      investment strategies comparable to those
and reasonableness of the Advisory                                                        of the Fund, and higher than the base fee
Agreement at the meeting on June 30, 2005    o The performance of the Fund relative to    component of the advisory fees for a
and as part of the Board's ongoing           comparable funds. The Board reviewed the     second such mutual fund. The Board also
oversight of the Fund. In their              performance of the Fund during the past      noted that the performance adjustment
deliberations, the Board and the             one, three and five calendar years against   component of the Fund's advisory fee was
independent trustees did not identify any    the performance of funds advised by other    the same as the performance adjustment
particular factor that was controlling,      advisors with investment strategies          component for one of these mutual funds,
and each trustee attributed different        comparable to those of the Fund. The Board   and greater than the performance
weights to the various factors.              noted that the Fund's performance in such    adjustment component for the second such
                                             periods was below the median performance     mutual fund. The Board noted that AIM has
   One of the responsibilities of the        of such comparable funds. The Board noted    agreed to waive advisory fees of the Fund,
Senior Officer of the Fund, who is           that AIM has recently made changes to the    as discussed below. Based on this review,
independent of AIM and AIM's affiliates,     Fund's portfolio management team, which      the Board concluded that the advisory fee
is to manage the process by which the        appear to be producing encouraging early     rate for the Fund under the Advisory
Fund's proposed management fees are          results but need more time to be evaluated   Agreement was fair and reasonable.
negotiated to ensure that they are           before a conclusion can be made that the
negotiated in a manner which is at arm's     changes have addressed the Fund's            o Fees relative to those of comparable
length and reasonable. To that end, the      under-performance. Based on this review,     funds with other advisors. The Board
Senior Officer must either supervise a       the Board concluded that no changes should   reviewed the advisory fee rate for the
competitive bidding process or prepare an    be made to the Fund and that it was not      Fund under the Advisory Agreement. The
independent written evaluation. The Senior   necessary to change the Fund's portfolio     Board compared effective contractual
Officer has recommended an independent       management team at this time.                advisory fee rates at a common asset level
written evaluation in lieu of a                                                           and noted that the Fund's rate was above
competitive bidding process and, upon the    o The performance of the Fund relative to    the median rate of the funds advised by
direction of the Board, has prepared such    indices. The Board reviewed the              other advisors with investment strategies
an independent written evaluation. Such      performance of the Fund during the past      comparable to those of the Fund that the
written evaluation also considered certain   one, three and five calendar years against   Board reviewed. The Board noted that only
of the factors discussed below. In           the performance of the Lipper Large-Cap      one of the advisory fees for these other
addition, as discussed below, the Senior     Value Index.* The Board noted that the       funds was structured as a fulcrum fee. The
Officer made certain recommendations to      Fund's performance in such periods was       Board noted that AIM has agreed to waive
the Board in connection with such written    below the performance of such Index. The     advisory fees of the Fund, as discussed
evaluation.                                  Board noted that AIM has recently made       below. Based on this review, the Board
                                             changes to the Fund's portfolio management   concluded that the advisory fee rate for
   The discussion below serves as a          team, which appear to be producing           the Fund under the Advisory Agreement was
summary of the Senior Officer's              encouraging early results but need more      fair and reasonable.
independent written evaluation and           time to be evaluated before a conclusion
recommendations to the Board in connection   can be made that the changes have            o Expense limitations and fee waivers. The
therewith, as well as a discussion of the    addressed the Fund's under-performance.      Board noted that AIM has contractually
material factors and the conclusions with    Based on this review, the Board concluded    agreed to waive advisory fees to the
respect thereto that formed the basis for    that no changes should be made to the Fund   extent necessary such that the advisory
the Board's approval of the Advisory         and that it was not necessary to change      fee AIM receives does not exceed an annual
Agreement. After consideration of all of     the Fund's portfolio management team at      base management fee of 1.25%, subject to a
the factors below and based on its           this time.                                   maximum annual performance adjustment
informed business judgment, the Board                                                     upward or downward of 0.75%, through June
determined that the Advisory Agreement is    o Meeting with the Fund's portfolio          30, 2006. As a result of this waiver, the
in the best interests of the Fund and its    managers and investment personnel. With      Board notes that the net advisory fees are
shareholders and that the compensation to    respect to the Fund, the Board is meeting    limited to a maximum of 2.00% and a
AIM under the Advisory Agreement is fair     periodically with such Fund's portfolio      minimum of 0.50%. The Board considered the
and reasonable and would have been           managers and/or other investment personnel   contractual nature of this fee waiver and
obtained through arm's length                and believes that such individuals are       noted that it remains in effect until June
negotiations.                                competent and able to continue to carry      30, 2006. The Board considered the effect
                                             out their responsibilities under the         this fee waiver would have on the Fund's
o The nature and extent of the advisory      Advisory Agreement.                          estimated expenses and concluded that the
services to be provided by AIM. The Board                                                 levels of fee waivers/expense limitations
reviewed the services to be provided by                                                   for the Fund were fair and reasonable.
AIM under the Advisory Agreement. Based on
such review, the Board concluded that the                                                                                (continued)
range of services to be provided by AIM
under the Advisory Agreement was
appropriate and that AIM currently is
providing services in accordance with the
terms of the Advisory Agreement.

*The unmanaged Lipper Large-Cap Value Index represents an average of the performance of the 30 largest large-capitalization value funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

AIM OPPORTUNITIES III FUND

o Breakpoints and economies of scale. The    the recommendation made by the Senior        o Other factors and current trends. In
Board reviewed the structure of the Fund's   Officer to the Board that the Board          determining whether to continue the
advisory fee under the Advisory Agreement,   consider implementing a process to assist    Advisory Agreement for the Fund, the Board
noting that it does not include any          them in more closely monitoring the          considered the fact that AIM, along with
breakpoints. The Board considered whether    performance of the AIM Funds. The Board      others in the mutual fund industry, is
it would be appropriate to add advisory      concluded that it would be advisable to      subject to regulatory inquiries and
fee breakpoints for the Fund or whether,     implement such a process as soon as          litigation related to a wide range of
due to the nature of the Fund and the        reasonably practicable.                      issues. The Board also considered the
advisory fee structures of comparable                                                     governance and compliance reforms being
funds, it was reasonable to structure the    o Profitability of AIM and its affiliates.   undertaken by AIM and its affiliates,
advisory fee without breakpoints. Based on   The Board reviewed information concerning    including maintaining an internal controls
this review, the Board concluded that it     the profitability of AIM's (and its          committee and retaining an independent
was not necessary to add advisory fee        affiliates') investment advisory and other   compliance consultant, and the fact that
breakpoints to the Fund's advisory fee       activities and its financial condition.      AIM has undertaken to cause the Fund to
schedule. The Board reviewed the level of    The Board considered the overall             operate in accordance with certain
the Fund's advisory fees, and noted that     profitability of AIM, as well as the         governance policies and practices. The
such fees, as a percentage of the Fund's     profitability of AIM in connection with      Board concluded that these actions
net assets, would remain constant under      managing the Fund. The Board noted that      indicated a good faith effort on the part
the Advisory Agreement because the           AIM's operations remain profitable,          of AIM to adhere to the highest ethical
Advisory Agreement does not include any      although increased expenses in recent        standards, and determined that the current
breakpoints. The Board concluded that the    years have reduced AIM's profitability.      regulatory and litigation environment to
Fund's fee levels under the Advisory         Based on the review of the profitability     which AIM is subject should not prevent
Agreement therefore would not reflect        of AIM's and its affiliates' investment      the Board from continuing the Advisory
economies of scale.                          advisory and other activities and its        Agreement for the Fund.
                                             financial condition, the Board concluded
o Investments in affiliated money market     that the compensation to be paid by the
funds. The Board also took into account      Fund to AIM under its Advisory Agreement
the fact that uninvested cash and cash       was not excessive.
collateral from securities lending
arrangements (collectively, "cash            o Benefits of soft dollars to AIM. The
balances") of the Fund may be invested in    Board considered the benefits realized by
money market funds advised by AIM pursuant   AIM as a result of brokerage transactions
to the terms of an SEC exemptive order.      executed through "soft dollar"
The Board found that the Fund may realize    arrangements. Under these arrangements,
certain benefits upon investing cash         brokerage commissions paid by the Fund
balances in AIM advised money market         and/or other funds advised by AIM are used
funds, including a higher net return,        to pay for research and execution
increased liquidity, increased               services. This research is used by AIM in
diversification or decreased transaction     making investment decisions for the Fund.
costs. The Board also found that the Fund    The Board concluded that such arrangements
will not receive reduced services if it      were appropriate.
invests its cash balances in such money
market funds. The Board noted that, to the   o AIM's financial soundness in light of
extent the Fund invests in affiliated        the Fund's needs. The Board considered
money market funds, AIM has voluntarily      whether AIM is financially sound and has
agreed to waive a portion of the advisory    the resources necessary to perform its
fees it receives from the Fund               obligations under the Advisory Agreement,
attributable to such investment. The Board   and concluded that AIM has the financial
further determined that the proposed         resources necessary to fulfill its
securities lending program and related       obligations under the Advisory Agreement.
procedures with respect to the lending
Fund is in the best interests of the         o Historical relationship between the Fund
lending Fund and its respective              and AIM. In determining whether to
shareholders. The Board therefore            continue the Advisory Agreement for the
concluded that the investment of cash        Fund, the Board also considered the prior
collateral received in connection with the   relationship between AIM and the Fund, as
securities lending program in the money      well as the Board's knowledge of AIM's
market funds according to the procedures     operations, and concluded that it was
is in the best interests of the lending      beneficial to maintain the current
Fund and its respective shareholders.        relationship, in part, because of such
                                             knowledge. The Board also reviewed the
o Independent written evaluation and         general nature of the non-investment
recommendations of the Fund's Senior         advisory services currently performed by
Officer. The Board noted that, upon their    AIM and its affiliates, such as
direction, the Senior Officer of the Fund,   administrative, transfer agency and
who is independent of AIM and AIM's          distribution services, and the fees
affiliates, had prepared an independent      received by AIM and its affiliates for
written evaluation in order to assist the    performing such services. In addition to
Board in determining the reasonableness of   reviewing such services, the trustees also
the proposed management fees of the AIM      considered the organizational structure
Funds, including the Fund. The Board noted   employed by AIM and its affiliates to
that the Senior Officer's written            provide those services. Based on the
evaluation had been relied upon by the       review of these and other factors, the
Board in this regard in lieu of a            Board concluded that AIM and its
competitive bidding process. In              affiliates were qualified to continue to
determining whether to continue the          provide non-investment advisory services
Advisory Agreement for the Fund, the Board   to the Fund, including administrative,
considered the Senior Officer's written      transfer agency and distribution services,
evaluation and                               and that AIM and its affiliates currently
                                             are providing satisfactory non-investment
                                             advisory services.

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2005


                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-123.48%

ADVERTISING-0.77%

Arbitron Inc.                                     17,376   $    650,036
=======================================================================

AEROSPACE & DEFENSE-2.48%

Boeing Co. (The)                                  11,548        746,463
-----------------------------------------------------------------------
Lockheed Martin Corp.                             22,496      1,362,358
=======================================================================
                                                              2,108,821
=======================================================================

APPAREL RETAIL-0.78%

Chico's FAS, Inc.(a)                               8,048        318,218
-----------------------------------------------------------------------
Genesco Inc.(a)                                    9,270        341,136
=======================================================================
                                                                659,354
=======================================================================

APPLICATION SOFTWARE-1.14%

Autodesk, Inc.                                    10,599        478,333
-----------------------------------------------------------------------
Synopsys, Inc.(a)                                 25,654        486,143
=======================================================================
                                                                964,476
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.04%

Amerprise Financial, Inc.(a)                       1,009         37,555
=======================================================================

AUTOMOTIVE RETAIL-0.57%

Advance Auto Parts, Inc.(a)                       12,876        482,850
=======================================================================

BIOTECHNOLOGY-2.29%

Amgen Inc.(a)                                     12,416        940,636
-----------------------------------------------------------------------
Gilead Sciences, Inc.(a)                          21,285      1,005,716
=======================================================================
                                                              1,946,352
=======================================================================

COMMODITY CHEMICALS-0.66%

Georgia Gulf Corp.                                19,183        558,225
=======================================================================

COMMUNICATIONS EQUIPMENT-3.20%

Cisco Systems, Inc.(a)                            52,464        915,497
-----------------------------------------------------------------------
Corning Inc.(a)                                   15,268        306,734
-----------------------------------------------------------------------
Motorola, Inc.                                    28,403        629,410
-----------------------------------------------------------------------
QUALCOMM Inc.                                     21,687        862,275
=======================================================================
                                                              2,713,916
=======================================================================

COMPUTER HARDWARE-6.06%

Apple Computer, Inc.(a)                           14,501        835,113
-----------------------------------------------------------------------
Dell Inc.(a)                                      48,878      1,558,231
-----------------------------------------------------------------------
Hewlett-Packard Co.                               41,478      1,163,043
-----------------------------------------------------------------------
Intergraph Corp.(a)                                9,551        462,077
-----------------------------------------------------------------------
International Business Machines Corp.             13,764      1,126,996
=======================================================================
                                                              5,145,460
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


COMPUTER STORAGE & PERIPHERALS-0.38%

EMC Corp.(a)                                      23,060   $    321,918
=======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.31%

Caterpillar Inc.                                   4,933        259,426
=======================================================================

CONSTRUCTION MATERIALS-1.04%

Florida Rock Industries, Inc.                      7,089        403,364
-----------------------------------------------------------------------
Martin Marietta Materials, Inc.                    6,044        476,932
=======================================================================
                                                                880,296
=======================================================================

CONSUMER FINANCE-0.30%

American Express Co.                               5,049        251,289
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.37%

Global Payments Inc.                               7,380        316,233
=======================================================================

DEPARTMENT STORES-0.35%

Nordstrom, Inc.                                    8,492        294,248
=======================================================================

DIVERSIFIED BANKS-4.19%

Bank of America Corp.                             44,394      1,941,794
-----------------------------------------------------------------------
U.S. Bancorp                                      22,705        671,614
-----------------------------------------------------------------------
Wachovia Corp.                                    18,730        946,240
=======================================================================
                                                              3,559,648
=======================================================================

DIVERSIFIED CHEMICALS-0.55%

Dow Chemical Co. (The)                            10,220        468,689
=======================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-0.81%

Dun & Bradstreet Corp. (The)(a)                    5,285        334,646
-----------------------------------------------------------------------
Equifax Inc.                                      10,232        352,697
=======================================================================
                                                                687,343
=======================================================================

ELECTRIC UTILITIES-1.70%

Edison International                              17,519        766,631
-----------------------------------------------------------------------
Exelon Corp.                                      13,036        678,263
=======================================================================
                                                              1,444,894
=======================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.39%

Amphenol Corp.-Class A                             8,226        328,793
=======================================================================

FOOD RETAIL-0.35%

SUPERVALU Inc.                                     9,495        298,428
=======================================================================

FOOTWEAR-0.47%

K-Swiss Inc.-Class A                              13,191        401,666
=======================================================================


                                                SHARES        VALUE
-----------------------------------------------------------------------

GAS UTILITIES-8.18%

Energen Corp.                                     44,002   $  1,654,475
-----------------------------------------------------------------------
Equitable Resources, Inc.                         21,586        834,299
-----------------------------------------------------------------------
Northwest Natural Gas Co.                         33,372      1,154,671
-----------------------------------------------------------------------
Questar Corp.                                      5,628        443,205
-----------------------------------------------------------------------
South Jersey Industries, Inc.                     36,001      1,006,228
-----------------------------------------------------------------------
UGI Corp.                                         78,308      1,848,069
=======================================================================
                                                              6,940,947
=======================================================================

HEALTH CARE DISTRIBUTORS-1.66%

AmerisourceBergen Corp.                           13,797      1,052,297
-----------------------------------------------------------------------
McKesson Corp.                                     7,797        354,218
=======================================================================
                                                              1,406,515
=======================================================================

HEALTH CARE EQUIPMENT-2.49%

Baxter International Inc.                         17,063        652,318
-----------------------------------------------------------------------
Hospira, Inc.(a)                                  20,268        807,680
-----------------------------------------------------------------------
Medtronic, Inc.                                   11,516        652,497
=======================================================================
                                                              2,112,495
=======================================================================

HEALTH CARE SERVICES-0.89%

Caremark Rx, Inc.(a)                               5,785        303,134
-----------------------------------------------------------------------
Express Scripts, Inc.(a)                           5,997        452,234
=======================================================================
                                                                755,368
=======================================================================

HOME IMPROVEMENT RETAIL-1.96%

Home Depot, Inc. (The)                            22,007        903,167
-----------------------------------------------------------------------
Lowe's Cos., Inc.                                 12,500        759,625
=======================================================================
                                                              1,662,792
=======================================================================

HOMEBUILDING-0.42%

Toll Brothers, Inc.(a)                             9,585        353,782
=======================================================================

HOUSEHOLD PRODUCTS-0.63%

Kimberly-Clark Corp.                               9,406        534,637
=======================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-0.32%

Labor Ready, Inc.(a)                              11,624        271,420
=======================================================================

HYPERMARKETS & SUPER CENTERS-1.77%

Wal-Mart Stores, Inc.                             31,757      1,502,424
=======================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.77%

TXU Corp.                                          6,482        653,061
=======================================================================

INDUSTRIAL CONGLOMERATES-5.05%

3M Co.                                            25,840      1,963,323
-----------------------------------------------------------------------
General Electric Co.                              56,767      1,924,969
-----------------------------------------------------------------------
Tyco International Ltd.                           14,953        394,610
=======================================================================
                                                              4,282,902
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


INDUSTRIAL MACHINERY-0.90%

Eaton Corp.                                        7,722   $    454,285
-----------------------------------------------------------------------
Illinois Tool Works Inc.                           3,635        308,103
=======================================================================
                                                                762,388
=======================================================================

INTEGRATED OIL & GAS-4.12%

ConocoPhillips                                    10,597        692,832
-----------------------------------------------------------------------
Exxon Mobil Corp.                                 45,280      2,542,019
-----------------------------------------------------------------------
Occidental Petroleum Corp.                         3,294        259,831
=======================================================================
                                                              3,494,682
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.20%

BellSouth Corp.                                   30,780        800,896
-----------------------------------------------------------------------
CenturyTel, Inc.                                  18,277        598,206
-----------------------------------------------------------------------
SBC Communications Inc.                           19,671        469,153
=======================================================================
                                                              1,868,255
=======================================================================

INTERNET RETAIL-0.62%

eBay Inc.(a)                                      13,342        528,343
=======================================================================

INTERNET SOFTWARE & SERVICES-0.90%

EarthLink, Inc.(a)                                39,421        434,025
-----------------------------------------------------------------------
Yahoo! Inc.(a)                                     8,962        331,325
=======================================================================
                                                                765,350
=======================================================================

INVESTMENT BANKING & BROKERAGE-2.93%

Goldman Sachs Group, Inc. (The)                    5,205        657,756
-----------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      4,933        590,332
-----------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         11,213        725,930
-----------------------------------------------------------------------
Morgan Stanley                                     9,419        512,488
=======================================================================
                                                              2,486,506
=======================================================================

LEISURE PRODUCTS-0.39%

JAKKS Pacific, Inc.(a)                            17,965        330,197
=======================================================================

LIFE & HEALTH INSURANCE-2.98%

Conseco, Inc.(a)                                  19,876        403,483
-----------------------------------------------------------------------
Prudential Financial, Inc.                        29,169      2,123,212
=======================================================================
                                                              2,526,695
=======================================================================

MANAGED HEALTH CARE-5.04%

Aetna Inc.                                         4,662        412,867
-----------------------------------------------------------------------
CIGNA Corp.                                       11,650      1,349,886
-----------------------------------------------------------------------
UnitedHealth Group Inc.                           30,039      1,738,958
-----------------------------------------------------------------------
WellPoint, Inc.(a)                                10,343        772,415
=======================================================================
                                                              4,274,126
=======================================================================

MARINE-0.45%

General Maritime Corp.                            10,385        386,634
=======================================================================

MOVIES & ENTERTAINMENT-0.75%

Time Warner Inc.                                  35,514        633,215
=======================================================================


                                                SHARES        VALUE
-----------------------------------------------------------------------

MULTI-LINE INSURANCE-1.53%

American International Group, Inc.                20,069   $  1,300,471
=======================================================================

MULTI-UTILITIES-1.70%

PG&E Corp.                                         7,414        269,721
-----------------------------------------------------------------------
WPS Resources Corp.                               21,461      1,170,912
=======================================================================
                                                              1,440,633
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-0.37%

Schlumberger Ltd.                                  3,429        311,250
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.86%

Devon Energy Corp.                                 4,335        261,747
-----------------------------------------------------------------------
Energy Partners, Ltd.(a)                          18,506        469,497
=======================================================================
                                                                731,244
=======================================================================

OIL & GAS STORAGE & TRANSPORTATION-1.47%

Overseas Shipholding Group, Inc.                  13,121        624,560
-----------------------------------------------------------------------
TC Pipelines, L.P.                                10,949        360,113
-----------------------------------------------------------------------
Teekay Shipping Corp.                              6,677        263,341
=======================================================================
                                                              1,248,014
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.60%

Citigroup Inc.                                     6,383        292,214
-----------------------------------------------------------------------
JPMorgan Chase & Co.                              29,098      1,065,569
=======================================================================
                                                              1,357,783
=======================================================================

PACKAGED FOODS & MEATS-0.78%

Pilgrim's Pride Corp.                              8,116        255,492
-----------------------------------------------------------------------
Seaboard Corp.                                       285        404,985
=======================================================================
                                                                660,477
=======================================================================

PAPER PRODUCTS-0.39%

Georgia-Pacific Corp.                             10,245        333,270
=======================================================================

PERSONAL PRODUCTS-0.29%

Nu Skin Enterprises, Inc.-Class A                 14,564        245,258
=======================================================================

PHARMACEUTICALS-6.37%

Abbott Laboratories                                6,746        290,415
-----------------------------------------------------------------------
Allergan, Inc.                                     6,745        602,329
-----------------------------------------------------------------------
Johnson & Johnson                                 29,344      1,837,521
-----------------------------------------------------------------------
Lilly (Eli) and Co.                                9,677        481,818
-----------------------------------------------------------------------
Merck & Co. Inc.                                  15,316        432,218
-----------------------------------------------------------------------
Pfizer Inc.                                       43,015        935,146
-----------------------------------------------------------------------
Wyeth                                             18,616        829,529
=======================================================================
                                                              5,408,976
=======================================================================

PROPERTY & CASUALTY INSURANCE-1.60%

Assured Guaranty Ltd.                             18,558        415,328
-----------------------------------------------------------------------
MBIA Inc.                                         11,124        647,862
-----------------------------------------------------------------------

                                                SHARES        VALUE
-----------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE-(CONTINUED)

St. Paul Travelers Cos., Inc. (The)                6,549   $    294,901
=======================================================================
                                                              1,358,091
=======================================================================

RAILROADS-1.35%

Norfolk Southern Corp.                            28,469      1,144,454
=======================================================================

REGIONAL BANKS-1.48%

First Indiana Corp.                               14,365        502,200
-----------------------------------------------------------------------
NBT Bancorp Inc.                                  16,380        388,861
-----------------------------------------------------------------------
Westcorp                                           5,752        362,434
=======================================================================
                                                              1,253,495
=======================================================================

REINSURANCE-2.66%

Endurance Specialty Holdings Ltd.                 48,499      1,608,227
-----------------------------------------------------------------------
IPC Holdings, Ltd.                                13,240        348,609
-----------------------------------------------------------------------
PXRE Group Ltd. (Bermuda)                         27,680        298,944
=======================================================================
                                                              2,255,780
=======================================================================

RESTAURANTS-0.66%

McDonald's Corp.                                   8,653        273,435
-----------------------------------------------------------------------
Triarc Cos., Inc.-Class A                         17,602        289,025
=======================================================================
                                                                562,460
=======================================================================

SEMICONDUCTOR EQUIPMENT-1.04%

Applied Materials, Inc.                           17,572        287,829
-----------------------------------------------------------------------
ATMI, Inc.(a)                                      9,501        259,472
-----------------------------------------------------------------------
Lam Research Corp.(a)                              9,931        335,072
=======================================================================
                                                                882,373
=======================================================================

SEMICONDUCTORS-4.47%

Intel Corp.                                       73,754      1,733,219
-----------------------------------------------------------------------
Linear Technology Corp.                           14,356        476,763
-----------------------------------------------------------------------
Maxim Integrated Products, Inc.                   15,504        537,679
-----------------------------------------------------------------------
National Semiconductor Corp.                      11,448        259,068
-----------------------------------------------------------------------
Texas Instruments Inc.                            27,686        790,435
=======================================================================
                                                              3,797,164
=======================================================================

SOFT DRINKS-2.75%

Coca-Cola Co. (The)                               33,281      1,423,761
-----------------------------------------------------------------------
PepsiCo, Inc.                                     15,485        914,854
=======================================================================
                                                              2,338,615
=======================================================================

SPECIALIZED CONSUMER SERVICES-0.91%

H&R Block, Inc.                                   12,047        299,488
-----------------------------------------------------------------------
Weight Watchers International, Inc.(a)             8,997        472,972
=======================================================================
                                                                772,460
=======================================================================

SPECIALIZED FINANCE-3.02%

CIT Group Inc.                                     6,132        280,416
-----------------------------------------------------------------------
Moody's Corp.                                     42,921      2,285,972
=======================================================================
                                                              2,566,388
=======================================================================


                                                SHARES        VALUE
-----------------------------------------------------------------------

SPECIALTY STORES-0.31%

Sports Authority, Inc. (The)(a)                    9,473   $    263,728
=======================================================================

STEEL-0.83%

Commercial Metals Co.                             14,869        472,686
-----------------------------------------------------------------------
Mesabi Trust                                      14,278        232,303
=======================================================================
                                                                704,989
=======================================================================

SYSTEMS SOFTWARE-4.40%

Adobe Systems Inc.                                10,224        329,724
-----------------------------------------------------------------------
Microsoft Corp.                                   96,727      2,485,884
-----------------------------------------------------------------------
Oracle Corp.(a)                                   72,610        920,695
=======================================================================
                                                              3,736,303
=======================================================================

THRIFTS & MORTGAGE FINANCE-2.81%

Countrywide Financial Corp.                        8,594        273,031
-----------------------------------------------------------------------
Doral Financial Corp.                             24,077        206,099
-----------------------------------------------------------------------
Fannie Mae                                         6,232        296,145
-----------------------------------------------------------------------
Fremont General Corp.                             13,505        292,923
-----------------------------------------------------------------------
Harbor Florida Bancshares, Inc.                   26,103        922,480
-----------------------------------------------------------------------
Washington Mutual, Inc.                            9,950        394,020
=======================================================================
                                                              2,384,698
=======================================================================

TOBACCO-3.32%

Altria Group, Inc.                                14,466      1,085,673
-----------------------------------------------------------------------
Reynolds American Inc.                             9,589        815,065
-----------------------------------------------------------------------
UST Inc.                                          22,161        917,244
=======================================================================
                                                              2,817,982
=======================================================================

TRADING COMPANIES & DISTRIBUTORS-0.60%

GATX Corp.                                        13,694        511,745
=======================================================================

TRUCKING-0.66%

Laidlaw International Inc.                        24,649        560,518
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.63%

Sprint Nextel Corp.                               23,101        538,484
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $106,199,188)                         104,799,753
=======================================================================

MONEY MARKET FUNDS-4.50%

Liquid Assets Portfolio-Institutional
  Class(b)                                     1,911,121      1,911,121
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(b)    1,911,121      1,911,121
=======================================================================
    Total Money Market Funds (Cost
      $3,822,242)                                             3,822,242
=======================================================================
TOTAL INVESTMENTS-127.98% (Cost $110,021,430)               108,621,995
=======================================================================
OTHER ASSETS LESS LIABILITIES-(27.98%)                      (23,748,419)
=======================================================================
NET ASSETS-100.00%                                         $ 84,873,576
_______________________________________________________________________
=======================================================================
                                                SHARES
                                                 SOLD
                                                 SHORT        VALUE
-----------------------------------------------------------------------
SECURITIES SOLD SHORT-22.56%(C)

COMMON STOCKS-22.56%

ASSET MANAGEMENT & CUSTODY BANKS-0.32%

GAMCO Investors, Inc.-Class A                      5,800   $    270,628
=======================================================================

AUTO PARTS & EQUIPMENT-0.68%

ArvinMeritor, Inc.                                36,000        577,080
=======================================================================

BIOTECHNOLOGY-0.97%

Neurocrine Biosciences, Inc.                      15,600        823,992
=======================================================================

COMMERCIAL PRINTING-1.16%

Deluxe Corp.                                      29,500        983,235
=======================================================================

CONSTRUCTION & ENGINEERING-0.78%

Fluor Corp.                                       10,400        661,440
=======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.48%

Trinity Industries, Inc.                          10,600        403,330
=======================================================================

CONSUMER FINANCE-0.90%

SLM Corp.                                         13,800        766,314
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.68%

Automatic Data Processing, Inc.                    6,300        293,958
-----------------------------------------------------------------------
DST Systems, Inc.                                  5,000        280,600
=======================================================================
                                                                574,558
=======================================================================

ELECTRIC UTILITIES-2.14%

Hawaiian Electric Industries, Inc.                45,700      1,204,195
-----------------------------------------------------------------------
IDACORP, Inc.                                     21,300        614,931
=======================================================================
                                                              1,819,126
=======================================================================

GAS UTILITIES-0.96%

Peoples Energy Corp.                              22,000        818,400
=======================================================================

HEALTH CARE EQUIPMENT-0.30%

Hillenbrand Industries, Inc.                       5,600        257,992
=======================================================================

HOMEFURNISHING RETAIL-1.11%

Cost Plus, Inc.                                   30,400        466,944
-----------------------------------------------------------------------
Pier 1 Imports, Inc.                              45,600        470,592
=======================================================================
                                                                937,536
=======================================================================

HOUSEHOLD APPLIANCES-0.33%

Mestek, Inc.                                      22,100        281,775
=======================================================================

HOUSEWARES & SPECIALTIES-0.33%

CSS Industries, Inc.                               8,100        276,453
=======================================================================

                                                SHARES
                                                 SOLD
                                                 SHORT        VALUE
-----------------------------------------------------------------------

HUMAN RESOURCE & EMPLOYMENT SERVICES-0.81%

Kelly Services, Inc.-Class A                      24,900   $    689,232
=======================================================================

LEISURE FACILITIES-0.29%

Cedar Fair, L.P.                                   9,000        248,130
=======================================================================

MULTI-UTILITIES-1.32%

Aquila, Inc.                                     165,200        584,808
-----------------------------------------------------------------------
Energy East Corp.                                 11,900        283,815
-----------------------------------------------------------------------
KeySpan Corp.                                      7,200        248,904
=======================================================================
                                                              1,117,527
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-0.29%

Hanover Compressor Co.                            19,300        248,198
=======================================================================

PHARMACEUTICALS-0.96%

MGI Pharma, Inc.                                  11,000        206,360
-----------------------------------------------------------------------
Perrigo Co.                                       45,300        605,661
=======================================================================
                                                                812,021
=======================================================================

PRECIOUS METALS & MINERALS-0.34%

Stillwater Mining Co.                             28,700        289,870
=======================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.15%

Jones Lang LaSalle Inc.                            5,700        286,596
-----------------------------------------------------------------------
St. Joe Co. (The)                                 10,400        685,880
=======================================================================
                                                                972,476
=======================================================================

-----------------------------------------------------------------------
                                                SHARES
                                                 SOLD
                                                 SHORT        VALUE

REGIONAL BANKS-2.16%

Fifth Third Bancorp                               27,100   $  1,088,607
-----------------------------------------------------------------------
Signature Bank                                    25,700        745,300
=======================================================================
                                                              1,833,907
=======================================================================

RESTAURANTS-0.76%

Bob Evans Farms, Inc.                             28,900        647,649
=======================================================================

SPECIALTY CHEMICALS-0.73%

Cytec Industries Inc.                             15,000        619,500
=======================================================================

THRIFTS & MORTGAGE FINANCE-1.09%

Capitol Federal Financial                         18,900        659,232
-----------------------------------------------------------------------
Westfield Financial, Inc.                         11,100        266,511
=======================================================================
                                                                925,743
=======================================================================

TOBACCO-0.64%

Universal Corp.                                   14,400        539,136
=======================================================================

TRADING COMPANIES & DISTRIBUTORS-0.88%

Hughes Supply, Inc.                               22,400        749,280
=======================================================================
    Total Common Stock Securities Sold Short
      (Total Proceeds $19,611,662)                         $ 19,144,528
_______________________________________________________________________
=======================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(c) Collateral on short sales was segregated by the Fund in the amount of $20,223,433 which represents 105.64% of the value of securities sold short.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005


ASSETS:

Investments, at value (cost $106,199,188)      $ 104,799,753
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $3,822,242)                                3,822,242
============================================================
    Total investments (cost $110,021,430)        108,621,995
============================================================
Receivables for:
  Deposits with brokers for securities sold
    short                                         20,706,475
------------------------------------------------------------
  Fund shares sold                                     1,421
------------------------------------------------------------
  Dividends and interest                              88,088
------------------------------------------------------------
  Short stock rebates                                 56,677
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                29,398
------------------------------------------------------------
Other assets                                          10,659
============================================================
    Total assets                                 129,514,713
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Accrued interest expense                           101,479
------------------------------------------------------------
  Fund shares reacquired                             163,437
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  38,844
------------------------------------------------------------
  Loan outstanding                                25,000,000
------------------------------------------------------------
  Short stock account dividends                       21,475
------------------------------------------------------------
Securities sold short, at value (proceeds
  $19,611,662)                                    19,144,528
------------------------------------------------------------
Accrued distribution fees                             48,031
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             1,503
------------------------------------------------------------
Accrued transfer agent fees                           26,701
------------------------------------------------------------
Accrued operating expenses                            95,139
============================================================
    Total liabilities                             44,641,137
============================================================
Net assets applicable to shares outstanding    $  84,873,576
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                $ 351,101,851
------------------------------------------------------------
  Undistributed net investment income                 50,414
------------------------------------------------------------
  Undistributed net realized gain (loss) from
    investment securities, foreign
    currencies, futures contracts, option
    contracts and securities sold short         (265,346,390)
------------------------------------------------------------
  Unrealized appreciation (depreciation) of
    investment securities, foreign
    currencies, option contracts and
    securities sold short                           (932,299)
============================================================
                                               $  84,873,576
____________________________________________________________
============================================================

NET ASSETS:

Class A                                        $  37,166,498
____________________________________________________________
============================================================
Class B                                        $  36,475,190
____________________________________________________________
============================================================
Class C                                        $  11,231,888
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                            4,376,620
____________________________________________________________
============================================================
Class B                                            4,464,043
____________________________________________________________
============================================================
Class C                                            1,374,911
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $        8.49
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.49 / 94.50%)        $        8.98
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
  share                                        $        8.17
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
  share                                        $        8.17
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2005

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $31,464)         $  1,994,468
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       220,537
--------------------------------------------------------------------------
Interest                                                            47,169
--------------------------------------------------------------------------
Short stock rebates                                                264,114
==========================================================================
    Total investment income                                      2,526,288
==========================================================================

EXPENSES:

Advisory fees                                                      872,350
--------------------------------------------------------------------------
Administrative services fees                                        50,000
--------------------------------------------------------------------------
Custodian fees                                                      24,687
--------------------------------------------------------------------------
Distribution fees:

  Class A                                                          146,477
--------------------------------------------------------------------------
  Class B                                                          459,154
--------------------------------------------------------------------------
  Class C                                                          137,986
--------------------------------------------------------------------------
Interest and line of credit fees                                   142,923
--------------------------------------------------------------------------
Transfer agent fees                                                312,087
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           18,932
--------------------------------------------------------------------------
Dividends on short sales                                            93,668
--------------------------------------------------------------------------
Other                                                              220,220
==========================================================================
    Total expenses                                               2,478,484
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                     (114,227)
==========================================================================
    Net expenses                                                 2,364,257
==========================================================================
Net investment income                                              162,031
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FUTURES CONTRACTS, OPTION
  CONTRACTS AND SECURITIES SOLD SHORT:

Net realized gain (loss) from:
  Investment securities                                         20,102,624
--------------------------------------------------------------------------
  Foreign currencies                                               (84,984)
--------------------------------------------------------------------------
  Futures contracts                                                328,179
--------------------------------------------------------------------------
  Option contracts written                                         802,051
--------------------------------------------------------------------------
  Securities sold short                                         (1,431,333)
==========================================================================
                                                                19,716,537
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (14,333,073)
--------------------------------------------------------------------------
  Foreign currencies                                                  (674)
--------------------------------------------------------------------------
  Option contracts written                                          (9,079)
--------------------------------------------------------------------------
  Securities sold short                                            765,463
==========================================================================
                                                               (13,577,363)
==========================================================================
Net gain from investment securities, foreign currencies,
  futures contracts, option contracts and securities sold
  short                                                          6,139,174
==========================================================================
Net increase in net assets resulting from operations          $  6,301,205
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2005 and 2004

                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income (loss)                                  $    162,031    $ (1,064,213)
------------------------------------------------------------------------------------------
Net realized gain from investment securities, foreign
  currencies, futures contracts, option contracts and
  securities sold short                                         19,716,537       8,212,032
------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of
  investment securities, foreign currencies, futures
  contracts, option contracts and securities sold short        (13,577,363)     (6,754,352)
==========================================================================================
    Net increase in net assets resulting from operations         6,301,205         393,467
==========================================================================================
Share transactions-net:
Class A                                                        (20,524,877)    (24,073,386)
------------------------------------------------------------------------------------------
Class B                                                        (20,917,531)    (16,058,824)
------------------------------------------------------------------------------------------
Class C                                                         (6,690,783)     (6,959,632)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (48,133,191)    (47,091,842)
==========================================================================================
    Net increase (decrease) in net assets                      (41,831,986)    (46,698,375)
==========================================================================================

NET ASSETS:

  Beginning of year                                            126,705,562     173,403,937
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $50,414 and $(31,909), respectively)            $ 84,873,576    $126,705,562
__________________________________________________________________________________________
==========================================================================================

STATEMENT OF CASH FLOWS

For the year ended October 31, 2005

CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations        $   6,301,205
===========================================================================

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS TO NET
  CASH PROVIDED BY OPERATIONS:

  Purchases of investments                                     (202,405,580)
---------------------------------------------------------------------------
  Proceeds from disposition of investments                      217,883,127
---------------------------------------------------------------------------
  Increase in deposits with brokers for securities sold
    short                                                       (15,972,188)
---------------------------------------------------------------------------
  Increase in dividends and interest receivable                     (21,453)
---------------------------------------------------------------------------
  Decrease in other assets                                            1,148
---------------------------------------------------------------------------
  Increase in securities sold short                              15,749,771
---------------------------------------------------------------------------
  Decrease in options written                                       (17,570)
---------------------------------------------------------------------------
  Increase in accrued expenses and other payables                   162,147
---------------------------------------------------------------------------
  Unrealized appreciation (depreciation) on investment
    securities                                                   14,333,073
---------------------------------------------------------------------------
  Net realized gain on investment securities                    (20,102,624)
===========================================================================
    Net cash provided by operating activities                    15,911,056
===========================================================================

CASH USED IN FINANCING ACTIVITIES:

  Net increase in borrowings on line of credit                   25,000,000
---------------------------------------------------------------------------
  Proceeds from shares of beneficial interest sold                3,149,634
---------------------------------------------------------------------------
  Disbursements from shares of beneficial interest
    reacquired                                                  (51,686,546)
===========================================================================
    Net cash provided by (used in) financing activities         (23,536,912)
===========================================================================
Net increase (decrease) in cash and cash equivalents             (7,625,856)
---------------------------------------------------------------------------
Cash and cash equivalents at beginning of period                 11,448,098
===========================================================================
Cash and cash equivalents at end of period                    $   3,822,242
___________________________________________________________________________
===========================================================================
Supplemental disclosure of cash flow information:
Cash paid during the year for interest was $9,607

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Opportunities III Fund (the "Fund") is a series portfolio of AIM Special Opportunities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's objective is long-term growth of capital.

  Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income and short stock rebate income are recorded on an accrual basis. Dividend income and dividend expense on short sales are recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. For naked positions there is no ceiling on the ultimate price paid for the securities to cover the short position and therefore, the loss could exceed the amount of proceeds received. The value of the liability for securities sold short fluctuates and could be more or less than the amount recorded in the Statement of Assets and Liabilities.

       The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.

H. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

I. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

J. COVERED CALL OPTIONS -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

       A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

       An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options, the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund was unable to close an option it had written, it might be unable to sell the securities used as cover.

K. PUT OPTIONS -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

L. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

M. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays a base management fee calculated at the annual rate of 1.50% of the Fund's average daily net assets. The base management fee will be adjusted on a monthly basis by a calculated rate ("Fee Adjustment Rate), (i) upward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment performance of the Class A shares of the Fund for the previous 12 month period ("Performance Period") exceeds the sum of 2.00% plus the investment record of the S&P 500 Index for the Performance Period , but shall be capped at 2.50% of the Fund's average daily net assets for the fiscal period, or (ii) downward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment record of the S&P 500 Index for the Performance Period less 2.00% exceeds the investment performance of the Class A shares of the Fund for the Performance Period, but shall be no less than 0.50% of the average daily net assets for the fiscal period. After the Fee Adjustment Rate is determined, AIM will determine the dollar amount of additional fees or fee reductions to be accrued for each day of a month by multiplying the Fee Adjustment Rate by the average daily net assets of the Fund during the Performance Period and dividing that number by the number of days in the Performance Period. The management fee, as adjusted, is accrued daily and paid monthly. AIM has contractually agreed to waive advisory fees to the extent necessary such that the advisory fee AIM receives does not exceed an annual base management fee of 1.25%, subject to an annual maximum of 0.75% performance adjustment upward or downward, through June 30, 2006 calculated in the same manner as described above. As a result of this waiver, the net advisory fees are limited to a maximum of 2.00% and a minimum of 0.50%.

  AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

  For the year ended October 31, 2005, AIM waived fees of $102,723.

  At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended October 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $8,435.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended October 31, 2005, AIM was paid $50,000.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended October 31, 2005, the Fund paid AISI $312,087.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Prior to July 1, 2005, the Fund paid ADI 0.35% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2005, the Class A, Class B and Class C shares paid $146,477, $459,154 and $137,986, respectively.

  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2005, ADI advised the Fund that it retained $4,447 in front-end sales commissions from the sale of Class A shares and $74, $7,048 and $188 from Class A, Class B shares and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2005.

                                                                            CHANGE IN
                                                                            UNREALIZED
                               VALUE        PURCHASES       PROCEEDS       APPRECIATION       VALUE       DIVIDEND     REALIZED
FUND                        10/31/2004       AT COST       FROM SALES     (DEPRECIATION)    10/31/2005     INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class       $5,724,049     $44,815,438    $(48,628,366)       $  --         $1,911,121    $109,520       $  --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class        5,724,049     44,815,438     (48,628,366)           --         1,911,121     111,017           --
=================================================================================================================================
  Total                     $11,448,098    $89,630,876    $(97,256,732)       $  --         $3,822,242    $220,537       $  --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended October 31, 2005, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $3,069.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the year ended October 31, 2005, the Fund paid legal fees of $3,176 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Effective October 31, 2005, the Fund is a participant in a committed line of credit facility with a syndicate administered by JP Morgan Chase Bank. The Fund may borrow up to the lesser of (i) $250,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.06% on the unused balance of the committed line.

  During the year ended October 31, 2005, the average borrowings for the 35 days the borrowings were outstanding was $25,000,000, with a weighted average interest rate of 4.63% and interest expense of $111,086.

  Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. During the year ended October 31, 2005, the fund did not lend under the interfund lending facility.

  During the year ended October 31, 2005, the Fund did not borrow or lend under the interfund lending facility.

  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 7--OPTION CONTRACTS WRITTEN

                                        TRANSACTIONS DURING THE PERIOD
--------------------------------------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS      PUT OPTION CONTRACTS
                                                              ----------------------    ----------------------
                                                              NUMBER OF    PREMIUMS     NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED     CONTRACTS    RECEIVED
--------------------------------------------------------------------------------------------------------------
Beginning of year                                                 246      $ 22,203          --      $      --
--------------------------------------------------------------------------------------------------------------
Written                                                        11,706       733,684       4,090         76,657
--------------------------------------------------------------------------------------------------------------
Closed                                                         (4,045)     (589,990)       (370)       (39,239)
--------------------------------------------------------------------------------------------------------------
Exercised                                                      (4,761)     (415,411)     (1,420)      (157,189)
--------------------------------------------------------------------------------------------------------------
Expired                                                        (3,146)      249,514      (2,300)       119,771
==============================================================================================================
End of year                                                        --      $     --          --      $      --
______________________________________________________________________________________________________________
==============================================================================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2005 and 2004.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2005, the components of net assets on a tax basis were as follows:

                                                                    2005
-----------------------------------------------------------------------------
Undistributed ordinary income                                   $      82,920
-----------------------------------------------------------------------------
Unrealized appreciation (depreciation) -- investments                (932,299)
-----------------------------------------------------------------------------
Temporary book/tax differences                                        (32,506)
-----------------------------------------------------------------------------
Capital loss carryforward                                        (265,346,390)
-----------------------------------------------------------------------------
Shares of beneficial interest                                     351,101,851
=============================================================================
Total net assets                                                $  84,873,576
_____________________________________________________________________________
=============================================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation (depreciation) on foreign currencies of $2.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2005 to utilizing $262,930,620 of capital loss carryforward in the fiscal year ended October 31, 2006.

  The Fund utilized $17,315,247 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2009                                                $161,970,903
-----------------------------------------------------------------------------
October 31, 2010                                                  89,320,575
-----------------------------------------------------------------------------
October 31, 2011                                                  14,054,912
=============================================================================
Total capital loss carryforward                                 $265,346,390
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003, the date of the reorganization of INVESCO Advantage Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from reorganization.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2005 was $202,405,580 and $215,146,719, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of:
  Investment securities                                            $ 3,673,064
-------------------------------------------------------------------------------
  Securities sold short                                              1,329,355
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of:
  Investment securities                                             (5,072,499)
-------------------------------------------------------------------------------
  Securities sold short                                               (862,221)
===============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                       $  (932,301)
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $110,021,430.
Proceeds from securities sold short for tax purposes are
  $19,611,662.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currencies and capital loss carryforward due to annual limitation, on October 31, 2005, undistributed net investment income was decreased by $79,708, undistributed net realized gain (loss) was increased by $2,107,833 and shares of beneficial interest decreased by $2,028,125. This reclassification had no effect on the net assets of the Fund.

NOTE 11--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                               CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------------
                                                                        2005(A)                             2004
                                                              ----------------------------      ----------------------------
                                                                SHARES           AMOUNT           SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        282,905      $  2,376,960         501,197      $  4,153,216
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                         70,670           580,003         186,041         1,484,901
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                         22,006           180,357         110,586           883,122
============================================================================================================================
Issued in connection with acquisitions:(b)
  Class A                                                             --                --         530,892         4,270,935
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                             --                --         740,509         5,801,027
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                             --                --         311,873         2,444,143
============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         78,302           663,997         163,800         1,352,401
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (81,097)         (663,997)       (168,500)       (1,352,401)
============================================================================================================================
Reacquired:
  Class A                                                     (2,785,751)      (23,565,834)     (4,145,780)      (33,849,938)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,547,088)      (20,833,537)     (2,775,151)      (21,992,351)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (841,374)       (6,871,140)     (1,295,910)      (10,286,897)
============================================================================================================================
                                                              (5,801,427)     $(48,133,191)     (5,840,443)     $(47,091,842)
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 11% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell the Fund Shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third part record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this shareholder are also owned beneficially.
(b) As of the opening of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO Advantage Fund, pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Advantage Fund shareholders on October 21, 2003. The acquisition was accomplished by a tax-free exchange of 1,583,274 shares of the Fund for 2,180,862 shares of INVESCO Advantage Fund outstanding as of the close of business on October 31, 2003. INVESCO Advantage Fund's net assets at that date of $12,516,105, including $2,028,124 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $173,469,765.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                              -------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------
                                                               2005          2004       2003       2002        2001
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.06       $  8.04    $  7.06    $  8.83    $  13.60
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   0.06(a)      (0.03)(b)   (0.06)(b)   (0.02)(b)(c)    (0.03)(b)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.37          0.05       1.04      (1.75)      (4.37)
=====================================================================================================================
    Total from investment operations                             0.43          0.02       0.98      (1.77)      (4.40)
=====================================================================================================================
Less distributions from net realized gains                         --            --         --         --       (0.37)
=====================================================================================================================
Net asset value, end of period                                $  8.49       $  8.06    $  8.04    $  7.06    $   8.83
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(d)                                                  5.33%         0.25%     13.88%    (20.05)%    (33.10)%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $37,166       $54,788    $78,440    $89,218    $171,324
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets (including interest
  expense and dividends on short sales expense):
  With fee waivers and/or expense reimbursements                 1.86%(e)      1.52%      2.21%      1.26%       2.16%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.97%(e)      1.54%      2.21%      1.36%       2.26%
=====================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense and dividends on short sales expense):
  With fee waivers and/or expense reimbursements                 1.64%(e)      1.29%      1.95%      1.11%       2.12%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.75%(e)      1.31%      1.95%      1.21%       2.22%
=====================================================================================================================
Ratio of net investment income (loss) to average net assets      0.54%(a)(e)   (0.31)%   (0.87)%    (0.19)%(c)    (0.30)%
=====================================================================================================================
Ratio of interest expense and dividends on short sales
  expenses to average net assets(f)                              0.22%(e)      0.23%      0.26%      0.15%       0.04%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate                                           205%           87%       215%       195%        269%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) Net investment income (loss) per share and the Ratio of net investment income (loss) to average net assets include a special cash dividend of $3.00 per share paid by Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the Ratio of net investment
     (loss) to average net assets excluding the special dividend are $0.03 and 0.32%, respectively.
(b)  Calculated using average shares outstanding.
(c) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income (loss) per share would have been $(0.01) and the ratio of net investment income (loss) to average net assets would have been (0.17)%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(e)  Ratios are based on average daily net assets of $45,723,139.
(f) Ratio includes interest expense and fees on the committed line of credit.

                                                                                    CLASS B
                                                              ----------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------
                                                               2005       2004       2003       2002        2001
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  7.80    $  7.84    $  6.93    $  8.74    $  13.55
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.02)(a)   (0.08)(b)   (0.11)(b)   (0.08)(b)(c)    (0.12)(b)
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.39       0.04       1.02      (1.73)      (4.32)
==================================================================================================================
    Total from investment operations                             0.37      (0.04)      0.91      (1.81)      (4.44)
==================================================================================================================
Less distributions from net realized gains                         --         --         --         --       (0.37)
==================================================================================================================
Net asset value, end of period                                $  8.17    $  7.80    $  7.84    $  6.93    $   8.74
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(d)                                                  4.74%     (0.51)%    13.13%    (20.71)%    (33.53)%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $36,475    $54,797    $70,905    $77,920    $143,331
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets (including interest
  expense and dividends on short sales expense)                  2.54%(e)(f)    2.17%(f)    2.86%    2.01%     2.92%
==================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense and dividends on short sales expense)                  2.32%(e)(g)    1.94%(g)    2.60%    1.86%     2.88%
==================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.14)%(a)(e)   (0.96)%   (1.52)%   (0.94)%(c)    (1.06)%
==================================================================================================================
Ratio of interest expense and dividends on short sales
  expense to average net assets(h)                               0.22%(e)    0.23%     0.26%      0.15%       0.04%
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate                                           205%        87%       215%       195%        269%
__________________________________________________________________________________________________________________
==================================================================================================================

(a) Net investment income (loss) per share and the Ratio of net investment income (loss) to average net assets include a special cash dividend of $3.00 per share paid by Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the Ratio of net investment
     (loss) to average net assets excluding the special dividend are $(0.05) and (0.36)%, respectively.
(b)  Calculated using average shares outstanding.
(c) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained the same and the ratio of net investment income (loss) to average net assets would have been (0.92)%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(e)  Ratios are based on average daily net assets of $45,915,388.
(f) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements, including interest expense and dividends on short sales expense was 2.65% and 2.19%, for the year ended October 31, 2005 and the year ended October 31, 2004, respectively.
(g) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements, excluding interest expense and dividends on short sales expense was 2.43% and 1.96%, for the year ended October 31, 2005 and the year ended October 31, 2004, respectively.
(h) Ratio includes interest expense and fees on the committed line of credit.

                                                                                    CLASS C
                                                              ---------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------
                                                               2005       2004       2003       2002       2001
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  7.80    $  7.84    $  6.93    $  8.73    $ 13.55
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.02)(a)   (0.08)(b)   (0.11)(b)   (0.08)(b)(c)   (0.12)(b)
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.39       0.04       1.02      (1.72)     (4.33)
=================================================================================================================
    Total from investment operations                             0.37      (0.04)      0.91      (1.80)     (4.45)
=================================================================================================================
Less distributions from net realized gains                         --         --         --         --      (0.37)
=================================================================================================================
Net asset value, end of period                                $  8.17    $  7.80    $  7.84    $  6.93    $  8.73
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(d)                                                  4.74%     (0.51)%    13.13%    (20.62)%   (33.60)%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $11,232    $17,121    $24,060    $30,430    $59,675
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets (including interest
  expense and dividends on short sales expense)                  2.54%(e)(f)    2.17%(f)    2.86%    2.01%    2.92%
=================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense and dividends on short sales expense)                  2.32%(e)(g)    1.94%(g)    2.60%    1.86%    2.88%
=================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.14)%(a)(e)   (0.96)%   (1.52)%   (0.94)%(c)   (1.06)%
=================================================================================================================
Ratio of interest expense and dividends on short sales
  expenses to average net assets(h)                              0.22%(e)    0.23%     0.26%      0.15%      0.04%
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate                                           205%        87%       215%       195%       269%
_________________________________________________________________________________________________________________
=================================================================================================================

(a) Net investment income (loss) per share and the Ratio of net investment income (loss) to average net assets include a special cash dividend of $3.00 per share paid by Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the Ratio of net investment
     (loss) to average net assets excluding the special dividend are $(0.05) and (0.36)%, respectively.
(b)  Calculated using average shares outstanding.
(c) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained the same and the ratio of net investment income (loss) to average net assets would have been (0.92)%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(e)  Ratios are based on average daily net assets of $13,798,585.
(f) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements, including interest expense and dividends on short sales expense was 2.65% and 2.19%, for the year ended October 31, 2005 and the year ended October 31, 2004, respectively.
(g) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements, excluding interest expense and dividends on short sales expense was 2.43% and 1.96%, for the year ended October 31, 2005 and the year ended October 31, 2004, respectively.
(h) Ratio includes interest expense and fees on the committed line of credit.

NOTE 13--CHANGE IN INDEPENDENT PUBLIC ACCOUNTING FIRM

On June 29, 2005, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm of the Fund for the fiscal year ending October 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. For the prior fiscal year, Ernst & Young ("E&Y") was the Fund's independent registered public accounting firm. On June 29, 2005, the Trust obtained a formal resignation from E&Y as the independent registered public accounting firm of the Fund.

  E&Y's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period E&Y was engaged, there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to E&Y's satisfaction, would have caused E&Y to make reference to that matter in connection with such reports.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Half of this amount has already been paid to the fair fund pursuant to the terms of the settlement with the remainder due December 31, 2005. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  On June 13, 2005, the MDL Court (as defined below) issued a Conditional Transfer Order transferring this lawsuit to the MDL Court, which Conditional Transfer Order was finalized on October 19, 2005. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate (this lawsuit was dismissed by the Court on August 12, 2005).

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland. On August 25, 2005, the Court issued rulings on the common issues of law presented in defendants' motions to dismiss the shareholder class and derivative complaints. These rulings were issued in the context of the Janus lawsuits, but the Court's legal determinations apply at the omnibus level to all cases within his track, including the AIM and IFG cases. The Court dismissed for failure to make pre-suit demand on the fund board all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"), as to which the demand requirement does not apply. The Court dismissed all claims asserted in the class complaint but two: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, and (ii) the excessive fee claim under Section 36(b) of the 1940 Act. In addition, the Court limited plaintiffs' potential recovery on the 36(b) claim to fees attributable to timing assets, as opposed to all fees on funds in which any timing occurred. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date. The Court will subsequently issue an order applying his legal rulings to the allegations in the AIM and IFG complaints.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Special Opportunities Funds and Shareholders of AIM Opportunities III Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of AIM Opportunities III Fund (one of the funds constituting AIM Special Opportunities Funds, hereafter referred to as the "Fund") at October 31, 2005, and the results of its operations, the changes in its net assets, its cash flows and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended October 31, 2004 and the financial highlights for each of the periods ended on or before October 31, 2004 were audited by another independent registered public accounting firm whose report, dated December 15, 2004, expressed an unqualified opinion on those statements.

/s/ PricewaterhouseCoopers LLP

December 19, 2005
Houston, Texas

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of October 31, 2005



The address of each trustee and officer of AIM Special Opportunities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1998           Director and Chairman, A I M Management    None
   Trustee, Vice Chair,                           Group Inc. (financial services holding
   Principal Executive Officer                    company); Director and Vice Chairman,
   and President                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.
   President                                      (financial services holding company);
                                                  Director and President, A I M Advisors,
                                                  Inc. (registered investment advisor);
                                                  Director, A I M Capital Management, Inc.
                                                  (registered investment advisor) and
                                                  A I M Distributors, Inc. (registered
                                                  broker dealer); Director and Chairman,
                                                  AIM Investment Services, Inc.
                                                  (registered transfer agent), Fund
                                                  Management Company (registered broker
                                                  dealer) and INVESCO Distributors, Inc.
                                                  (registered broker dealer); and Chief
                                                  Executive Officer, AMVESCAP PLC -- AIM
                                                  Division (parent of AIM and a global
                                                  investment management firm)
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and Chairman,
                                                  AIM Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1998           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); and CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market)
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1998           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         1998           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Gerald J. Lewis -- 1933         2003           Chairman, Lawsuit Resolution Services      General Chemical Group, Inc.
   Trustee                                        (San Diego, California)
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      1998           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of October 31, 2005





The address of each trustee and officer of AIM Special Opportunities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        1998           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel,                2005           Retired                                    None
   Jr.(3) -- 1944
   Trustee
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc. (financial services holding
   Chief Compliance Officer                       company); Senior Vice President and
                                                  Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President and                      Assistant General Counsel, ICON
   Senior Officer                                 Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; Senior Vice President
                                                  and General Counsel, Liberty Funds
                                                  Group, LLC; Vice President, A I M
                                                  Distributors, Inc.; and Director and
                                                  General Counsel, Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President, Principal                      Advisors, Inc.
   Financial Officer and
   Treasurer                                      Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, and Senior
                                                  Investment Officer, A I M Capital
                                                  Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2004           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

(3) Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street            & Frankel LLP            P.O. Box 4739            225 Franklin Street
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
                              Americas
                              New York, NY 10036-2714


U.S. ESTATE TAX FOR NON-RESIDENT ALIEN SHAREHOLDERS (UNAUDITED)

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended January 31, 2005, April 30, 2005, July 31, 2005 and October 31, 2005 are 23.02%, 22.26%, 3.22%, and 3.18%, respectively.

            DOMESTIC EQUITY                            SECTOR EQUITY                             AIM ALLOCATION SOLUTIONS

AIM Aggressive Growth Fund                   AIM Advantage Health Sciences Fund           AIM Conservative Allocation Fund
AIM Basic Balanced Fund*                     AIM Energy Fund                              AIM Growth Allocation Fund(2)
AIM Basic Value Fund                         AIM Financial Services Fund                  AIM Moderate Allocation Fund
AIM Blue Chip Fund                           AIM Global Health Care Fund                  AIM Moderate Growth Allocation Fund
AIM Capital Development Fund                 AIM Global Real Estate Fund                  AIM Moderately Conservative Allocation
AIM Charter Fund                             AIM Gold & Precious Metals Fund              Fund
AIM Constellation Fund                       AIM Leisure Fund
AIM Diversified Dividend Fund                AIM Multi-Sector Fund                                DIVERSIFIED PORTFOLIOS
AIM Dynamics Fund                            AIM Real Estate Fund(1)
AIM Large Cap Basic Value Fund               AIM Technology Fund                          AIM Income Allocation Fund
AIM Large Cap Growth Fund                    AIM Utilities Fund                           AIM International Allocation Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund(1)                         FIXED INCOME
AIM Mid Cap Growth Fund
AIM Opportunities I Fund                     TAXABLE
AIM Opportunities II Fund
AIM Opportunities III Fund                   AIM Floating Rate Fund
AIM Premier Equity Fund                      AIM High Yield Fund
AIM S&P 500 Index Fund                       AIM Income Fund
AIM Select Equity Fund                       AIM Intermediate Government Fund
AIM Small Cap Equity Fund                    AIM Limited Maturity Treasury Fund
AIM Small Cap Growth Fund(1)                 AIM Money Market Fund
AIM Small Company Growth Fund                AIM Short Term Bond Fund
AIM Summit Fund                              AIM Total Return Bond Fund
AIM Trimark Endeavor Fund                    Premier Portfolio
AIM Trimark Small Companies Fund             Premier U.S. Government Money
AIM Weingarten Fund                          Portfolio

* Domestic equity and income fund             TAX-FREE

      INTERNATIONAL/GLOBAL EQUITY            AIM High Income Municipal Fund(1)
                                             AIM Municipal Bond Fund
AIM Asia Pacific Growth Fund                 AIM Tax-Exempt Cash Fund
AIM Developing Markets Fund                  AIM Tax-Free Intermediate Fund
AIM European Growth Fund                     Premier Tax-Exempt Portfolio
AIM European Small Company Fund(1)
AIM Global Aggressive Growth Fund            =======================================================================================
AIM Global Equity Fund                       CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS
AIM Global Growth Fund                       AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR
AIM Global Value Fund                        AND READ IT CAREFULLY BEFORE INVESTING.
AIM International Core Equity Fund           =======================================================================================
AIM International Growth Fund
AIM International Small Company Fund(1)
AIM Trimark Fund

(1) This fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the fund, please see the appropriate prospectus.

(2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

    If used after January 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $129 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $381 billion in assets under management. Data as of September 30, 2005.

AIMinvestments.com                 OPP3-AR-1            A I M Distributors, Inc.


                                      YOUR GOALS. OUR SOLUTIONS. --Registered Trademark--
---------------------------------------------------------------------------------------
Mutual    Retirement    Annuities    College    Separately    Offshore    Cash            [AIM INVESTMENTS LOGO APPEARS HERE]
Funds     Products                   Savings    Managed       Products    Management           --Registered Trademark--
                                     Plans      Accounts
---------------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

      As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee.

      On the date of the reporting period, October 31, 2005, the Registrant's audit committee financial expert was Prema Mathai-Davis. Dr. Mathai-Davis is "independent" within the meaning of that term as used in Form N-CSR.

      On October 27, 2005, the Board of Trustees determined that Raymond Stickel, Jr. is an audit committee financial expert. Mr. Stickel was appointed to the Registrant's Audit Committee effective as of October 1, 2005. Mr. Stickel is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      The Registrant's Audit Committee appointed PricewaterhouseCoopers LLP ("PWC") as Registrant's principal independent registered public accounting firm for the fiscal year 2005. Such appointment was ratified and approved by the independent trustees of the Registrant's Board of Trustees. For the fiscal year ended 2004, Ernst & Young LLP ("E&Y") served as the Registrant's principal registered public accounting firm.

      The information set forth below for the 2005 fiscal year relates to fees billed by PWC. The information set forth below for the 2004 fiscal year relates to fees billed by E&Y.

FEES BILLED BY PRINCIPAL ACCOUNTANT RELATED TO THE REGISTRANT

      PWC (for 2005) and E&Y (for 2004) billed the Registrant aggregate fees for services rendered to the Registrant as follows:

                                                  Percentage of Fees
                                                  Billed Applicable                            Percentage of Fees
                                                     to Non-Audit                             Billed Applicable to
                            Fees Billed by PWC    Services Provided                            Non-Audit Services
                               for Services      for fiscal year end    Fees Billed by E&Y     Provided for fiscal
                             Rendered to the       2005 Pursuant to        for Services           year end 2004
                              Registrant for          Waiver of           Rendered to the      Pursuant to Waiver
                                  fiscal             Pre-Approval         Registrant for         of Pre-Approval
                              year end 2005         Requirement(1)     fiscal year end 2004      Requirement(1)
                            ------------------    ------------------   --------------------    -------------------
Audit Fees                     $      118,007            N/A               $      111,094              N/A
Audit-Related Fees(2)          $            0              0%              $        5,600                0%
Tax Fees(3)                    $       18,000              0%              $        8,039                0%
All Other Fees                 $            0              0%              $            0                0%
                               --------------                              --------------
Total Fees                     $      136,007              0%              $      124,733                0%

PWC billed the Registrant aggregate non-audit fees of $18,000 for the fiscal year ended 2005 for non-audit services rendered to the Registrant. E&Y billed the Registrant aggregate non-audit fees of $13,639 for the fiscal year ended 2004 for non-audit services rendered to the Registrant.

----------

(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Audit-Related Fees for the fiscal year ended October 31, 2004 includes fees billed for completing agreed-upon procedures related to fund mergers.


(3) Tax Fees for the fiscal year end October 31, 2005 includes fees billed for reviewing tax returns. Tax fees for fiscal year end October 31, 2004 includes fees billed for reviewing tax returns and consultation services.

FEES BILLED BY PRINCIPAL ACCOUNTANT RELATED TO AIM AND AIM AFFILIATES

      PWC (for 2005) and E&Y (for 2004) billed AIM Advisors, Inc. ("AIM"), the Registrant's adviser, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant ("AIM Affiliates") aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates as follows:

                           Fees Billed by PWC                            Fees Billed by E&Y
                              for Non-Audit                                 for Non-Audit
                          Services Rendered to    Percentage of Fees    Services Rendered to     Percentage of Fees
                               AIM and AIM       Billed Applicable to        AIM and AIM        Billed Applicable to
                             Affiliates for       Non-Audit Services       Affiliates for        Non-Audit Services
                          fiscal year end 2005    Provided for fiscal   fiscal year end 2004    Provided for fiscal
                           That Were Required        year end 2005       That Were Required        year end 2004
                           to be Pre-Approved     Pursuant to Waiver     to be Pre-Approved    Pursuant to Waiver of
                           by the Registrant's      of Pre-Approval      by the Registrant's        Pre-Approval
                             Audit Committee        Requirement(1)         Audit Committee         Requirement(1)
                          --------------------   --------------------   --------------------   ---------------------
Audit-Related Fees(2)              $0                     0%                  $185,000                   0%
Tax Fees                           $0                     0%                  $      0                   0%
All Other Fees                     $0                     0%                  $      0                   0%
                                   --                                         --------
Total Fees(3)                      $0                     0%                  $185,000                   0%

----------

(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Audit-Related Fees for the fiscal year ended October 31, 2004 includes fees billed for services to test and report on the controls and operations of an affiliated transfer agent.

(3) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2005, and E&Y billed AIM and AIM Affiliates aggregate non-audit fees of $265,511 for the fiscal year ended 2004, for non-audit services rendered to AIM and AIM Affiliates.

      The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining the principal accountant's independence.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 13, 2005


I.    STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Directors/Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

II.   DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Directors. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

III.  AUDIT SERVICES

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

IV.   NON-AUDIT SERVICES

The Audit Committees may provide general pre-approval of types of non-audit services described in this Section IV to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

The Audit Committees may provide specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the auditor, is consistent with the SEC Rules on auditor independence, and otherwise conforms to the Audit Committees' general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Provider before a tax court, district court or federal court of claims.

ALL OTHER AUDITOR SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

V.    PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

VI.   PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the

Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

      o Bookkeeping or other services related to the accounting records or financial statements of the audit client

      o     Financial information systems design and implementation

      o Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

      o     Actuarial services

      o     Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

      o     Management functions

      o     Human resources

      o     Broker-dealer, investment adviser, or investment banking services

      o     Legal services

      o     Expert services unrelated to the audit

      o Any other service that the Public Company Oversight Board determines by regulation is impermissible.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

            Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

            Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

            Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

            None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of December 15, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 15, 2005, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)    Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)    Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Special Opportunities Funds

By:      /s/ Robert H. Graham
         ---------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    January 6, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ Robert H. Graham
         ---------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    January 6, 2006


By:
         /s/ Sidney M. Dilgren
         ---------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    January 6, 2006

                                  EXHIBIT INDEX


12(a)(1) Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.